Registration No. 333-94359

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As Filed with the Securities and Exchange Commission on April 19, 2002

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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Post-Effective Amendment No. 3

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FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2
A.	Exact name of trust: Sun Life of Canada (U.S.) Variable Account I

B.	Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C.	Complete address of depositor's principal executive offices:

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

D.	Name and complete address of agent for service:

Edward M. Shea
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Copies to:

Joan E. Boros, Esq.
Jorden Burt Boros Cicchetti & Johnson LLP
Suite 400 East
1025 Thomas Jefferson St. N.W.
Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

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____ immediately upon filing pursuant to paragraph (b)

__X__ on May 1, 2002 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485.
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E.	Title and amount of securities being registered:

Last Survivor Flexible Premium Combination Fixed and Variable Life Insurance Policies.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite amount of its Flexible Premium Combination Fixed and Variable Life Insurance Policies is being registered under the Securities Act of 1933.

F.	Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

RECONCILIATION AND TIE BETWEEN

FORM N-8B-2 AND PROSPECTUS
ITEM NO. OF
FORM N-8B-2	CAPTION IN PROSPECTUS

1.	Cover page

2.	Cover page

3.	Not applicable

4.	Distribution of Policy

5.	The Variable Account

6.	The Variable Account

7.	Not applicable

8.	Other Information -- Financial Statements

9.	Other Information -- Legal Proceedings

10.	Summary of Policy; The Variable Account; The Funds; About the Policy; Voting Rights; Federal Income Tax Considerations

11.	Summary of Policy; The Variable Account; The Funds

12.	Summary of Policy; The Funds

13.	Summary of Policy; Fees and Expenses of the Funds; About the Policy -- Charges and Deductions; Distribution of Policy; Federal Income Tax Considerations

14.	About the Policy -- Policy Application, Issuance and Initial Premium

15.	About the Policy -- Policy Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

16.	The Funds; About the Policy -- Premium Payments, --Account Value, -- Transfer Privileges, -- Surrenders and Surrender Charges, -- Partial Withdrawals, -- Policy Loans

17.	Summary of Policy; About the Policy -- Account Value, -- Surrenders and Surrender Charges, -- Right of Return Period

18.	The Variable Account; About the Policy -- Account Value

19.	About the Policy -- Other Policy Provisions -- Report to Owner

20.	Not applicable

I-2
21.	About the Policy -- Policy Loans, -- Death Benefit, -- Account Value

22.	Not applicable

23.	Our Directors and Executive Officers

24.	Not applicable

25.	Sun Life Assurance Company of Canada (U.S.)

26.	Not applicable

27.	Sun Life Assurance Company of Canada (U.S.)

28.	Sun Life Assurance Company of Canada (U.S.); Our Directors and Executive Officers

29.	Sun Life Assurance Company of Canada (U.S.)

30.	Not applicable

31.	Not applicable

32.	Not applicable

33.	Not applicable

34.	Not applicable

35.	Distribution of Policy

36.	Not applicable

37.	Not applicable

38.	Distribution of Policy

39.	Sun Life Assurance Company of Canada (U.S.); Distribution of Policy

40.	Not applicable

41.	Sun Life Assurance Company of Canada (U.S.); Distribution of Policy

42.	Not applicable

43.	Not applicable

44.	About the Policy -- Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges, -- Charges and Deductions

45.	Not applicable

I-3
46.	About the Policy -- Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

47.	The Funds

48.	Cover page; Sun Life Assurance Company of Canada (U.S.); The Variable Account

49.	Not applicable

50.	The Variable Account

51.	Summary of Policy; Sun Life Assurance Company of Canada (U.S.); About the Policy

52.	The Funds; The Variable Account; About the Policy -- Other Policy Provisions, -- Addition, Deletion or Substitution of Investments, -- Modification

53.	Federal Income Tax Considerations

54.	Not applicable

55.	Not applicable

56.	Not applicable

57.	Not applicable

58.	Not applicable

59.	Not applicable

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PART I

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PRE-SUBSTITUTION SUPPLEMENT DATED MAY 1, 2002

TO

PROSPECTUS DATED MAY 1, 2002

FOR

FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Proposed Substitutions of Funds

On December 27, 2001, Sun Life Assurance Company of Canada (U.S.)("the Company" or "Sun Life of Canada (U.S.)") filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain investment portfolios of Alger American Fund ("Alger") and OCC Accumulation Trust ("OCC Trust") currently held by Sun Life of Canada (U.S.) Variable Account I for shares of certain investment portfolios of Sun Capital Advisers Trust ("Sun Capital"). To the extent required by law, approvals of such substitutions will also be obtained from the state insurance regulators in certain jurisdictions. If such approvals are granted, the Alger American Growth Portfolio, Alger American Income & Growth Portfolio, Alger American Small Capitalization Portfolio, OCC Equity Portfolio, OCC Managed Portfolio, OCC Mid Cap Portfolio and OCC Small Cap Portfolio will no longer be available investment options under your policy.

Effect of the Substitutions

The effect of the substitutions would be to replace each of the portfolios of Alger and OCC Trust shown in Column I with the corresponding portfolios of Sun Capital shown in Column II:
Column I (Replaced Funds)	Column II (Substitute Funds)
Alger American Growth Portfolio	SC Alger Growth Fund**
Alger American Income & Growth Portfolio	SC Alger Income & Growth Fund**
Alger American Small Capitalization Portfolio	SC Alger Small Capitalization Fund**
OCC Equity Portfolio*	SC Value Equity Fund**
OCC Managed Portfolio*	SC Value Managed Fund**
OCC Mid Cap Portfolio*	SC Value Mid Cap Fund**
OCC Small Cap Portfolio*	SC Value Small Cap Fund**

*Not offered as investment options to policies issued on or after July 17, 2000.

**Available for investment on May 1, 2002.

The Alger and OCC Replaced Funds have similar investment objectives to their respective Substitute Funds. Policy owners and prospective purchasers should carefully read the Sun Capital prospectus dated May 1, 2002.

The advisers to each of the Sun Capital Funds will also serve as subadvisers to the corresponding Substitute Funds. Sun Capital and its adviser, Sun Capital Advisers, Inc. ("SC Advisers") have received an exemptive order from the SEC permitting SC Advisers, subject to the approval of Sun Capital's board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. SC Advisers has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

With respect to the Replaced Funds, the Company will not exercise any rights reserved under your policy to impose restrictions on transfers from the Replaced Funds or Substitute Funds until at least thirty (30) days after the proposed substitutions occur.

If the proposed substitutions are carried out, each policy owner affected by the substitutions will be sent a written notice informing them that the substitutions were carried out.

The Replaced Funds will be closed for all future payments, allocations and transfers on May 1, 2002 and thereafter.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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SUPPLEMENT DATED MAY 1, 2002

TO

PROSPECTUS DATED MAY 1, 2002

FOR

FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective May 1, 2002, the Goldman Sachs VIT CORESM Large Cap Growth Fund will no longer be an available investment option under your policy. All shares of Goldman Sachs VIT CORESM

Large Cap Growth Fund have been substituted with shares of AIM V.I. Growth Fund.

All references to Goldman Sachs VIT CORESM Large Cap Growth Fund in the prospectus are deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (800) 700-6554	SUN LIFE LOGO

Futurity Survivorship Variable Universal Life Insurance
Sun Life of Canada (U.S.) Variable Account I
A Last Survivor Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy

This prospectus describes the variable portions of a last survivor combination fixed and variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we" or "us"), a member of the Sun Life Financial group of companies. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

o o o o

choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among 38 Investment Options (including 37 variable investment options and one fixed account investment option) and transfer Account Value among available investment options as your investment objectives change; and

access your Policy's Account Value through loans and partial or total surrenders.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Prospectus May 1, 2002

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Variable Sub-Account Investment Options

The assets of Sun Life of Canada (U.S.) Variable Account I (the "Variable Account") are divided into 37 variable Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of the following mutual funds or series thereof (the "Funds").

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AIM Variable Insurance Funds	MFS/Sun Life Series Trust
AIM V.I. Capital Appreciation Fund	Capital Appreciation Series
AIM V.I. Growth Fund	Emerging Growth Series
AIM V.I. Core Equity Fund	Government Securities Series
AIM V.I. International Growth Fund	High Yield Series
Massachusetts Investors Growth Stock Series
The Alger American Fund	Massachusetts Investors Trust Series
Alger American Growth Portfolio	New Discovery Series
Alger American Income & Growth Portfolio	Total Return Series
Alger American Small Capitalization Portfolio	Utilities Series

Goldman Sachs Variable Insurance Trust	OCC Accumulation Trust
Goldman Sachs VIT CORESM Large Cap Growth Fund	Equity Portfolio
Goldman Sachs VIT CORESM Small Cap Equity Fund	Managed Portfolio
Goldman Sachs VIT CORESM U.S. Equity Fund	Mid Cap Portfolio
Goldman Sachs VIT Growth and Income Fund	Small Cap Portfolio
Goldman Sachs VIT International Equity Fund
Sun Capital Advisers TrustSM
Sun Capital Investment Grade Bond FundSM
Sun Capital Money Market FundSM
Sun Capital Real Estate FundSM
SCSM Alger Growth Fund
SCSM Alger Income & Growth Fund
SCSM Alger Small Capitalization Fund
SCSM Blue Chip Mid Cap Fund
SCSM Investors Foundation Fund
SCSM Select Equity Fund
SCSM Value Equity Fund
SCSM Value Managed Fund
SCSM Value Mid Cap Fund
SCSM Value Small Cap Fund

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Fixed Account Option
We periodically credit interest on amounts allocated to the fixed account option at an effective annual rate guaranteed to be at least 3%.

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds. We have not authorized anyone to provide you with information that is different.

Summary of Policy

Right of Return Period

You may return your Policy to us for any reason and receive a refund within 10 days from the date of receipt of your Policy. A longer period may apply in some states.

Premium Payments

o o o

You must make a minimum initial premium payment, the amount of which will vary based on various factors, including the age, sex and rating class of each Insured.

Thereafter, you choose the amount and timing of premium payments, within certain limits.

You may allocate your net premium payments among the Policy's available investment options.

Death Benefit
o o	The Policy's death benefit is payable upon the death of the last of two Insureds to die. You have a choice of two death benefit options-
Specified Face Amount is the minimum amount of life insurance in your Policy.	o	the Specified Face Amount; or
	o	the sum of the Specified Face Amount and the Account Value of your Policy.

o o	For each option, the death benefit may be greater if necessary to satisfy federal tax laws. After the first Policy Year, you may:
o o o

change your death benefit option;

increase the Specified Face Amount, subject to satisfactory evidence of insurability; or

decrease the Specified Face Amount, provided that the Specified Face Amount after the decrease is not less than an amount we specify in your Policy.

The Variable Account
o o	We have established a variable separate account to fund the variable benefits under the Policy. The assets of the variable separate account are insulated from the claims of our general creditors.
Investment Options
o o o o

You may allocate your net premium payments among the 37 variable Sub-Accounts and the fixed account option listed on page ii of this prospectus.

Each Sub-Account invests exclusively in shares of a mutual fund portfolio.

You may transfer amounts from one Sub-Account to another or to the Fixed Account Value, subject to any limits that may be imposed by the Funds.

You may transfer amounts from the fixed account option, subject to our rules as they may exist from time to time.

Supplemental Benefits
o	You may supplement your Policy with the following riders where available-
o o	estate preservation; maturity extension with full death benefit.
o	We will deduct the cost, if any, of the rider(s) from your Policy's Account Value on a monthly basis.
Accessing Your Account Value

Cash Surrender Value is Account Value minus any surrender charges and the amount of any Policy Debt.

The Surrender Charge Period ends 15 years after you purchase or increase the Specified Face Amount of your Policy.

o o o

You may borrow from us using your Account Value as collateral. Loans may be taxable events if your Policy is a "modified endowment contract" for federal income tax purposes and the value of your Policy exceeds its cost.

You may surrender your Policy for its Cash Surrender Value. If you surrender your Policy during the Surrender Charge Period, you will incur any applicable surrender charges.

You may make a partial surrender of some of your Policy's Cash Surrender Value after the Policy has been in force for one year. A partial surrender will cause a decrease in the Specified Face Amount of your Policy if your death benefit option is the Specified Face Amount.

Account Value
o	Your Policy's Account Value will reflect-
Account Value is the sum of the amounts in each Sub-Account and the Fixed Account Value with respect to your Policy.	o o o o

the premiums you pay;

the investment performance of the Sub-Accounts you select, and/or the interest credited in the fixed account option;

any loans or partial surrenders;

the charges we deduct under the Policy.

Policy Charges and Deductions
o o o o o o

Expense Charge Applied to Premium-We will deduct a charge from your premium payments as a sales load and for our federal, state and local tax obligations. For the first Policy Year, the charge is 10% of premiums up to an amount specified in the policy which is based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The charge on premiums in excess of that amount is guaranteed not to exceed 7.25%. The current charge is 5.25%. For Policy Year 2 and thereafter, the charge on all premiums is guaranteed not to exceed 7.25%. The current charge is 5.25%.

Mortality and Expense Risk Charge-We deduct a daily charge from your Variable Account Value for the mortality and expense risks we assume with respect to the Policy. The guaranteed maximum and current daily rate is equivalent to an annual rate of 0.50% of the Variable Account Value.

Monthly Cost of Insurance Charge-We will deduct a monthly charge from your Account Value for the cost of insurance. Our guaranteed Monthly Cost of Insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The applicable charge will vary based on the amount of insurance coverage you request and other factors, including the age, sex and rating class of each Insured.

Monthly Face Amount Charge-We deduct a monthly charge from your Account Value for the first 10 Policy Years following the issuance of your Policy based on the initial Specified Face Amount and for the first 10 Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of increase. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age and rating class of each Insured.

Monthly Cost of Supplemental Benefits-We will deduct an increased cost of insurance charge monthly for the cost, if any, of any supplemental benefit riders issued with your Policy. The applicable charge will vary based on various factors which may include, among others, the amount of coverage and the age, sex and rating class of each Insured.

Surrender Charges-We will deduct a surrender charge from your Account Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There is a separate surrender charge period for the initial Specified Face Amount and each increase in the Specified Face Amount you request, which starts on the date we issue Your Policy and on the effective date of the increase, respectively. Each surrender charge period will generally end after 15 Policy Years, but may end sooner under certain circumstances. The surrender will be an amount based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The greatest surrender charge that might apply to a combination of Insureds is $45.00 per $1,000 of Specified Face Amount. The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Male/Female Insured Pair, Non-tobacco)
Issue Ages 35&35 $8.48	Issue Ages 45&45 $19.19	Issue Ages 55&55 $27.22
Issue Ages 65&65 $40.02	Issue Ages 75&75 $45.00	Issue Ages 85&85 $45.00

o	Interest on Policy Loans-Policy loans accrue interest daily at 4% annually during Policy Years 1 through 10 and 3% annually thereafter.

You should read the Funds' prospectuses before investing.

Fees and Expenses of the Funds

You will indirectly bear the costs of investment management fees and other expenses paid from the assets of the Funds you select. The following table shows the fees and expenses paid by the Funds as a percentage of average net assets based on information for the year ended December 31, 2001. This information was provided by the Funds and we have not independently verified it. The Funds' fees and expenses are more fully described in the current prospectuses for the Funds. You should read them before investing

UNDERLYING FUND ANNUAL EXPENSES (1)
(as a percentage of Fund net assets)

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	Management Fees (After Reimbursement)	Other Expenses (After Reimbursement)(2)	Total Fund Annual Expenses (After Reimbursement)(2)
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	0.61%	0.24%	0.85%
AIM V.I. Growth Fund	0.62%	0.26%	0.88%
AIM V.I. Core Equity Fund(4)	0.61%	0.21%	0.82%
AIM V.I. International Growth Fund(4)	0.73%	0.32%	1.05%
The Alger American Fund
Alger American Growth Portfolio(8)	0.75%	0.06%	0.81%
Alger American Income & Growth Portfolio(8)	0.62%	0.10%	0.72%
Alger American Small Capitalization Portfolio(8)	0.85%	0.07%	0.92%
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT CORESM Large Cap Growth Fund(3)	0.70%	0.20%	0.90%[1.39%]
Goldman Sachs VIT CORESM Small Cap Equity Fund(3)	0.75%	0.25%	1.00%[1.22%]
Goldman Sachs VIT CORESM U.S. Equity Fund(3)	0.70%	0.11%	0.81%[0.82%]
Goldman Sachs VIT Growth and Income Fund(3)	0.75%	0.25%	1.00%[1.17%]
Goldman Sachs VIT International Equity Fund(3)	1.00%	0.35%	1.35%[2.05%]
MFS/Sun Life Series Trust
MFS/Sun Life Capital Appreciation Series	0.73%	0.05%	0.78%
MFS/Sun Life Emerging Growth Series	0.70%	0.06%	0.76%
MFS/Sun Life Government Securities Series	0.55%	0.07%	0.62%
MFS/Sun Life High Yield Series	0.75%	0.09%	0.84%
MFS/Sun Life Massachusetts Investors Growth Stock Series	0.75%	0.07%	0.82%
MFS/Sun Life Massachusetts Investors Trust Series	0.55%	0.05%	0.60%
MFS/Sun Life New Discovery Series	0.90%	0.07%	0.97%
MFS/Sun Life Total Return Series	0.65%	0.05%	0.70%
MFS/Sun Life Utilities Series	0.71%	0.07%	0.78%
OCC Accumulation Trust
OCC Equity Portfolio(5)	0.80%	0.13%	0.93%
OCC Managed Portfolio(5)	0.78%	0.10%	0.88%
OCC Mid Cap Portfolio(5)	0.80%	0.20%	1.00%[1.15%]
OCC Small Cap Portfolio(5)	0.80%	0.10%	0.90%
Sun Capital Advisers TrustSM
Sun Capital Investment Grade Bond FundSM(6)	0.60%	0.15%	0.75%[0.95%]
Sun Capital Money Market FundSM(6)	0.50%	0.15%	0.65%[0.74%]
Sun Capital Real Estate FundSM(6)	0.95%	0.30%	1.25%[1.68%]
SCSM Alger Growth Fund(6)	0.75%	0.15%	0.90%[5.00%]
SCSM Alger Income & Growth Fund(6)	0.62%	0.18%	0.80%[5.00%]
SCSM Alger Small Capitalization Fund(6)	0.85%	0.15%	1.00%[5.00%]
SCSM Blue Chip Mid Cap Fund(6)(7)	0.80%	0.20%	1.00%[1.26%]
SCSM Investors Foundation Fund(6)(7)	0.75%	0.15%	0.90%[3.34%]
SCSM Select Equity Fund(6)(7)	0.75%	0.15%	0.90%[1.50%]
SCSM Value Equity Fund(6)(9)	0.80%	0.10%	0.90%[3.97%]
SCSM Value Managed Fund(6)(9)	0.80%	0.10%	0.90%[4.68%]
SCSM Value Mid Cap Fund(6)(9)	0.80%	0.20%	1.00%[1.70%]
SCSM Value Small Cap Fund(6)(9)	0.80%	0.20%	1.00%[2.06%]
Notes
(1) (2) (3)

The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.

All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2001, except that the expense figures shown for SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund are estimates for the year 2002. No actual expense figures are shown for these Funds because each of them commenced operations in either April or May of 2002 and, therefore, has less than 10 months of investment experience.

The investment advisers to the following Goldman Sachs VIT Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed a certain percentage per annum of such Funds' average daily net assets:

Goldman Sachs VIT CORESM Large Cap Growth Fund

Goldman Sachs VIT CORESM Small Cap Equity Fund

Goldman Sachs VIT CORESM U.S. Equity Fund

Goldman Sachs VIT Growth and Income Fund

Goldman Sachs VIT International Equity Fund

0.20% 0.25% 0.20% 0.25% 0.35%
(4) (5) (6) (7) (8) (9)

Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.

Effective May 1, 2002, the following funds' names will change from AIM V.I. Growth and Income and AIM V.I. International Equity to AIM V.I. Core Equity Fund and AIM V.I. International Growth Fund, respectively.

The management fee for the OCC Equity Portfolio, the OCC Managed Portfolio, the OCC Mid Cap Portfolio and the OCC Small Cap Portfolio decreases to 0.75% as the daily net assets of each Portfolio exceed $400 million, and decreases to 70% as the daily net assets of each Portfolio exceed $800 million. Total Portfolio expenses for the OCC Equity, Managed, Mid Cap and Small Cap Portfolios are limited by the investment manager so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. If such limitation was not in effect, the expenses for the OCC Mid Cap Portfolio for the year ended December 31, 2001 would have been 1.15%.

For the year ended December 31, 2001, the investment adviser waived all investment advisory fees of all Funds other than Sun Capital Investment Grade Bond FundSM, Sun Capital Money Market FundSM, Sun Capital Real Estate FundSM, SCSM Value Mid Cap Fund, SCSM Blue Chip Mid Cap Fund and SCSM Select Equity Fund for which the investment adviser waived a portion of its fees. Fee waivers and expense reimbursements for the Sun Capital Adviser Trust Funds may be discontinued at any time. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.

Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S.") has applied to the Securities and Exchange Commission for an order approving the substitution of shares of the SCSM Alger Funds and SCSM Value Funds for shares of certain other mutual funds held by Sun Life U.S. separate accounts that issue variable annuity and variable life insurance products. If the order is granted, the adviser will contractually limit its management fee and reimburse the nonmanagement expenses of the SCSM Alger Funds and the SCSM Value Funds for a period of two years form the date of the substitution.

The management fee for each of the SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund decreases to 0.75%, 0.70% and 0.70% respectively, as the daily net assets of each Fund exceed $300 million.

Unless otherwise specified, allocations to Alger American Growth Fund, Alger American Income & Growth Fund and Alger American Small Capitalization Fund received on or after May 1, 2002 will be directed to SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund respectively.

The management fees for each of the SCSM Value Funds decreases to 0.75% as the daily net assets of each Fund exceed $400 million, and decreases to 0.70% as the daily net assets of each Fund exceed $800 million.

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What If Charges and Deductions Exceed Cash Surrender Value?
o o o

Your Policy will terminate if your Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

We will send you notice and allow you a 61 day Grace Period.

If, within the Grace Period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the Grace Period without further notice.

Minimum Premium Test (No-Lapse Guarantee)

Your insurance coverage will remain in force during the first five Policy Years even if your Policy's Cash Surrender Value is insufficient to keep the Policy in force, provided that your Policy meets certain requirements.

Reinstatement

If your Policy terminates due to insufficient value, we will reinstate it within five years at your request, subject to certain conditions.

Maturity

Your Policy will terminate when the younger Insured reaches Attained Age 100. If either Insured is living and your Policy is in force on the Maturity date, your Policy's Cash Surrender Value will be payable to you.

Maturity Extension

The Maturity date may be extended at your request. The death benefit will be your Account Value on the date of the last Insured to die.

Federal Tax Considerations

Your purchase of, and transactions under, your Policy may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a full or partial surrender of your Policy or on policy loans.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

Sun Life Assurance Company of Canada (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)").

Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

The Variable Account

We established Sun Life of Canada (U.S.) Variable Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

The assets of the Variable Account are insulated from our general liabilities.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is registered with the SEC.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account has 31 Sub-Accounts. Each Sub Account invests exclusively in shares of a single mutual fund portfolio.

The Variable Account is divided into 37 Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

The Funds
The Fund Prospectuses have more information about the Funds, and may be obtained from us without charge.

The Policy offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

The Funds currently available are:

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks or companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Growth Fund seeks to achieve growth of capital by investing primarily in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. Growth and Income Fund seeks to achieve growth of capital with a secondary objective of current income.

     AIM V.I. International Equity Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

The Alger American Fund (advised by Fred Alger Management, Inc.)

     Alger American Growth Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

     Alger American Income & Growth Portfolio seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     Alger American Small Capitalization Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of small companies with market capitalizations within the range of the Russell® 2000 Growth Index or the S&P® SmallCap 600 Index.

Goldman Sachs Variable Insurance Trust (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, GSAMI.)

     Goldman Sachs VIT CORESM Large Cap Growth Fund seeks long-term growth of capital by investing in a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

     Goldman Sachs VIT CORESM Small Cap Equity Fund seeks long-term growth of capital by investing in a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

     Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

     Goldman Sachs VIT Growth and Income Fund seeks long-term growth of capital and growth of income.

     Goldman Sachs VIT International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, an affiliate of the Company)

     Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     Emerging Growth Series will seek long-term growth of capital.

     Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related Securities.

     High Yield Series will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

     Massachusetts Investors Growth Stock Series will seek to provide long-term growth of capital and future income rather than current income.

     Massachusetts Investors Trust Series will seek long-term growth of capital with a secondary objective to seek reasonable current income.

     New Discovery Series will seek capital appreciation.

     Total Return Series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

OCC Accumulation Trust (advised by OpCap Advisors)

     Equity Portfolio seeks long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.

     Managed Portfolio seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, fixed income securities and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.

     Mid Cap Portfolio seeks long-term capital appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $8 billion.

     Small Cap Portfolio seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion.

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Sun Capital Advisers TrustSM(advised by Sun Capital Advisers, Inc., an affiliate of the Company; Fred Alger Management, Inc. serves as subadviser to the SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund; OpCap Advisors serves as investment subadviser to SCSM Value Equity Fund, SCSM Value Managed Fund, SCSM Value Mid Cap Fund and SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund.)

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     Sun Capital Money Market FundSM seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar denominated money market securities.

     Sun Capital Investment Grade Bond FundSM seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate FundSM primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

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     SCSM Alger Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. large capitalization companies.

     SCSM Alger Income and Growth Fund primarily seeks a high level of dividend income and secondarily seeks capital appreciation by investing primarily in dividend paying equity securities.

     SCSM Alger Small Capitalization Fund seeks long-term capital appreciation by investing primarily in U.S. companies with market capitalizations within the range represented by the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

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     SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.

     SCSM Investors Foundation Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.

     SCSM Select Equity Fund seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.

     SCSM Value Equity Fund seeks long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.

     SCSM Value Managed Fund seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, fixed income securities and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.

     SCSM Value Mid Cap Fund seeks long-term capital appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $8 billion.

     SCSM Value Small Cap Fund seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. The table contained in the front part of this prospectus shows annual expenses paid by the Funds as a percentage of average net assets.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account
Fixed account investments are not securities and we are not an investment company.

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

Interests in our general account offered through the fixed account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the fixed account investment option and may transfer any portion of your investments in the Sub-Accounts to the fixed account. You may also transfer a portion of your investment in the fixed account to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

Fixed account investments earn at least 3% interest.

An investment in the fixed account option does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging. You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available investment options at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing. Once your money has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your policy to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation. One or more asset allocation investment programs may be made available in connection with your Policy, at no extra charge. An asset allocation program provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

About the Policy
The Issue Date is the date we produce your Policy on our system and is specified in your Policy.

Policy Application, Issuance and Initial Premium

To purchase a Policy, you must first submit an application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insureds. We offer the Policy on a regular (medical) underwriting basis and may require medical examinations and further information before the proposed application is approved. Both Insureds must be acceptable risks based on our underwriting limits and standards. We may, however, issue a Policy based on the health of one Insured where the other Insured would not normally be an acceptable risk for comparable individual life insurance coverage. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges.

You must specify certain information in the application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $100,000--the "Minimum Specified Face Amount."

While your application is being reviewed, we may make available to you temporary last survivor life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

Pending approval of your application, any advance payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the lives of the Insureds. A specified minimum Initial Premium is due and payable as of the date of issue for the Policy. The Effective Date of Coverage for your Policy will be the later of-

o o	the Issue Date, or the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to you.

Right of Return Period

If you are not satisfied with your Policy, it may be returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of your Policy (the "Right of Return Period"). A longer period may apply in some states.

A Policy returned under this provision will be deemed void. You will receive a refund equal to the sum of all premium payments made, if required by applicable state insurance law; otherwise, your refund will equal the sum of-

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the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us at our Principal Office; and

any fees or charges imposed on amounts allocated to the Variable Account.

Unless you are entitled under applicable law to receive a full refund of premiums paid, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right of Return Period.

During the Right of Return Period, we will allocate the net premium payments to the Sun Capital Money Market Sub-Account or to the fixed account investment option, whichever we specify in your Policy. Upon expiration of the Right of Return Period, the Account Value in that Sub-Account or in the fixed account option, as applicable, will be transferred to the Sub-Accounts of the Variable Account and to the fixed account option in accordance with your allocation instructions.

Premium Payments

All premium payments must be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of your Policy's Issue Date. Additional premium payments may be paid to us subject to the limitations described below.

Premium. We reserve the right to limit the number of premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

We will not accept premium payments that would, in our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

Net Premiums. The net premium is the amount you pay as the premium less the Expense Charges Applied to Premium.

Allocation of Net Premium. Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 5% of net premium to any Sub-Account you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.

Premiums received prior to the end of the Right of Return Period will be credited to the Sun Capital Money Market Sub-Account or to the fixed account investment option whichever we specify in your Policy. Your initial allocation percentages will take effect at the end of the Right of Return Period.

You may change your allocation percentages at any time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in your Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the Grace Period). We will notify you prior to suspending reminder notices.

Death Benefit

If your Policy is in force at the time of the death of the last Insured to die, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the death of each Insured. The amount payable will be:

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the amount of the selected death benefit option, plus

any amounts payable under any supplemental benefits added to your Policy, minus the value of any Policy Debt on the date of the last Insured to die, minus any Unpaid Policy Charges.

You may select between two death benefit options.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement.

The policy has two death benefit options.

Option A. Under this option, the death benefit is-

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the Policy's Specified Face Amount on the date of the last Insured to die; or, if greater,

the Policy's Account Value on the date of death of the last Insured to die multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want the death benefit to remain level over time. Option B. Under this option, the death benefit is-
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the sum of the Specified Face Amount and Account Value of the Policy on the date of death of the last Insured to die; or, if greater,

the Policy's Account Value on the date of death of the last Insured to die multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want your death benefit to change with your Policy's Account Value.

You may change your death benefit option after the first Policy Year. If you change from Option B to Option A, the Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

Changes in Specified Face Amount

You may increase or decrease the Specified Face Amount within certain limits.

You may increase or decrease the Specified Face Amount of your Policy within certain limits.

Minimum Changes. Each increase in the Specified Face Amount must be at least $20,000. We reserve the right to change the minimum amount by which you may change the Specified Face Amount.

Increases. To request an increase, you must provide satisfactory evidence of insurability for each Insured. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Attained Age of either Insured is greater than 80 on the effective date of the increase.

Decreases. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $250,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial surrender.

For purposes of determining surrender charges and later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial Specified Face Amount.
Accessing Your Account Value
If you surrender your Policy and receive its Cash Surrender Value, you may incur surrender charges, taxes and tax penalties.

Surrenders and Surrender Charges

You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate.

Cash Surrender Value is your Policy's Account Value less the sum of-

o o	the outstanding balance of any Policy Debt; and any surrender charges.

We will deduct surrender charges from your Account Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on your Policy's Issue Date and on the effective date for the increase, respectively. The surrender charge period will be the shortest of-

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the 15-year period following the applicable surrender charge period start date;

the longer of the 9-year period following the applicable surrender charge period start date, and the period ending when the younger Insured reaches Attained Age 85; and

the period ending when the younger Insured reaches Attained Age 95.

We will determine your Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

If you surrender your Policy, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and the age, sex and rating class of each Insured. The greatest surrender charge that might apply to a combination of Insureds is $45.00 per $1,000 of Specified Face Amount. The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Male/Female Insured Pair, Non-tobacco)
Issue Ages 35&35 $8.48	Issue Ages 45&45 $19.19	Issue Ages 55&55 $27.22
Issue Ages 65&65 $40.02	Issue Ages 75&75 $45.00	Issue Ages 85&85 $45.00

The surrender charge will be calculated based on the surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge percentages begin at 100% in the first year and decrease with time. Examples of surrender charge percentages at representative Issue Ages are shown below.

Surrender Charge
(As Percentage of First Year Surrender Charge)

Issue Ages
Year	35&35	45&45	55&55	65&65	75&75	85&85
1	100.000	100.000	100.000	100.000	100.000	100.000
2	90.000	90.000	90.000	90.000	90.000	90.000
3	80.000	80.000	80.000	80.000	80.000	80.000
4	70.000	70.000	70.000	70.000	70.000	70.000
5	60.000	60.000	60.000	60.000	60.000	60.000
6	50.000	50.000	50.000	50.000	50.000	50.000
7	45.000	45.000	45.000	45.000	40.000	37.500
8	40.000	40.000	40.000	40.000	30.000	25.000
9	35.000	35.000	35.000	35.000	20.000	12.500
10	30.000	30.000	30.000	30.000	10.000	0.000
11	25.000	25.000	25.000	25.000	0.000	0.000
12	20.000	20.000	20.000	20.000	0.000	0.000
13	15.000	15.000	15.000	15.000	0.000	0.000
14	10.000	10.000	10.000	10.000	0.000	0.000
15	5.000	5.000	5.000	5.000	0.000	0.000
16 and thereafter	0.000	0.000	0.000	0.000	0.000	0.000

For policies delivered in Pennsylvania, surrender charges in the first policy year are lower for certain issue ages.

A surrender charge will be applied for each decrease in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial surrender. These surrender charges will be applied in the following order:

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

On a decrease in the initial Specified Face Amount, you will pay a proportion of the full surrender charge based on the ratio of the Face Amount decrease to the Initial Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

You may allocate any surrender charges resulting from a decrease in the Specified Face Amount among the Sub-Accounts and the Fixed Account Value. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt.

Partial Surrenders

You may make a partial surrender of your Policy once each Policy Year after the first Policy Year by written request to us. Each partial surrender must be for at least $200, and no partial surrender may be made-

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during the first ten Policy Years for more than 20 percent of your Cash Surrender Value at the end of the first Valuation Date after we receive your request or thereafter for more than your Cash Surrender Value.

If the applicable death benefit option is Option A, the Specified Face Amount will be decreased by the amount of the partial surrender. We will apply the decrease to the initial Specified Face Amount and to each increase in Specified Face Amount in the following order-

	o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

We will not accept requests for a partial surrender if the Specified Face Amount remaining in force after the partial surrender would be less than the minimum Specified Face Amount. We will effect a partial surrender at the next close of business on the New York Stock Exchange after we receive your written request for surrender.

Policy Loans

You may borrow from us using your Policy as collateral.

You may request a policy loan of up to 90% of your Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. Your Policy will terminate for no value subject to a Grace Period if the Policy Debt exceeds the Cash Value. During the first five Policy Years, however, your Policy will not terminate if it satisfies the minimum premium test.

You may allocate the policy loan among the Sub-Accounts and the Fixed Account Value. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Value. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Value.

Interest on the policy loan will accrue daily at 4% annually during Policy Years 1 through 10 and 3% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

There is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should therefore consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.

All funds we receive from you will be credited to your Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity.

A policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Value while the loan is outstanding, the effect could be favorable or unfavorable.

Transfer Privileges

The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account or to the Fixed Account Value. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account Value or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Value or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Value or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.

We reserve the right to restrict amounts transferred to the Variable Account from the Fixed Account Value to 20% of that portion of the Account Value attributable to the Fixed Account Value as of the end of the previous Policy Year.

We reserve the right to restrict amounts transferred to the Fixed Account Value from the Variable Account to 20% of that portion of the Account Value attributable to the Variable Account as of the end of the previous Policy Year. We further reserve the right to restrict amounts transferred to the Fixed Account Value from the Variable Account in the event the portion of the Account Value attributable to the Fixed Account Value would exceed 30% of the Account Value.

Account Value

Your Account Value is the sum of the values in each Sub-Account of the Variable Account with respect to your Policy, plus the amount of the Fixed Account Value. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Percentage charges, Monthly Face Amount Charges, Monthly Cost of Insurance charges, partial surrenders, fees, policy loans and the net investment factor (described below) for the Sub-Accounts to which your Account Value is allocated.

A Valuation Date is any day on which we, the applicable Fund, and the NYSE are open for business. The Valuation Period is the period of time from

Variable Account Value. We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given date, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for the payment of Monthly Face Amount Charges, Monthly Cost of Insurance charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. The Unit Value for each Sub-Account one determination of Unit Values to the next.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Initial Premium.

is established at $10.00 for the first Valuation Date of the Sub-Account. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.

Transactions are processed on the date we receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Account Value attributable to each Sub-Account of the Variable Account on the Investment Start Date equals:

o o o

the portion of net premium received and allocated to the Sub-Account, minus the portion of the Monthly Face Amount Charges due on the policy date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Sub-Account, minus that portion of the Monthly Cost of Insurance deductions due from the policy date through the Investment Start Date charged to the Sub-Account.

The Account Value attributable to each Sub-Account of the Variable Account on subsequent Valuation Dates is equal to:

o o o o o o o o o

the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account's net investment factor, plus the portion of net premium received and allocated to the Sub-Account during the current Valuation Period, plus any amounts transferred by you to the Sub-Account from another Sub-Account or from the Fixed Account Value during the current Valuation Period, minus any amounts transferred by you from the Sub-Account to another Sub-Account or to the Fixed Account Value during the current Valuation Period, minus that portion of any partial surrenders deducted form the Sub-Account during the current Valuation Period, minus that portion of any policy loan or capitalized loan interest transferred from the Sub-Account to the Fixed Account Value during the current Valuation Period, minus that portion of any surrender charges associated with a decrease in the Specified Face Amount charged to the Sub-Account during the current Valuation Period, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Face Amount Charge for the Policy Month just beginning charged to the Sub-Account, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the Sub-Account.

Net Investment Factor. The Net Investment Factor for each Sub-Account for any Valuation Period is determined by deducting the Mortality and Expense Risk Charge for each day in the Valuation Period from the quotient of (1) and (2) where:

(1) is the net result of-

o o o

the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on Fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account; and

(2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The Mortality and Expense Risk Charge for the Valuation Period is the Daily Risk Charge times the number of days in the Valuation Period.

The Net Investment Factor may be greater or less than one.

Fixed Account Value. The Fixed Account Value on the Investment Start Date equals:

o o o

that portion of net premium received and allocated to the Fixed Account Value accrued at interest, minus that portion of the Monthly Face Amount Charges due on the policy date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Fixed Account Value accrued at interest; minus that portion of the Monthly Cost of Insurance deductions due from the policy date through the Investment Start Date charged to the Fixed Account Value accrued at interest.

The Fixed Account Value on subsequent Valuation Dates is equal to:

o o o o o o o o o

the Fixed Account Value on the preceding Valuation Date accrued at interest, plus that portion of net premium received and allocated to the Fixed Account Value during the current Valuation Period accrued at interest, plus any amounts transferred by you to the Fixed Account Value from the Variable Account during the current Valuation Period accrued at interest, minus any amounts transferred by you from the Fixed Account Value to the Variable Account during the current Valuation Period accrued at interest, minus that portion of any partial surrenders deducted from the Fixed Account Value during the current Valuation Period accrued at interest, plus any policy loan or capitalized loan interest transferred from the Variable Account to the Fixed Account Value during the current Valuation Period accrued at interest, minus that portion of any surrender charges associated with a decrease in the Specified Face Amount charged to the Fixed Account Value during the current Valuation Period, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Face Amount Charge for the Policy Month just beginning charged to the Fixed Account Value accrued at interest, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance of the Policy Month just ending charged to the Fixed Account Value accrued at interest.

The minimum guaranteed interest rate applicable to the Fixed Account Value is 3% annually. Interest in excess of the guaranteed rate may be applied in the calculation of the Fixed Account Value at such increased rates and in such manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

Insufficient Value. Your Policy will terminate for no value, subject to a Grace Period described below if, on a Valuation Date, a Monthly Anniversary Day occurred during the Valuation Period and-

o o	your Policy's Cash Surrender Value is equal to or less than zero or the Policy Debt exceeds the Cash Value.

During the first five Policy Years, a Policy will not terminate by reason of insufficient value if it satisfies the "minimum premium test," described below.

Minimum Premium Test (No-Lapse Guarantee). A Policy satisfies the minimum premium test if the premiums paid less any partial surrenders less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in your Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a Policy:

o o o	an increase in the Specified Face Amount; an increase in the cost of any rider; when requested by you, the addition of any rider.

The revised Minimum Monthly Premiums will be effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

Grace Period. If, on a Valuation Date, your Policy will terminate by reason of insufficient value, we will allow a Grace Period. This Grace Period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on your Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the Grace Period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this Grace Period. If the Policy Proceeds become payable by us during the Grace Period, then any Unpaid Policy Charges will be deducted from the amount payable by us.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of your Policy.

Charges and Deductions

Expense Charges Applied to Premium. We will deduct a charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. For the first Policy Year, the charge is 10% of premiums up to an amount specified in the policy, which is based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The charge on premiums in excess of the amount is guaranteed not to exceed 7.25%. The current charge is 5.25%. For Policy Year 2 and thereafter , the charge on all premiums is guaranteed not to exceed 7.25%. The current charge is 5.25%.

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we apply against the Variable Account on a daily basis.

The Mortality and Expense Risk Charge will be determined by us from time to time based on our expectations of future interest, mortality costs, persistency, expenses and taxes, but will not exceed 0.50% annually. Currently, the charge is 0.50% annually.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Face Amount Charge. We will deduct a monthly charge from your Account Value for the first 10 Policy Years following the issuance of your Policy based on the initial Specified Face Amount and for the first 10 Policy Years following the effective date for each increase in the Specified Face Amount, if any, based on the amount of increase. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of each Insured.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Sub-Accounts and the Fixed Account Value in excess of any Policy Debt.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:

(1) is the cost of insurance charge equal to the Monthly Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

(2) is the monthly rider cost for any riders which are a part of your Policy (with the monthly rider cost, if any riders are added, as described in the rider itself); and

(3) is any additional insurance charge calculated as specified in your Policy, for, among other reasons, occupational or avocational risks.

The net amount at risk equals:

o o	the death benefit divided by 1.00247; minus your Account Value on the Valuation Date prior to assessing the Monthly Face Amount Charge and the cost of insurance charges.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

Monthly Cost of Insurance Rates. The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time your Policy has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Basis of Computation. Guaranteed Maximum Monthly Cost of Insurance Rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The Guaranteed Maximum Monthly Cost of Insurance Rates reflect any underwriting rating applicable to the Policy. We have filed a detailed statement of our methods for computing Cash Values with the insurance department in each jurisdiction where the Policy was delivered. These values equal or exceed the minimum required by law.

Waivers; Reduced Charges

We may reduce or waive the sales load or surrender charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.

Maturity

Your Policy will terminate when the younger Insured reaches Attained Age 100. If either Insured is living and your Policy is in force on the Maturity date, your policy's Cash Surrender Value will be payable to you.

Maturity Date Extension

The Maturity date of your Policy will be extended beyond the original Maturity date shown in your Policy, if you so request in writing at our Principal Office prior to the original Maturity date and the Policy has a Cash Value on the original Maturity date. The new Maturity date will be the one you request.

After the original Maturity date (if you have requested a new Maturity date):

o o o o

We will not accept any more premium payments for your Policy.

No more deductions for the Monthly Face Amount Charges or for Monthly Cost of Insurance charges will be made from your Account Value.

The death benefit will be your Account Value on the date of death of the last Insured to die.

Your Policy's reinstatement provisions will not apply.

Except as provided above, an extension of the Maturity date does not alter your Policy.

If the Maturity date is extended as described above or if the Maturity date is extended under the terms of the Maturity Extension With Full Death Benefit Rider described below, your Policy may not qualify as life insurance beyond the original Maturity date and may be subject to tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the extension of the Maturity date of your Policy.

Supplemental Benefits

You may supplement your Policy with the riders described below; provided, however, that riders may not be available in some states. An additional cost of insurance will be charged for each rider in force as a part of the Monthly Cost of Insurance charge.

Estate Preservation Rider. This rider provides term insurance coverage which increases the death benefit in the first four Policy Years by an amount you choose, subject to a maximum of 122% of the Specified Face Amount and other limits we may impose.

Maturity Extension With Full Death Benefit Rider. This rider allows you, upon request, to extend the Maturity date of your Policy beyond the original Maturity date. The Specified Face Amount and death benefit option in effect at the original Maturity date will apply beyond the original Maturity date.

Termination of Policy

Your Policy will terminate on the earlier of the date we receive your request to surrender, the expiration date of the Grace Period due to insufficient value, the date of death of the last Insured to die or the Maturity date.

Reinstatement

We will reinstate your Policy prior to its Maturity date, provided that the Policy has not been surrendered and neither of the Insureds died after the date of that termination and you-

o o o

make a request for reinstatement within five years from the date of termination;

submit satisfactory evidence of insurability with respect to each surviving Insured; and

pay an amount sufficient to put your Policy in force.

To put your Policy in force, you must pay an amount of at least-

o o o o

the Unpaid Policy Charges at the date of termination; plus

any excess of the Policy Debt over the Cash Value at the date of termination; plus three times the Monthly Cost of Insurance charges applicable at the date of reinstatement; plus three times the Monthly Face Amount Charge.

During the first five Policy Years, an amount is sufficient to put your Policy in force if it meets the minimum premium test.

A reinstated Policy's Specified Face Amount may not exceed the Specified Face Amount at the time of termination. Your Account Value on the reinstatement date will reflect:

o o o o o

the Account Value at the time of termination; plus

net premiums attributable to premiums paid to reinstate the Policy; minus the Monthly Face Amount Charge; minus

the Monthly Cost of Insurance charge applicable on the date of reinstatement; minus any Unpaid Policy Charges at the time of termination.

The effective date of reinstatement will be the Monthly Anniversary Day that falls on or next follows the date we approve your request.

Any Policy Debt at the time of termination must be repaid upon the reinstatement of the Policy or carried over to the reinstated Policy.

If your Policy was subject to surrender charges when it lapsed, the reinstated Policy will be subject to surrender charges as if it had not terminated.

The incontestability provision of the Policy will apply to the Policy after reinstatement as regards statements made in the application for reinstatement. The suicide provision of the Policy will apply to the policy after reinstatement. In those provisions of a reinstated Policy, "Issue Date" means the effective date of reinstatement.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of the death of the last Insured to die, Due Proof of the death of each Insured. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death of the last Insured to die, surrender, partial surrender or policy loan may be postponed whenever:

o o o

the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;

the Securities and Exchange Commission, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

Rights of Owner While either Insured is alive, unless you have assigned any of these rights, you may:

o o o o o o o

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the last Insured to die;

change or revoke a contingent owner;

change or revoke a beneficiary;

exercise all other rights in the Policy;

increase or decrease the Specified Face Amount, subject to the other provisions of the Policy;

change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary designation when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Policy until the death of the last Insured to die. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Addition, Deletion or Substitution of Investments. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we may make appropriate amendments to the Policy to reflect the substitution.

Entire Contract. Your entire contract with us consists solely of the Policy, including the attached copy of your Policy Application and any attached copies of supplemental applications for increases in the Specified Face Amount.

Alteration. Sales representatives do not have any authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification-

o o o o

is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

Assignments. While either Insured is alive, you may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Misstatement of Age or Sex. If the age or sex of the Insured is stated incorrectly, the amounts payable by us will be adjusted upon the death of the last Insured to die as follows:

     Misstatement Discovered at Death-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex of each Insured.

     Misstatement Discovered Prior to Death-Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex of each Insured.

Suicide. If the last surviving Insured, whether sane or insane, commits suicide within two years after your Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial surrenders.

If the last surviving Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid or change in death benefit option of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insureds for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the date of the increase.

Report to Owner. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

Illustrations. After the first Policy Year, we will provide you with an illustration of future Account Values and death benefits upon request. We may charge a fee not to exceed $25 per illustration.

Performance Information

We may present mutual fund portfolio performance and hypothetical Policy illustrations in sales literature.

We may sometimes publish performance information related to the Fund, the Variable Account or the Policy in advertising, sales literature and other promotional materials. This information is based on past investment results and is not an indication of future performance.

Portfolio Performance

We may publish a mutual fund portfolio's total return or average annual total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

We may also publish a mutual fund portfolio's yield. Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an effective yield. Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period.

Total returns and yields quoted for a mutual fund portfolio include the investment management fees and other expenses of the portfolio, but do not include charges and deductions attributable to your Policy. These expenses would reduce the performance quoted.

Adjusted Portfolio Performance

We may publish a mutual fund portfolio's total return and yields adjusted for charges against the assets of the Variable Account.

We may publish total return and yield quotations based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

Other Information

Performance information may be compared, in reports and promotional literature, to:

o o o

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management expenses.

We may provide Policy information on various topics of interest to you and other prospective policyowners. These topics may include:

o o o o o o

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets;

investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between a Policy and the characteristics of, and market for, such financial instruments.

Federal Income Tax Considerations

We do not make any guarantees about the Policy's tax status.

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is NOT intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. We do not make any guarantee regarding the tax status of any policy or any transaction regarding the Policy.

The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

Tax Status of the Policy

We believe the Policy will be treated as a life insurance contract under federal tax laws.

A Policy has certain tax advantages when treated as a life insurance contract within the meaning of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). We believe that the Policy meets the Section 7702 definition of a life insurance contract and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Section 7702.

Diversification of Investments

Section 817(h) of the Code requires that the Variable Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.

In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.

The following discussion assumes that your Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

Death benefits do not incur federal income tax. Investment gains are normally not taxed unless distributed to you before the death of the last Insured to die.

Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable under your Policy is excludible from your gross income under the Code.

Tax Deferred Accumulation. Any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Policy before the death of the last Insured to die.

Distributions. If you surrender your Policy, the amount you will receive as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

Depending on the circumstances, any of the following transactions may have federal income tax consequences:

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the exchange of a Policy for a life insurance, endowment or annuity contract;

a change in the death benefit option;

a policy loan;

a partial surrender;

a surrender;

a change in the ownership of a Policy;

an election to extend the Maturity date; or

an assignment of a Policy.

If you pay more premiums than permitted under the seven-pay test, your Policy will be a MEC. If your Policy becomes a MEC, partial surrenders, loans and surrenders may incur taxes and tax penalties.

In addition, federal, state and local transfer and other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial surrenders (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a "modified endowment contract."

Modified Endowment Contracts. Section 7702A of the Code treats certain life insurance contracts as "modified endowment contracts" ("MECs"). The Code defines MECs as those Policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test").

We will monitor the Policy to determine whether additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.

Further, if a transaction occurs which decreases the Specified Face Amount of your Policy during the first seven Policy Years, we will retest your Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in Specified Face Amount occurs within seven years of a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

The rules relating to whether a Policy will be treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.

Distributions under Modified Endowment Contracts. If treated as a MEC, your Policy will be subject to the following tax rules:

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First, partial surrenders are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of your Account Value immediately before the distribution over the "investment in the contract" at the time of the distribution.

Second, policy loans and loans secured by the Policy are treated as partial surrenders and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon surrender), policy loan or loan secured by the Policy, that is included in income, except where the distribution or loan is:

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made when you are age 59 1 /2 or older;

attributable to your becoming disabled; or

is part of a series of substantially equal periodic payments for the duration of your life (or life expectancy) or for the duration of the longer of your or the beneficiary's life (or life expectancies).

These exceptions may only apply if the Policy is owned by an individual and, generally do not apply if the Policy is owned by a legal entity such as a trust, partnership or corporation.

Distributions under a Policy That Is Not a MEC. If your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

If your Policy is not a MEC, policy loans and loans secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.

Finally, if your Policy is not a MEC, distributions (including distributions upon surrender), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.

Policy Loan Interest. Generally, no tax deduction is allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the Policy covers an officer, director, employee or 20 percent owner of your business, within the meaning of Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.

Also, there is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan, as is the case for loan amounts in Policy Years 11 and thereafter. You should consult your tax adviser regarding loan amounts in those Policy Years.

Multiple Policies. All modified endowment contracts issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

We may be required to withhold taxes from certain distributions to you.

Federal Income Tax Withholding. We will withhold and remit to the federal government the amount of any tax due on that portion of a policy distribution which is taxable if we do not have a valid social security number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

Our Taxes

As a result of the Omnibus Budget Reconciliation Act of 1990, we are currently and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for us.

At present, we do not assess any charge against the assets of the Variable Account for any federal, state or local taxes that we incur which may be attributable to the Variable Account or any Policy. We, however, reserve the right in the future to assess a charge against the assets of the Variable Account for any such taxes or other economic burdens resulting from the application of any tax laws that we determine to be properly attributable to the Variable Account or the Policy.

Distribution of Policy

The Policy will be sold by licensed insurance agents in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.

Gross first year commissions plus any expense allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 100% of the target premium, which will vary based on each Insured's age, sex and rating class, plus an amount not to exceed 5% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 5% of actual premium payments, and will not exceed 2% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. In Policy Year 3 and thereafter, 0.10% of the Variable Account Value per annum will be paid to broker-dealers.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

We will vote shares held in each Sub-Account for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which Instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Sub-Account for which a policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

Our Directors and Executive Officers

Our directors and executive officers are listed below, together with information as to their dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.

Donald A. Stewart, Chairman and Director (1996)*

150 King Street West

Toronto, Ontario, Canada M5H 1J9

He is Chairman and Chief Executive Officer and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Massachusetts Financial Services Company.

C. James Prieur, Vice Chairman and Director (1998)*

150 King Street West

Toronto, Ontario, Canada M5H 1J9

He is President and Chief Operating Officer of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He formerly held the positions of Senior Vice President and General Manager for the United States and Vice President, Investments for the United States for Sun Life Assurance Company of Canada. He currently is Vice Chairman and a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Director of Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President and Trustee, Sun Capital Advisers Trust; President and a Director of Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan) Inc. and Sun Life Assurance Company-U.S. Operations Holdings, Inc.; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Massachusetts Financial Services Company; and President of Sun Life Financial (U.S.) Investments LLC.

James A. McNulty, III, President and Director (1999)*

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Executive Vice President, U.S. Operations for Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited and Sun Canada Financial Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc. and Sun Life Financial Insurance Agency, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., Independent Financial Marketing Group, Vision Financial Corporation and the Support Committee for Battered Women; and Senior Vice President of Sun Life Financial (U.S.) Investments LLC.

James C. Baillie, Director (2000)

Torys, Suite 3000

Maritime Life Tower

Toronto, Ontario, Canada M5K 1N2

He is Counsel to the law firm Torys LLP where he was formerly a Partner with a strong emphasis in the business law area. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company, Sun Life Assurance Company of Canada and Sun Life Financial Services of Canada Inc.; and non-executive Chairman and Director of Corel Corporation and Independent Electricity Market Operator (Ontario) and Director of Sussex Circle Inc. and Massachusetts Financial Services Company.

David D. Horn, Director (1985)*

257 Lake Street

P.O. Box 24

New Vineyard, Maine 04956

He was formerly Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Angus A. MacNaughton, Director (1985)*

481 Kingswood Lane

Danville, California 94506

He is President of Genstar Investment Corporation since 1987 and a former Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company, Varian Semiconductor Equipment Associates, Inc., Fairmont Hotels & Resorts, Inc., Genstar Investment Corporation and Diversified Collection Services, Inc.; and Vice Chairman and a Director of Barrick Gold Corporation.

S. Caesar Raboy, Director (1997)*

220 Boylston Street

Boston, Massachusetts 02110

He is a former Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; and a Director of Keyport Life Insurance Company, Independence Life & Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company.

William W. Stinson, Director (2000)*

Canadian Pacific Limited

1800 Bankers Hall, East Tower

855 - 2nd Street S.W.

Calgary, Alberta T2P 4Z5

He is Lead Director of Sun Life Assurance Company of Canada, Sun Life Financial Services of Canada Inc., Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company. In addition, he is a Director of Pan Canadian Energy, Massachusetts Financial Services Company, Grant Forest Products, Inc. and Westshore Terminals Investment Trust. In May 1996, Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.

James M.A. Anderson, Vice President, Investments (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Investments of Sun Life Assurance Company of Canada, Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; President and Chief Executive Officer and Trustee of Sun Capital Advisers Trust; President and Chief Executive Officer and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Invesmtents LLC and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.) Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.

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Davey S. Scoon, Vice President and Chief Administrative and Financial Officer and Treasurer (1999)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President and Chief Administrative and Financial Officer for Sun Life Assurance Company of Canada; Vice President, Chief Administrative and Financial Officer and Treasurer of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Vice President and Treasurer and Director of Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life of Canada (U.S.) SPE 97-I, Inc., and Sunesco Insurance Agency, Inc.; Vice President and Director of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.)Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited and Sun Canada Financial Co.; Treasurer and Director of Clarendon Insurance Agency, Inc. and Senior Vice President and Treasurer and Director of Sun Capital Advisers, Inc.; Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I; Assistant Treasurer of Sun Capital Advisors Trust; Director of Vision Financial Corporation; and Chairman and Director of Tufts Associated Health Plan, and Lead Director of Tufts Associated Health Maintenance Organization. He is a member of the Board of Directors for Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.

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Robert P. Vrolyk, Vice President and Actuary (1986)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He currently is the Vice President and Chief Actuary of Sun Life Assurance Company of Canada; Vice President and Actuary of Keyport Life Insurance Company, Independence Lie and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Vice President and Director of Sun Life of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Holdings General Partner, Inc.; Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Life Financial (U.S.) Holdings, Inc.; a Director of Sun Benefit Services Company, Inc., a Vice President of Sun Life Financial (U.S.) Investments LLC; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.

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Peter F. Demuth, Vice President and Chief Strategy and Business Development Officer (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President and Chief Strategy and Business Development Officer for Sun Life Assurance Company of Canada; Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; a Director of Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. and Vision Financial Corporation; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a Shareholder at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Mark W. DeTora, Vice President, Individual Insurance

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Individual Insurance of Sun Life Assurance Company of Canada (U.S.), Keyport Life Insurance Company and Independence Life and Annuity Company. He is a member of the Board of Directors of Worldinsure. Prior to 1999, he was Executive Vice President and Chief Operating Officer of Massachusetts Casualty Insurance Company.

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Ellen B. King, Assistant Vice President and Senior Counsel and Secretary (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

She is Assistant Vice President and Senior Counsel for Sun Life Assurance Company of Canada; Assistant Vice President and Senior Counsel and Secretary of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (Japan) Inc., Sun Life Financial (U.S.) Investments, LLC, Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Holdings General Partner, Inc. and Vision Financial Corporation.

Ronald J. Fernandes, Vice President, Retirement Products and Services (1999)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Retirement Products and Services of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company and Sun Life Assurance Company of Canada. He is also President and Director of Sunesco Insurance Agency, Inc.; and Director of Clarendon Insurance Agency, Inc. and Sun Life of Canada (U.S.) Distributors, Inc. Prior to October 1999, Mr. Fernandes was Senior Vice President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.

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Philip K. Polkinghorn, Vice President, Retirement Products and Services (2001)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Retirement Products and Services of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company. Prior to November 2001, Mr. Polkinghorn was formerly Interim Chairman and President of Keyport Life Insurance Company.

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Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Georges C. Rouhart, FSA, MAAA, Product Officer.

Accountants

The financial statements of the Variable Account of the year ended December 31, 2001 and the financial statements of Sun Life Assurance Company of Canada (U.S.) for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Incorporation of Certain Documents by Reference

The Company's Annual Report on Form 10-K for the year ended December 31, 2001 filed with the SEC is incorporated by reference in this prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this prospectus.

The Company will furnish, without charge, to each person to whom a copy of this prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options and the Policy.

Financial Statements

Our financial statements, which are included in this prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.

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Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001
Assets:	Shares	Cost	Value
Investments in mutual funds:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	21,780	$ 539,641	$ 473,056
V.I. Growth Fund (''AIM2'')	32,378	619,152	530,026
V.I. Growth and Income Fund (''AIM3'')	45,564	1,136,114	920,395
V.I. International Equity Fund (''AIM4'')	69,062	1,200,115	1,029,717
V.I. Value Fund (''AIM5'')	6,834	159,846	159,584
The Alger American Fund
Growth Portfolio (''AL1'')	25,749	1,137,479	946,790
Income and Growth Portfolio (''AL2'')	30,699	345,610	324,490
Small Capitalization Portfolio (''AL3'')	6,912	136,711	114,394
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	30,821	342,034	268,452
CORE Small Cap Equity Fund (''GS2'')	4,909	50,204	53,216
CORE US Equity Fund (''GS3'')	19,250	215,381	210,591
Growth and Income Fund (''GS4'')	8,624	80,945	80,460
International Equity Fund (''GS5'')	28,887	321,730	259,695
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	21,192	563,399	423,276
Massachusetts Investors Trust Series (''CGS'')	42,832	1,126,432	1,152,888
Emerging Growth Series (''EGS'')	41,777	819,017	666,799
Government Securities Series (''GGS'')	64,747	849,484	859,643
High Yield Series (''HYS'')	47,783	341,331	336,648
Massachusetts Investors Growth Stock Series (''MIS'')	58,555	673,539	567,902
New Discovery Series (''NWD'')	36,200	499,167	510,243
Total Return Series (''TRS'')	62,226	1,156,785	1,117,139
Utilities Series (''UTS'')	26,235	433,870	330,863
OCC Accumulation Trust
Equity Portfolio (''OP1'')	27,560	931,303	912,784
Mid Cap Portfolio (''OP2'')	19,475	250,970	262,138
Small Cap Portfolio (''OP3'')	16,353	475,145	527,542
Managed Portfolio (''OP4'')	1,163	49,250	46,691
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	1,639,184	1,639,184	1,639,184
Sun Capital Investment Grade Bond Fund (''SCA2'')	76,545	746,965	741,152
Sun Capital Real Estate Fund (''SCA3'')	23,415	273,609	277,402
Sun Capital Select Equity Fund (''SCA4'')	35,905	359,602	328,154
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	61,365	790,670	826,917
Sun Capital Investors Foundation Fund (''SCA6'')	18,729	178,694	167,078
Sun Capital Davis Venture Value Fund (''SCA7'')	4,492	38,494	39,256
Sun Capital Davis Financial Fund (''SCA8'')	3,191	32,499	33,468
Sun Capital Value Equity Fund (''SCA9'')	17,502	189,575	183,228
Sun Capital Value Mid Cap Fund (''SCA '')	2,722	26,120	29,897
Sun Capital Value Small Cap Fund (''SCB'')	11,043	131,543	141,583
Sun Capital Value Managed Fund (''SCC'')	1,490	15,344	15,631
Sun Capital Neuberger Berman Mid Cap Value Fund (''SCH'')	1,941	17,912	19,139
Sun Capital Neuberger Berman Mid Cap Growth Fund (''SCI'')	6,738	55,030	58,947

See notes to financial statements

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Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Shares	Cost	Value
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund (''IV1'')	3,545	$ 41,503	$ 44,460
VIF Small Company Growth Fund (''IV2'')	3,003	40,096	44,201
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio (''AN2'')	4,057	63,551	69,580
VP Growth and Income Portfolio (''AN3'')	3,294	71,897	72,570
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio (''FL4'')	8,922	1,087,843	1,159,303
Fidelity VIP Money Market Portfolio (''FL5'')	6,142,754	6,142,754	6,142,754
Fidelity VIP ContrafundTM Portfolio (''FL6'')	8,682	168,434	174,157
Fidelity VIP Overseas Portfolio (''FL7'')	4,194	57,763	58,002
Fidelity VIP Growth Portfolio (''FL8'')	3,049	98,570	102,093
Net Assets		$26,722,306	$25,453,578

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Net Assets Applicable to Contract Owners:
Futurity Variable Universal Life Contracts - Level 1:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	37,477	$ 8.9518	$ 335,484
V.I. Growth Fund (''AIM2'')	59,803	6.2384	373,075
V.I. Growth and Income Fund (''AIM3'')	50,579	7.6755	388,221
V.I. International Equity Fund (''AIM4'')	64,397	8.0931	521,172
The Alger American Fund
Growth Portfolio (''AL1'')	40,930	8.7246	357,102
Income and Growth Portfolio (''AL2'')	16,915	11.1531	188,653
Small Capitalization Portfolio (''AL3'')	13,006	6.7692	88,038
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	31,643	7.2043	227,968
CORE Small Cap Equity Fund (''GS2'')	3,486	11.9792	41,765
CORE US Equity Fund (''GS3'')	8,733	8.5908	75,020
Growth and Income Fund (''GS4'')	8,653	8.4980	73,535
International Equity Fund (''GS5'')	13,564	8.1467	110,503
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	37,028	8.2440	305,260
Massachusetts Investors Trust Series (''CGS'')	17,437	8.5856	149,704
Emerging Growth Series (''EGS'')	54,717	8.2260	450,096
Government Securities Series (''GGS'')	34,641	11.8742	411,339
High Yield Series (''HYS'')	15,930	9.5552	152,215
Massachusetts Investors Growth Stock Series (''MIS'')	53,354	8.6030	459,005
New Discovery Series (''NWD'')	19,678	14.3770	282,914
Total Return Series (''TRS'')	64,682	11.3940	736,986
Utilities Series (''UTS'')	27,176	9.7276	264,358
OCC Accumulation Trust
Equity Portfolio (''OP1'')	21,994	9.7826	215,158
Mid Cap Portfolio (''OP2'')	14,254	15.9368	227,166
Small Cap Portfolio (''OP3'')	15,742	14.8590	233,908
Managed Portfolio (''OP4'')	3,537	10.3233	36,516
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	101,211	10.9926	1,112,570
Sun Capital Investment Grade Bond Fund (''SCA2'')	26,429	11.5992	306,555
Sun Capital Real Estate Fund (''SCA3'')	11,819	14.1334	167,045
Sun Capital Select Equity Fund (''SCA4'')	27,384	9.4179	257,899
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	29,141	15.1340	441,022
Sun Capital Investors Foundation Fund (''SCA6'')	7,704	9.5638	73,680
Net Assets Applicable to Contract Holders			$9,063,932

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Net Assets Applicable to Contract Owners:
Futurity Survivorship Variable Universal Life Contracts - Level 2:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	6,519	$ 7.1213	$ 46,422
V.I. Growth Fund (''AIM2'')	12,414	5.2580	65,271
V.I. Growth and Income Fund (''AIM3'')	67,054	6.8204	457,330
V.I. International Equity Fund (''AIM4'')	34,748	6.5744	228,445
The Alger American Fund
Growth Portfolio (''AL1'')	48,192	7.6308	367,739
Income and Growth Portfolio (''AL2'')	7,908	8.6431	68,353
Small Capitalization Portfolio (''AL3'')	2,832	5.9705	16,911
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	2,960	6.3268	18,728
CORE Small Cap Equity Fund (''GS2'')	879	11.6444	10,241
CORE US Equity Fund (''GS3'')	13,910	8.2701	115,040
Growth and Income Fund (''GS4'')	683	8.8948	6,072
International Equity Fund (''GS5'')	21,108	7.0318	148,424
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	1,791	7.0162	12,566
Massachusetts Investors Trust Series (''CGS'')	6,565	8.7234	57,271
Emerging Growth Series (''EGS'')	11,591	5.5742	64,612
Government Securities Series (''GGS'')	10,850	11.6117	125,985
High Yield Series (''HYS'')	6,843	9.4288	64,520
Massachusetts Investors Growth Stock Series (''MIS'')	7,372	7.2021	53,094
New Discovery Series (''NWD'')	7,264	10.3189	74,960
Total Return Series (''TRS'')	10,296	11.6752	120,209
Utilities Series (''UTS'')	4,398	8.1298	35,758
OCC Accumulation Trust
Equity Portfolio (''OP1'')	64,948	10.7264	696,656
Mid Cap Portfolio (''OP2'')	2,601	12.7340	33,126
Small Cap Portfolio (''OP3'')	19,176	15.2403	292,251
Managed Portfolio (''OP4'')	855	10.6822	9,133
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	49,119	10.7090	526,022
Sun Capital Investment Grade Bond Fund (''SCA2'')	8,582	11.4493	98,257
Sun Capital Real Estate Fund (''SCA3'')	2,445	13.5354	33,095
Sun Capital Select Equity Fund (''SCA4'')	3,958	7.7084	30,512
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	12,454	11.5847	144,274
Sun Capital Investors Foundation Fund (''SCA6'')	9,039	8.8970	80,424
Net Assets Applicable to Contract Holders			$4,101,701

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Net Assets Applicable to Contract Owners:
Futurity Variable Universal Life Contracts - Level 3:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	10,668	$ 8.4052	$ 89,669
V.I. Growth Fund (''AIM2'')	10,798	8.4327	91,056
V.I. Growth and Income Fund (''AIM3'')	9,082	8.1592	74,103
V.I. International Equity Fund (''AIM4'')	32,874	8.4862	278,970
V.I. Value Fund (''AIM5'')	18,318	8.7119	159,584
The Alger American Fund
Growth Portfolio (''AL1'')	26,440	8.3638	221,142
Income and Growth Portfolio (''AL2'')	7,622	8.7057	66,351
Small Capitalization Portfolio (''AL3'')	1,060	8.3080	8,803
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	2,535	8.3329	21,124
CORE US Equity Fund (''GS3'')	2,302	8.7568	20,160
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	12,869	8.1245	104,551
Massachusetts Investors Trust Series (''CGS'')	107,830	8.7630	944,915
Emerging Growth Series (''EGS'')	19,296	7.8350	151,185
Government Securities Series (''GGS'')	30,657	10.4815	321,334
High Yield Series (''HYS'')	12,287	9.6974	119,151
Massachusetts Investors Growth Stock Series (''MIS'')	6,737	8.2977	55,900
New Discovery Series (''NWD'')	16,426	9.1851	150,875
Total Return Series (''TRS'')	26,638	9.7290	259,165
Utilities Series (''UTS'')	3,907	7.6101	29,735
Sun Capital Advisers Trust
Sun Capital Investment Grade Bond Fund (''SCA2'')	32,298	10.3754	335,100
Sun Capital Real Estate Fund (''SCA3'')	6,813	11.1390	75,894
Sun Capital Select Equity Fund (''SCA4'')	4,400	8.8207	38,811
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	25,566	9.4068	240,493
Sun Capital Investors Foundation Fund (''SCA6'')	1,351	8.8785	11,997
Sun Capital Davis Venture Value Fund (''SCA7'')	4,374	8.9758	39,256
Sun Capital Davis Financial Fund (''SCA8'')	3,681	9.0939	33,473
Sun Capital Value Equity Fund (''SCA 9'')	20,381	8.9908	183,241
Sun Capital Value Mid Cap Fund (''SCA '')	3,015	9.9136	29,886
Sun Capital Value Small Cap Fund (''SCB'')	13,936	10.1591	141,573
Sun Capital Value Managed Fund (''SCC'')	1,740	8.9868	15,634
Sun Capital Neuberger Berman Mid Cap Value Fund (''SCH'')	2,023	9.4579	19,134
Sun Capital Neuberger Berman Mid Cap Growth Fund (''SCI'')	7,284	8.0944	58,956
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund (''IV1'')	5,772	7.7027	44,460
VIF Small Company Growth Fund (''IV2'')	5,354	8.2557	44,202
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio (''AN2'')	9,098	7.6482	69,580
VP Growth and Income Portfolio (''AN3'')	8,044	9.0215	72,570

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio (''FL4'')	131,695	$ 8.8029	$ 1,159,303
Fidelity VIP Money Market Portfolio (''FL5'')	602,506	10.1954	6,142,786
Fidelity VIP ContrafundTM Portfolio (''FL6'')	18,735	9.2956	174,157
Fidelity VIP Overseas Portfolio (''FL7'')	7,279	8.0972	58,938
Fidelity VIP Growth Portfolio (''FL8'')	12,198	8.4226	102,742
Net Assets Applicable to Contract Holders			$12,259,959
Net Assets Applicable to Sponsor			$ 27,986
Total Net Assets			$25,453,578

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations For the Years Ended December 31, 2001, 2000 and 1999
	AIM1 Sub-Account			AIM2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$-	$-	$-	$ 1,255	$ 25	$ 2
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (52,274)	$ (281)	$-	$ (88,749)	$ (2,895)	$-
Realized gain distributions	38,173	3,097	28	-	8,754	40
Net realized gains (losses)	$ (14,101)	$ 2,816	$ 28	$ (88,749)	$ 5,859	$ 40
Change in unrealized appreciation (depreciation) during year	$ (49,436)	$ (17,451)	$ 302	$ (24,652)	$ (64,642)	$ 168
Increase (Decrease) in Net Assets from Operations	$ (63,537)	$ (14,635)	$ 330	$ (112,146)	$ (58,758)	$ 210
	AIM3 Sub-Account			AIM4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 457	$ 650	$ 6	$ 3,229	$ 768	$ 9
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (76,544)	$ (786)	$-	$ (35,996)	$ (4,803)	$-
Realized gain distributions	-	14,002	4	25,253	19,671	39
Net realized gains (losses)	$ (76,544)	$ 13,216	$ 4	$ (10,743)	$ 14,868	$ 39
Change in unrealized appreciation (depreciation) during year	$ (97,241)	$ (118,650)	$ 172	$ (123,811)	$ (47,025)	$ 438
Increase (Decrease) in Net Assets from Operations	$(173,328)	$ (104,784)	$ 182	$ (131,325)	$ (31,389)	$ 486
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
AIM5 Sub-Account		AL1 Sub-Account
Year Ended December 31, 2001 (b)		Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 207	$ 1,316	$-	$-
Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ (232)	$ (33,988)	$ (2,884)	$-
Realized gain distributions	3,146	71,385	4,985	-
Net realized gains (losses)	$ 2,914	$ 37, 397	$ 2,101	$-
Change in unrealized appreciation (depreciation) during year	$ (262)	$ (112,584)	$ (78,284)	$ 179
Increase (Decrease) in Net Assets from Operations	$ 2,859	$ (73,871)	$ (76,183)	$ 179
	AL2 Sub-Account			AL3 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 583	$-	$-	$ 42	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (11,700)	$ (262)	$-	$ (7,025)	$ (498)	$-
Realized gain distributions	11,036	541	-	-	2,476	-
Net realized gains (losses)	$ (664)	$ 279	$-	$ (7,025)	$ 1,978	$-
Change in unrealized appreciation (depreciation) during year	$ (19,945)	$ (1,515)	$ 340	$ (14,825)	$ (7,832)	$ 340
Increase (Decrease) in Net Assets from Operations	$ (20,026)	$ (1,236)	$ 340	$ (21,808)	$ (5,854)	$ 340
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999
(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	GS1 Sub-Account			GS2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 78	$ 977	$ 1	$ 151	$ 15	$ 3
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (31,752)	$ (2,045)	$-	$ (555)	$ 7	$-
Realized gain distributions	111	14,673	-	-	109	-
Net realized gains (losses)	$ (31,641)	$ 12,628	$-	$ (555)	$ 116	$-
Change in unrealized appreciation (depreciation) during year	$ (6,931)	$ (66,841)	$ 190	$ 2,996	$ (125)	$ 141
Increase (Decrease) in Net Assets from Operations	$ (38,494)	$ (53,236)	$ 191	$ 2,592	$ 6	$ 141
	GS3 Sub-Account			GS4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 476	$ 202	$ 4	$ 383	$ 68	$ 11
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (1,622)	$ (441)	$-	$ (2,011)	$ 335	$-
Realized gain distributions	-	181	12	-	-
Net realized gains (losses)	$ (1,622)	$ (260)	$ 12	$ (2,011)	$ 335	$-
Change in unrealized appreciation (depreciation) during year	$ (2,944)	$ (1,934)	$ 88	$ 612	$ (1,085)	$ (12)
Increase (Decrease) in Net Assets from Operations	$ (4,090)	$ (1,992)	$ 104	$ (1,016)	$ (682)	$ (1)
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	GS5 Sub-Account			CAS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 3,784	$-	$ 15	$ 1,091	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	(29,089)	(407)	-	$ (28,771)	(6)	-
Realized gain distributions	893	10,139	76	116,506	230	-
Net realized gains (losses)	$ (28,196)	$ 9,732	$ 76	$ 87,735	$ 224	$-
Change in unrealized appreciation (depreciation) during year	$ (32,311)	$ (29,859)	$ 135	$ (130,046)	$ (10,343)	$ 266
Increase (Decrease) in Net Assets from Operations	$ (56,723)	$ (20,127)	$ 226	$ (41,220)	$ (10,119)	$ 266
	CGS Sub-Account			EGS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 959	$ 8	$-	$-	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (18,574)	(9)	-	$ (91,582)	(1,615)	1,365
Realized gain distributions	10,457	69	-	62,261	8,344	(1,000)
Net realized gains (losses)	$ (8,117)	$ 60	$-	$ (29,321)	$ 6,729	$ 365
Change in unrealized appreciation (depreciation) during year	$ 26,326	$ 97	$ 33	$ (94,649)	$ (59,480)	$ 1,911
Increase (Decrease) in Net Assets from Operations	$ 19,168	$ 165	$ 33	$ (123,970)	$ (52,751)	$ 2,276
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	GGS Sub-Account			HYS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 16,235	$ 2,787	$-	$ 11,065	$ 1,731	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	8,457	(1,068)	-	(10,454)	(1,031)	-
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ 8,457	$ (1,068)	$-	$ (10,454)	$ (1,031)	$-
Change in unrealized appreciation (depreciation) during year	$ (155)	$ 10,314	$-	$ (3,070)	$ (1,636)	$ 23
Increase (Decrease) in Net Assets from Operations	$ 24,537	$ 12,033	$-	$ (2,459)	$ (936)	$ 23
	MIS Sub-Account			NWD Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 551	$ 24	$-	$-	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	(54,603)	486	171	(6,739)	445	-
Realized gain distributions	56,976	1,126	-	18,660	357	-
Net realized gains (losses)	$ 2,373	$ 1,612	$ 171	$ 11,921	$ 802	$-
Change in unrealized appreciation (depreciation) during year	$ (99,445)	$ (6,965)	$ 773	$ 9,116	$ 1,427	$ 533
Increase (Decrease) in Net Assets from Operations	$ (96,521)	$ (5,329)	$ 944	$ 21,037	$ 2,229	$ 533
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	TRS Sub-Account			UTS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 22,014	$ 172	$-	$ 9,696	$ 24	$ -
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	(7,715)	(36)	(3)	(16,300)	71	-
Realized gain distributions	39,758	294	-	26,541	175	-
Net realized gains (losses)	$ 32,043	$ 258	$ (3)	$ 10,241	$ 246	$ -
Change in unrealized appreciation (depreciation) during year	$ (45,723)	$ 6,086	$ (9)	$(104,051)	$ 824	$ 220
Increase (Decrease) in Net Assets from Operations	$ 8,334	$ 6,516	$ (12)	$ (84,114)	$ 1,094	$ 220
	OP1 Sub-Account			OP2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 3,909	$ 8	$-	$ 238	$ 125	$ 5
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	4,848	534	-	$ (2,026)	$ 590	$-
Realized gain distributions	3,736	99	-	7,019	3,156	23
Net realized gains (losses)	$ 8,584	$ 633	$-	$ 4,993	$ 3,746	$ 23
Change in unrealized appreciation (depreciation) during year	$ (92,068)	$ 73,577	$ (28)	$ 10,952	$ 38	$ 178
Increase (Decrease) in Net Assets from Operations	$ (79,575)	$ 74,218	$ (28)	$ 16,183	$ 3,909	$ 206
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	OP3 Sub-Account			OP4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 1,772	$ 6	$-	$ 58	$ 14	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ 4,089	$ 720	$-	$ (115)	$-	$-
Realized gain distributions	15,871	-	-	-	75	-
Net realized gains (losses)	$ 19,960	$ 720	$-	$ (115)	$ 75	$-
Change in unrealized appreciation (depreciation) during year	$ 15,506	$ 36,925	$ (34)	$ (2,573)	$ 9	$ 5
Increase (Decrease) in Net Assets from Operations	$ 37,238	$ 37,651	$ (34)	$ (2,630)	$ 98	$ 5
	SCA1 Sub-Account			SCA2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 46,021	$ 10,897	$ 17	$ 22,734	$ 3,600	$ 22
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$-	$-	$-	$ 5,097	$ 599	$-
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$-	$-	$-	$ 5,097	$ 559	$-
Change in unrealized appreciation (depreciation) during year	$-	$-	$-	$ (8,104)	$ 2,315	$ (24)
Increase (Decrease) in Net Assets from Operations	$ 46,021	$ 10,897	$ 17	$ 19,727	$ 6,474	$ (2)
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	SCA3 Sub-Account			SCA4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 13,214	$ 2,012	$ 51	$ 1,811	$ 27	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ 6,550	$ 180	$-	$ (14,346)	$ (465)	$-
Realized gain distributions	3,891	304	-	-	2,138	-
Net realized gains (losses)	$ 10,441	$ 484	$-	$ (14,346)	$ 1,673	$-
Change in unrealized appreciation (depreciation) during year	$ 3,330	$ 542	$ (79)	$ (23,161)	$ (8,551)	$ 264
Increase (Decrease) in Net Assets from Operations	$ 26,985	$ 3,038	$ (28)	$ (35,696)	$ (6,851)	$ 264
	SCA5 Sub-Account			SCA6 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$-	$-	$-	$ 535	$ 33	$ 2
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (21,548)	$ 651	$-	$ (1,954)	$ (82)	$-
Realized gain distributions	-	12,139	38	-	1,498	-
Net realized gains (losses)	$ (21,548)	$ 12,790	$ 38	$ (1,954)	$ 1,416	$-
Change in unrealized appreciation (depreciation) during year	$ 47,525	$ (11,535)	$ 257	$ (9,936)	$ (1,800)	$ 120
Increase (Decrease) in Net Assets from Operations	$ 25,977	$ 1,255	$ 295	$ (11,355)	$ (351)	$ 122
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	SCA7 Sub-Account	SCA8 Sub-Account	SCA9 Sub-Account	SCA Sub-Account	SCB Sub-Account	SCC Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Income:
Dividend income	$ 173	$-	$ 851	$ 38	$ 23	$ 111
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (27)	$ (25)	$ (338)	$ (128)	$ (147)	$ 2
Realized gain distributions	-	-	5,968	-	1,349	69
Net realized gains (losses)	$ (27)	$ (25)	$ 5,630	$ (128)	$ 1,202	$ 71
Change in unrealized appreciation (depreciation) during year	$ 762	$ 969	$ (6,347)	$ 3,777	$ 10,040	$ 287
Increase (Decrease) in Net Assets from Operations	$ 908	$ 944	$ 134	$ 3,687	$ 11,265	$ 469
	SCH Sub-Account	SCI Sub-Account	IV1 Sub-Account	IV2 Sub-Account	AN2 Sub-Account	AN3 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2000 (b)	Year Ended December 31, 2000 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Income:
Dividend income	$ 63	$-	$-	$-	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (34)	$ (3,492)	$ (29)	$ (160)	$ 37	$ (46)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ (34)	$ (3,492)	$ (29)	$ (160)	$ 37	$ (46)
Change in unrealized appreciation (depreciation) during year	$ 1,227	$ 3,917	$ 2,957	$ (4,105)	$ 6,029	$ 673
Increase (Decrease) in Net Assets from Operations	$ 1,256	$ 425	$ 2,928	$ (3,945)	$ 6,066	$ 627
(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	FL4 Sub-Account	FL5 Sub-Account	FL6 Sub-Account	FL7 Sub-Account	FL8 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Income:
Dividend income	$-	$ 30,496	$-	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (1,577)	$-	$ 129	$ (38)	$ 48
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$ (1,577)	$-	$ 129	$ (38)	$ 48
Change in unrealized appreciation (depreciation) during year	$ 71,460	$-	$ 5,723	$ 239	$ 3,523
Increase (Decrease) in Net Assets from Operations	$ 69,883	$ 30,496	$ 5,852	$ 201	$ 3,571
(b) For the period May 1, 2001 (commencement of operations of Sub-Accounts) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets
	AIM1 Sub-Account			AIM2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$-	$ 1,255	$ 25	$ 2
Net realized gains (losses)	(14,101)	2,816	28	(88,749)	5,859	40
Net unrealized gains (losses)	(49,436)	(17,451)	302	(24,652)	(64,642)	168
Net increase (decrease) in net assets from operations:	$ (63,537)	$ (14,635)	$ 330	$ (112,146)	$ (58,758)	$ 210
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 75,920	$ 10,940	$ 1,000	$ 141,210	$ 5,003	$ 1,000
Net transfers between sub-accounts and fixed accounts	414,587	139,238	-	321,978	335,272	375
Withdrawals and surrenders	(33,372)	-	-	(20,741)	-	-
Mortality and expense risk charges	(1,899)	(238)	-	(2,149)	(500)	-
Charges for life insurance protection and monthly expense charge	(46,608)	(8,670)	-	(62,797)	(17,931)	-
Net increase (decrease) in net assets from contract owner activity	$ 408,628	$ 141,270	$ 1,000	$ 377,501	$ 321,844	$ 1,375
Total increase (decrease) in net assets	$ 345,091	$ 126,635	$ 1,330	$ 265,355	$ 263,086	$ 1,585
Net Assets
Beginning of period	127,965	1,330	-	264,671	1,585	-
End of period	$ 473,056	$ 127,965	$ 1,330	$ 530,026	$ 264,671	$ 1,585
	AIM3 Sub-Account			AIM4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 457	$ 650	$ 6	$ 3,229	$ 768	$ 9
Net realized gains (losses)	(76,544)	13,216	4	(10,743)	14,868	39
Net unrealized gains (losses)	(97,241)	(118,650)	172	(123,811)	(47,025)	438
Net increase (decrease) in net assets from operations:	$ (173,328)	$ (104,784)	$ 182	$ (131,325)	$ (31,389)	$ 486
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 265,649	$ 56,135	$ 1,000	$ 272,398	$ 7,129	$ 1,000
Net transfers between sub-accounts and fixed accounts	414,146	542,458	-	659,076	379,130	749
Withdrawals and surrenders	-	-	-	(3,021)	-	-
Mortality and expense risk charges	(4,166)	(1,153)	-	(3,469)	(552)	-
Charges for life insurance protection and monthly expense charge	(57,583)	(18,161)	-	(93,746)	(26,749)	-
Net increase (decrease) in net assets from contract owner activity	$ 618,046	$ 579,279	$ 1,000	$ 831,238	$ 358,958	$ 1,749
Total increase (decrease) in net assets	$ 444,718	$ 474,495	$ 1,182	$ 699,913	$ 327,569	$ 2,235
Net Assets
Beginning of period	475,677	1,182	-	329,804	2,235	-
End of period	$ 920,395	$ 475,677	$ 1,182	$1,029,717	$ 329,804	$ 2,235
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	AIM5 Sub-Account	AL1 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 207	$ 1,316	$ -	$ -
Net realized gains (losses)	2,914	37,397	2,101	-
Net unrealized gains (losses)	(262)	(112,584)	(78,284)	179
Net increase (decrease) in net assets from operations:	$ 2,859	$ (73,871)	$ (76,183)	$ 179
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 2,021	$ 173,061	$ 36,768	$ 1,000
Net transfers between sub-accounts and fixed accounts	158,980	595,681	373,473	-
Withdrawals and surrenders	-	-	-	-
Mortality and expense risk charges	(133)	(3,290)	(894)	-
Charges for life insurance protection and monthly expense charge	(4,143)	(61,600)	(17,534)	-
Net increase (decrease) in net assets from contract owner activity	$ 156,725	$ 703,852	$ 391,813	$ 1,000
Total increase (decrease) in net assets	$ 159,584	$ 629,981	$ 315,630	$ 1,179
Net Assets
Beginning of period	-	316,809	1,179	-
End of period	$ 159,584	$ 946,790	$ 316,809	$ 1,179
	AL2 Sub-Account			AL3 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 583	$-	$-	$ 42	$-	$-
Net realized gains (losses)	(664)	279	-	(7,025)	1,978	-
Net unrealized gains (losses)	(19,945)	(1,515)	340	(14,825)	(7,832)	340
Net increase (decrease) in net assets from operations:	$ (20,026)	$ (1,236)	$ 340	$ (21,808)	$ (5,854)	$ 340
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 34,208	$ 2,364	$ 1,000	$ 19,823	$ 814	$ 1,000
Net transfers between sub-accounts and fixed accounts	250,590	81,744	-	59,658	70,622	-
Withdrawals and surrenders	-	-	-	-	-	-
Mortality and expense risk charges	(1,138)	(90)	-	(491)	(73)	-
Charges for life insurance protection and monthly expense charge	(21,824)	(1,442)	-	(8,148)	(1,489)	-
Net increase (decrease) in net assets from contract owner activity	$ 261,836	$ 82,576	$ 1,000	$ 70,842	$ 69,874	$ 1,000
Total increase (decrease) in net assets	$ 241,810	$ 81,340	$ 1,340	$ 49,034	$ 64,020	$ 1,340
Net Assets
Beginning of period	82,680	1,340	-	65,360	1,340	-
End of period	$ 324,490	$ 82,680	$ 1,340	$ 114,394	$ 65,360	$ 1,340
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999
(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	GS1 Sub-Account			GS2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 78	$ 977	$ 1	$ 151	$ 15	$ 3
Net realized gains (losses)	(31,641)	12,628	-	(555)	116	-
Net unrealized gains (losses)	(6,931)	(66,841)	190	2,996	(125)	141
Net increase (decrease) in net assets from operations:	$ (38,494)	$ (53,236)	$ 191	$ 2,592	$ 6	$ 144
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 65,334	$ 313	$ 1,000	$ 6,177	$-	$ 1,000
Net transfers between sub-accounts and fixed accounts	116,067	223,186	-	45,038	2,690	-
Withdrawals and surrenders	(139)	-	-	-	-	-
Mortality and expense risk charges	(1,185)	(620)	-	(170)	(2)	-
Charges for life insurance protection and monthly expense charge	(31,725)	(12,240)	-	(4,161)	(98)	-
Net increase (decrease) in net assets from contract owner activity	$ 148,352	$ 210,639	$ 1,000	$ 46,884	$ 2,590	$ 1,000
Total increase (decrease) in net assets	$ 109,858	$ 157,403	$ 1,191	$ 49,476	$ 2,596	$ 1,144
Net Assets
Beginning of period	158,594	1,191	-	3,740	1,144	-
End of period	$ 268,452	$ 158,594	$ 1,191	$ 53,216	$ 3,740	$ 1,144
	GS3 Sub-Account			GS4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 476	$ 202	$ 4	$ 383	$ 68	$ 11
Net realized gains (losses)	(1,622)	(260)	12	(2,011)	335	-
Net unrealized gains (losses)	(2,944)	(1,934)	88	612	(1,085)	(12)
Net increase (decrease) in net assets from operations:	$ (4,090)	$ (1,992)	$ 104	$ (1,016)	$ (682)	$ (1)
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 7,198	$ 295	$ 1,000	$ 29,396	$-	$ 1,000
Net transfers between sub-accounts and fixed accounts	182,565	33,819	561	47,271	23,017	-
Withdrawals and surrenders	-	-	-	-	-	-
Mortality and expense risk charges	(425)	(64)	-	(323)	(70)	-
Charges for life insurance protection and monthly expense charge	(6,872)	(1,508)	-	(13,080)	(5,052)	-
Net increase (decrease) in net assets from contract owner activity	$ 182,466	$ 32,542	$ 1,561	$ 63,264	$ 17,895	$ 1,000
Total increase (decrease) in net assets	$ 178,376	$ 30,550	$ 1,665	$ 62,248	$ 17,213	$ 999
Net Assets
Beginning of period	32,215	1,665	-	18,212	999	-
End of period	$ 210,591	$ 32,215	$ 1,665	$ 80,460	$ 18,212	$ 999
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	GS5 Sub-Account			CAS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 3,764	$ -	$ 15	$ 1,091	$ -	$ -
Net realized gains (losses)	(28,196)	9,732	76	87,735	224	-
Net unrealized gains (losses)	(32,311)	(29,859)	135	(130,046)	(10,343)	266
Net increase (decrease) in net assets from operations:	$ (56,723)	$ (20,127)	$ 226	$ (41,220)	$ (10,119)	$ 266
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 72,925	$ 18,327	$ 1,000	$ 43,855	$ 143	$ 1,000
Net transfers between sub-accounts and fixed accounts	135,920	174,182	-	318,991	140,293	-
Withdrawals and surrenders	(32,753)	-	-	(212)	-	-
Mortality and expense risk charges	(1,289)	(375)	-	(1,708)	(117)	-
Charges for life insurance protection and monthly expense charge	(27,852)	(3,766)	-	(26,551)	(1,345)	-
Net increase (decrease) in net assets from contract owner activity	$ 146,951	$ 188,368	$ 1,000	$ 334,375	$ 138,974	$ 1,000
Total increase (decrease) in net assets	$ 90,228	$ 168,241	$ 1,226	$ 293,155	$ 128,855	$ 1,266
Net Assets
Beginning of period	169,467	1,226	-	130,121	1,266	-
End of period	$ 259,695	$ 169,467	$ 1,226	$ 423,276	$ 130,121	$ 1,266
	CGS Sub-Account			EGS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 959	$ 8	$ -	$-	$-	$-
Net realized gains (losses)	(8,117)	60	-	(29,321)	6,729	365
Net unrealized gains (losses)	26,326	97	33	(94,649)	(59,480)	1,911
Net increase (decrease) in net assets from operations:	$ 19,168	$ 165	$ 33	$ (123,970)	$ (52,751)	$ 2,276
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 397,854	$ 605	$ 1,000	$ 181,923	$ 5,076	$ 1,000
Net transfers between sub-accounts and fixed accounts	758,272	41,958	-	412,644	329,267	9,901
Withdrawals and surrenders	(33,462)	-	-	(1,612)	-	(1,314)
Mortality and expense risk charges	(2,247)	(24)	-	(2,410)	(692)	(6)
Charges for life insurance protection and monthly expense charge	(30,197)	(237)	-	(67,328)	(25,024)	(181)
Net increase (decrease) in net assets from contract owner activity	$1,090,220	$ 42,302	$ 1,000	$ 523,217	$ 308,627	$ 9,400
Total increase (decrease) in net assets	$1,109,388	$ 42,467	$ 1,033	$ 399,247	$ 255,876	$11,676
Net Assets
Beginning of period	43,500	1,033	-	267,552	11,676	-
End of period	$1,152,888	$ 43,500	$ 1,033	$ 666,799	$ 267,552	$11,676
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	GGS Sub-Account			HYS Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$16,235	$2,787	$-	$11,065	$1,731	$-
Net realized gains (losses)	8,457	(1,068)	-	(10,454)	(1,031)	-
Net unrealized gains (losses)	(155)	10,314	-	(3,070)	(1,636)	23
Net increase (decrease) in net assets from operations:	$24,537	$12,033	$-	$(2,459)	$(936)	$23
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$195,430	$2,441	$1,000	$81,308	$1,397	$1,000
Net transfers between sub-accounts and fixed accounts	575,946	195,649	561	229,881	49,034	187
Withdrawals and surrenders	250	-	-	(291)	-	-
Mortality and expense risk charges	(2,467)	(522)	-	(936)	(83)	-
Charges for life insurance protection and monthly expense charge	(109,927)	(35,288)	-	(18,873)	(2,604)	-
Net increase (decrease) in net assets from contract owner activity	$659,232	$162,280	$1,561	$291,089	$47,744	$1,187
Total increase (decrease) in net assets	$683,769	$174,313	$1,561	$288,630	$46,808	$1,210
Net Assets
Beginning of period	175,874	1,561	-	48,018	1,210	-
End of period	$859,643	$175,874	$1,561	$336,648	$48,018	$1,210

	MIS Sub-Account			NWD Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$551	$24	$-	$-	$-	$-
Net realized gains (losses)	2,373	1,612	171	11,921	802	-
Net unrealized gains (losses)	(99,445)	(6,965)	773	9,116	1,427	533
Net increase (decrease) in net assets from operations:	$(96,521)	$(5,329)	$944	$21,037	$2,229	$533
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$73,230	$2,250	$1,000	$25,839	$868	$1,000
Net transfers between sub-accounts and fixed accounts	515,279	150,206	9,901	453,624	45,280	-
Withdrawals and surrenders	(18,647)	-	(1,145)	(13,858)	-	-
Mortality and expense risk charges	(2,654)	(226)	(6)	(1,474)	(46)	-
Charges for life insurance protection and monthly expense charge	(52,918)	(7,284)	(178)	(23,554)	(1,235)	-
Net increase (decrease) in net assets from contract owner activity	$514,290	$144,946	$9,572	$440,577	$44,867	$1,000
Total increase (decrease) in net assets	$417,769	$139,617	$10,516	$461,614	$47,096	$1,533
Net Assets
Beginning of period	150,133	10,516	-	48,629	1,533	-
End of period	$567,902	$150,133	$10,516	$510,243	$48,629	$1,533

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	TRS Sub-Account				UTS Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)		Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$22,014	$172	$-	$	$9,696	$24	$-
Net realized gains (losses)	32,043	258	(3)		10,241	246	-
Net unrealized gains (losses)	(45,723)	6,086	(9)		(104,051)	824	220
Net increase (decrease) in net assets from operations:	$8,334	$6,516	$(12)		$(84,114)	$1,094	$220
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$68,183	$1,422	$1,000	$	$80,701	$48	$1,000
Net transfers between sub-accounts and fixed accounts	1,036,498	72,895	4,951		288,123	92,246	-
Withdrawals and surrenders	(1,161)	-	(985)		(125)	-	-
Mortality and expense risk charges	(4,022)	(168)	(2)		(1,517)	(156)	-
Charges for life insurance protection and monthly expense charge	(74,073)	(2,152)	(85)		(37,043)	(9,614)	-
Net increase (decrease) in net assets from contract owner activity	$1,025,425	$71,997	$4,879		$330,139	$82,524	$1,000
Total increase (decrease) in net assets	$1,033,759	$78,513	$4,867		$246,025	$83,618	$1,220
Net Assets
Beginning of period	83,380	4,867	-		84,838	1,220	-
End of period	$1,117,139	$83,380	$4,867		$330,863	$84,838	$1,220

	OP1 Sub-Account			OP2 Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
I Increase (Decrease) in net assets from operations:
Net investment income (loss)	$3,909	$8	$-	$238	$125	$5
Net realized gains (losses)	8,584	633	-	4,993	3,746	23
Net unrealized gains (losses)	(92,068)	73,577	(28)	10,952	38	178
Net increase (decrease) in net assets from operations:	$(79,575)	$74,218	$(28)	$16,183	$3,909	$206
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$274,223	$55,584	$1,000	$28,574	$(134)	$1,000
Net transfers between sub-accounts and fixed accounts	173,633	466,926	-	247,930	37,475	-
Withdrawals and surrenders	(1,635)	-	-	(44,036)	-	-
Mortality and expense risk charges	(4,347)	(1,214)	-	(1,124)	(58)	-
Charges for life insurance protection and monthly expense charge	(37,074)	(8,927)	-	(26,404)	(1,383)	-
Net increase (decrease) in net assets from contract owner activity	$404,800	$512,369	$1,000	$204,940	$35,900	$1,000
Total increase (decrease) in net assets	$325,225	$586,587	$972	$221,123	$39,809	$1,206
Net Assets
Beginning of period	587,559	972	-	41,015	1,206	-
End of period	$912,784	$587,559	$972	$262,138	$41,015	$1,206

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
OP3 Sub-Account	OP4 Sub-Account

Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$1,772	$6	$-	$58	$14	$-
Net realized gains (losses)	19,960	720	-	(115)	75	-
Net unrealized gains (losses)	15,506	36,925	(34)	(2,573)	9	5
Net increase (decrease) in net assets from operations:	$37,238	$37,651	$(34	) $	(2,630	) $	98	$5
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$104,721	$18,274	$1,000	$3,766	$-	$1,000
Net transfers between sub-accounts and fixed accounts	179,868	178,297	-	48,176	-	-
Withdrawals and surrenders	(780)	-	-	(10)	-	-
Mortality and expense risk charges	(2,078)	(401)	-	(141)	-	-
Charges for life insurance protection and monthly expense charge	(22,882)	(3,332)	-	(3,573)	-	-
Net increase (decrease) in net assets from contract owner activity	$258,849	$192,838	$1,000	$48,218	$-	$1,000
Total increase (decrease) in net assets	$296,087	$230,489	$966	$45,588	$98	$1,005
Net Assets
Beginning of period	231,455	966	-	1,103	1,005	-
End of period	$527,542	$231,455	$966	$46,691	$1,103	$1,005

	SCA1 Sub-Account			SCA2 Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$46,021	$10,897	$17	$22,734	$3,600	$22
Net realized gains (losses)	-	-	-	5,097	559	-
Net unrealized gains (losses)	-	-	-	(8,104)	2,315	(24)
Net increase (decrease) in net assets from operations	$46,021	$10,897	$17	$19,727	$6,474	$(2)
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$295,093	$3,884	$1,000	$118,004	$5,402	$1,000
Net transfers between sub-accounts and fixed accounts	1,532,543	278,714	-	566,182	133,671	749
Withdrawals and surrenders	(420,282)	-	-	(36,662)	-	-
Mortality and expense risk charges	(8,453)	(1,037)	-	(2,198)	(307)	-
Charges for life insurance protection and monthly expense charge	(87,961)	(11,252)	-	(59,400)	(11,488)	-
Net increase (decrease) in net assets from contract owner activity	$1,310,940	$270,309	$1,000	$585,926	$127,278	$1,749
Total increase (decrease) in net assets	$1,356,961	$281,206	$1,017	$605,653	$133,752	$1,747
Net Assets
Beginning of period	282,223	1,017	-	135,499	1,747	-
End of period	$1,639,184	$282,223	$1,017	$741,152	$135,499	$1,747

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued

	SCA3 Sub-Account			SCA4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$13,214	$2,012	$51	$1,811	$27	$-
Net realized gains (losses)	10,441	484	-	(14,346)	1,673	-
Net unrealized gains (losses)	3,330	542	(79)	(23,161)	(8,551)	264
Net increase (decrease) in net assets from operations:	$26,985	$3,038	$(28)	$(35,696)	$(6,851)	$264
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$53,306	$142	$1,000	$32,283	$414	$1,000
Net transfers between sub-accounts and fixed accounts	173,618	55,523	-	300,144	68,975	-
Withdrawals and surrenders	(9,972)	-	-	(1,601)	-	-
Mortality and expense risk charges	(1,015)	(54)	-	(1,504)	(104)	-
Charges for life insurance protection and monthly expense charge	(22,015)	(3,126)	-	(23,375)	(5,795)	-
Net increase (decrease) in net assets from contract owner activity	$193,922	$52,485	$1,000	$305,947	$63,490	$1,000
Total increase (decrease) in net assets	$220,907	$55,523	$972	$270,251	$56,639	$1,264
Net Assets
Beginning of period	56,495	972	-	57,903	1,264	-
End of period	$277,402	$56,495	$972	$328,154	$57,903	$1,264

	SCA5 Sub-Account			SCA6 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$-	$535	$33	$2
Net realized gains (losses)	(21,548)	12,790	38	(1,954)	1,416	-
Net unrealized gains (losses)	47,525	(11,535)	257	(9,936)	(1,800)	120
Net increase (decrease) in net assets from operations:	$25,977	$1,255	$295	$(11,355)	$(351)	$122
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$120,011	$3,299	$1,000	$92,402	$-	$1,000
Net transfers between sub-accounts and fixed accounts	574,994	151,722	562	47,594	49,492	-
Withdrawals and surrenders	521	-	-	-	-	-
Mortality and expense risk charges	(2,530)	(189)	-	(666)	(69)	-
Charges for life insurance protection and monthly expense charge	(46,474)	(3,526)	-	(8,255)	(2,836)	-
Net increase (decrease) in net assets from contract owner activity	$646,522	$151,306	$1,562	$131,075	$46,587	$1,000
Total increase (decrease) in net assets	$672,499	$152,561	$1,857	$119,720	$46,236	$1,122
Net Assets
Beginning of period	154,418	1,857	-	47,358	1,122	-
End of period	$826,917	$154,418	$1,857	$167,078	$47,358	$1,122

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	SCA7 Sub-Account	SCA8 Sub-Account	SCA9 Sub-Account	SCA Sub-Account	SCB Sub-Account	SCC Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$173	$-	$851	$38	$23	$111
Net realized gains (losses)	(27)	(25)	5,630	(128)	1,202	71
Net unrealized gains (losses)	762	969	(6,347)	3,777	10,040	287
Net increase (decrease) in net assets from operations:	$908	$944	$134	$3,687	$11,265	$469
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received.	$1,576	$111	$4,888	$499	$1,587	$17
Net transfers between sub-accounts and fixed accounts	37,643	33,221	185,974	28,606	132,080	15,884
Withdrawals and surrenders	-	-	-	-	-	-
Mortality and expense risk charges	(21)	(48)	(151)	(41)	(98)	(13)
Charges for life insurance protection and monthly expense charge	(850)	(760)	(7,617)	(2,854)	(3,251)	(726)
Net increase (decrease) in net assets from contract owner activity	$38,348	$32,524	$183,094	$26,210	$130,318	$15,162
Total increase (decrease) in net assets	$39,256	$33,468	$183,228	$29,897	$141,583	$15,631
Net Assets
Beginning of period	-	-	-	-	-	-
End of period	$39,256	$33,468	$183,228	$29,897	$141,583	$15,631

	SCH Sub-Account	SCI Sub-Account	IV1 Sub-Account	IV2 Sub-Account	AN2 Sub-Account	AN3 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$63	$-	$-	$-	$-	$-
Net realized gains (losses)	(34)	(3,492)	(29)	(160)	37	(46)
Net unrealized gains (losses)	1,227	3,917	2,957	4,105	6,029	673
Net increase (decrease) in net assets from operations:	$1,256	$425	$2,928	$3,945	$6,066	$627
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$43	$3,933	$1,340	$94	$13,871	$1,990
Net transfers between sub-accounts and fixed accounts	18,658	60,672	40,790	42,071	52,481	71,306
Withdrawals and surrenders	-	-	-	-	-
Mortality and expense risk charges	(19)	(74)	(42)	(52)	(90)	(59)
Charges for life insurance protection and monthly expense charge	(799)	(6,009)	(556)	(1,857)	(2,748)	(1,294)
Net increase (decrease) in net assets from contract owner activity	$17,883	$58,522	$41,532	$40,256	$63,514	$71,943
Total increase (decrease) in net assets	$19,139	$58,947	$44,460	$44,201	$69,580	$72,570
Net Assets
Beginning of period	-	-	-	-	-	-
End of period	$19,139	$58,947	$44,460	$44,201	$69,580	$72,570

(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	FL4 Sub-Account	FL5 Sub-Account	FL6 Sub-Account	FL7 Sub-Account	FL8 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$-	$30,496	$-	$-	$-
Net realized gains (losses)	(1,577)	-	129	(38)	48
Net unrealized gains (losses)	71,460	-	5,723	239	3,523
Net increase (decrease) in net assets from operations:	$69,883	$30,496	$5,852	$201	$3,571
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$369,813	$1,792,457	$803	$1,080	$1,070
Net transfers between sub-accounts and fixed accounts	770,502	4,549,873	172,641	57,484	99,428
Withdrawals and surrenders	-	-	-	-	-
Mortality and expense risk charges	(1,982)	(7,948)	(190)	(51)	(96)
Charges for life insurance protection and monthly expense charge	(48,913)	(222,124)	(4,949)	(712)	(1,880)
Net increase (decrease) in net assets from contract owner activity	$1,089,420	$6,112,258	$168,305	$57,801	$98,522
Total increase (decrease) in net assets	$1,159,303	$6,142,754	$174,157	$58,002	$102,093
Net Assets
Beginning of period	-	-	-	-	-
End of period	$1,159,303	$6,142,754	$174,157	$58,002	$102,093

(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(1) Organization

Sun Life (U.S.) Variable Account I (the ''Variable Account''), a separate account of Sun Life Assurance Company of Canada (U.S.) (the ''Sponsor'') was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Funds, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust, Invesco Variable Investment Funds, Alliance Variable Products Series Funds, and Fidelity Variable Insurance Products Funds (collectively the ''Funds'' or ''Sub-Accounts''). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

The Variable Account exists in accordance with the regulations of the Delaware state insurance department. The assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the current year's presentation.

Investment Valuations

Investments in the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the exdividend date. Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) Contract Charges and Related Party Transactions

The Sponsor sells both a Survivorship Variable Universal Life Insurance Product (''Survivorship Product'') and Single Life Variable Universal Life Products (''Single Life Products''). The Sponsor deducts a sales charge from purchase payments. For the Single Life Products the current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments. For the Survivorship Product, the charge is based on certain factors, including the Specified Face Amount and the age, sex and rating class of the insured. Currently, the charge is 6% of premiums, and is guaranteed not to exceed 8%. These sales charges are deducted from premium payments prior to monies being allocated to the Variable Account I Sub-Accounts. Total sales charges for the year 2001 amounted to $1,530,200.

A mortality and expense risk charge based on the value of the variable account is deducted from the variable account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of .60%, for Policy Years 1 through 10 for the Single Life Products, and Policy Years 1 through 15 for the Survivorship Product. Thereafter, the effective annual rate is .20% for both products.

For the Single Life Products, a monthly administration charge of $8 is deducted in all policy years, as well as a monthly charge based on the Specified Face Amount is deducted in the first 10 policy years, or for the first 10 policy years following the effective date of each Specified Face Amount increase. These charges are deducted proportionally from the Sub-Accounts of each contract's Account Value, to cover administrative expenses and issuance costs. For the Survivorship Product, the monthly expense charge is deducted for the first 10 policy years, and for the first 10 policy years following an increase in the Specified Face Amount. This charge is based on the Specified Face Amount or increase thereof, times a rate determined by the age, sex and rating class of each Insured. As with the Single Life Products, the charge is deducted proportionally from the Sub-Accounts of each contract's Account Value.

A surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The surrender charge will be an amount based on certain factors, including the specified face amount, the insured's age, sex and rating class. For the Single Life Product, the surrender charge applies to the first 10 policy years or the 10 policy years from issuance following an increase in the specified face amount of the policy. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue or the effective date of each increase in the specified face amount. At the end of this note, Note (3), a list is provided identifying surrender charges deducted and retained by the Sponsor for the year ended December 31, 2001.


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of each insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner's Standard Ordinary smokers and non-smoker mortality tables.

During the year ended December 31, 2001, management fees were paid indirectly to Massachusetts Financial Services Company, an affiliate of the Sponsor, in its capacity as adviser to the MFS/Sun Life Series Trust Sub-Accounts. The Fund's advisory agreement provides that these fees be paid based on an annual rate/percentage of average net assets existing in each of the MFS/Sun Life Series Trust Sub-Accounts. The annual rate applied to each Series Trust Sub-Account was as follows: 0.71% MFS/Sun Life Series Trust Capital Appreciation Sub-Account, 0.55% MFS/SunLife Series Trust Massachusetts Investors Trust Sub-Account, 0.69% MFS/Sun Life Series Trust Emerging Growth Sub-Account, 0.55% MFS/Sun Life Series Trust Government Securities Sub-Account, 0.75% MFS Sunlife Series Trust High Yield Sub-Account, 0.75% MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, 0.90% MFS/Sun Life Series Trust New Discovery Sub-Account, 0.66% MFS/Sun Life Series Trust Total Return Sub-Account, 0.72% MFS/Sun Life Series Trust Utilities Sub-Account.

Additionally, during the year ended December 31, 2001, management fees were also paid indirectly to Sun Capital Advisers, Inc., an affiliate of the Sponsor, in its capacity as adviser to the Sun Capital Adviser Trust. These fees are paid based on an annual rate/percentage of average net assets existing in each of the Sun Capital Adviser Trust Sub-Accounts. The annual rate applied to each Trust Sub-Account was as follows: 0.50% Sun Capital Money Market Sub-Account, 0.60% Sun Capital Investment Grade Bond Sub-Account, 0.95% Sun Capital Real Estate Sub-Account, 0.75% Sun Capital Select Equity Sub-Account, 0.80% Sun Capital Blue Chip Mid-Cap Sub-Account, 0.75% Sun Capital Investors Foundation Sub-Account, 0.75% Sun Capital Davis Financial Sub-Account, 0.75% Sun Capital Davis Venture Value Sub-Account, 0.95% Sun Capital Neuberger Berman Mid Cap Growth Sub-Account, 0.95% Sun Capital Neuberger Berman Mid Cap Value Sub-Account, 0.80% Sun Capital Value Equity Sub-Account, 0.80% Sun Capital Value Managed Sub-Account, 0.80% Sun Capital Value Mid Cap Sub-Account, 0.80% Sun Capital Value Small Cap Sub-Account.


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
Surrender Charges
Sub-Accounts:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	$ 1,020
V.I. Growth Fund (''AIM2'')	634
V.I. Growth and Income Fund (''AIM3'')	-
V.I. International Equity Fund (''AIM4'')	93
V.I. Value Fund (''AIM5'')	-
The Alger American Fund
Growth Portfolio (''AL1'')	-
Income and Growth Portfolio (''AL2'')	-
Small Capitalization Portfolio (''AL3'')	-
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	4
CORE Small Cap Equity Fund (''GS2'')	-
CORE US Equity Fund (''GS3'')	-
Growth and Income Fund (''GS4'')	-
International Equity Fund (''GS5'')	1,001
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	6
Massachusetts Investors Trust Series (''CGS'')	1,023
Emerging Growth Series (''EGS'')	49
Government Securities Series (''GGS'')	-
High Yield Series (''HYS'')	9
Massachusetts Investors Growth Stock Series (''MIS'')	570
New Discovery Series (''NWD'')	424
Total Return Series (''TRS'')	36
Utilities Series (''UTS'')	4
OCC Accumulation Trust
Equity Portfolio (''OP1'')	50
Mid Cap Portfolio (''OP2'')	1,346
Small Cap Portfolio (''OP3'')	24
Managed Portfolio (''OP4'')	-


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
Surrender Charges
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	$12,824
Sun Capital Investment Grade Bond Fund (''SCA2'')	1,121
Sun Capital Real Estate Fund (''SCA3'') .	305
Sun Capital Select Equity Fund (''SCA4'')	49
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	-
Sun Capital Investors Foundation Fund (''SCA6'')	-
Sun Capital Davis Venture Value Fund (''SCA7'')	-
Sun Capital Davis Financial Fund (''SCA8'')	-
Sun Capital Value Equity Fund (''SCA9'')	-
Sun Capital Value Mid Cap Fund (''SCA '')	-
Sun Capital Value Small Cap Fund (''SCB'')	-
Sun Capital Value Managed Fund (''SCC'')	-
Sun Capital Neuberger Berman Mid Cap Value Fund (''SCH'')	-
Sun Capital Neuberger Berman Mid Cap Growth Fund (''SCI'')	-
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund (''IV1'')	-
VIF Small Company Growth Fund (''IV2'')	-
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio (''AN2'')	-
VP Growth and Income Portfolio (''AN3'')	-
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio (''FL4'')	-
Fidelity VIP Money Market Portfolio (''FL5'')	-
Fidelity VIP ContrafundTM Portfolio (''FL6'')	-
Fidelity VIP Overseas Portfolio (''FL7'')	-
Fidelity VIP Growth Portfolio (''FL8'')	-
$20,592


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(4) Unit Activity from Participant Transactions

	Units Outstanding Beginning of Year			Units Purchased	Units Transferred Between Sub- Accounts		Units Withdrawn, Surrendered, and Canceled for Contract Charges			Units Outstanding
	Year Ended December 31,		For the Year Ended December 31,							End of Year, December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Variable Universal Life - Level 1:
V.I. Capital Appreciation Fund (''AIM1'')	8,970	-	4,935	32	31,074	9,426	(7,502)	(488)	37,477	8,970
V.I. Growth Fund (''AIM2'')	24,596	32	16,999	375	26,679	25,642	(8,471)	(1,453)	59,803	24,596
V.I. Growth and Income Fund (''AIM3'')	12,581	-	10,656	243	32,974	13,787	(5,632)	(1,449)	50,579	12,581
V.I. International Equity Fund (''AIM4'')	24,546	53	19,001	390	30,461	26,201	(9,611)	(2,098)	64,397	24,546
Growth Portfolio (''AL1'')	8,375	-	7,906	115	30,009	9,557	(5,360)	(1,297)	40,930	8,375
Income and Growth Portfolio (''AL2'')	4,359	-	1,339	65	12,418	4,345	(1,201)	(51)	16,915	4,359
Small Capitalization Portfolio (''AL3'')	6,486	-	2,321	68	5,229	6,537	(1,030)	(119)	13,006	6,486
CORE Large Cap Growth Fund (''GS1'')	16,832	-	8,809	29	9,989	17,768	(3,987)	(965)	31,643	16,832
CORE Small Cap Equity Fund (''GS2'')	223	-	550	-	3,018	232	(305)	(9)	3,486	223
CORE US Equity Fund (''GS3'')	3,168	52	662	27	5,622	3,170	(719)	(81)	8,733	3,168
Growth and Income Fund (''GS4'')	1,831	-	3,368	-	4,951	2,345	(1,497)	(514)	8,653	1,831
International Equity Fund (''GS5'')	3,577	-	3,345	80	13,208	3,709	(6,566)	(212)	13,564	3,577
Capital Appreciation Series (''CAS'')	11,527	-	5,004	13	23,070	11,630	(2,573)	(116)	37,028	11,527
Massachusetts Investors Trust Series (''CGS'')	3,190	-	2,087	59	17,430	3,151	(5,270)	(20)	17,437	3,190
Emerging Growth Series (''EGS'')	17,759	742	18,738	231	26,060	18,257	(7,840)	(1,471)	54,717	17,759
Government Securities Series (''GGS'')	15,675	56	13,923	175	11,664	18,687	(6,621)	(3,243)	34,641	15,675
High Yield Series (''HYS'')	3,826	18	3,916	123	9,775	3,905	(1,587)	(220)	15,930	3,826
Massachusetts Investors Growth Stock Series (''MIS'')	12,841	851	7,331	69	39,084	12,419	(5,902)	(498)	53,354	12,841
New Discovery Series (''NWD'')	2,992	-	1,824	51	16,182	3,018	(1,320)	(77)	19,678	2,992
Total Return Series (''TRS'')	5,723	495	2,647	55	61,505	5,361	(5,193)	(188)	64,682	5,723
Utilities Series (''UTS'')	4,391	-	5,895	45	19,736	5,068	(2,846)	(722)	27,176	4,391
Equity Portfolio (''OP1'')	6,040	-	7,903	328	11,088	6,423	(3,037)	(711)	21,994	6,040
Mid Cap Portfolio (''OP2'')	1,371	-	1,754	-	14,821	1,455	(3,692)	(84)	14,254	1,371
Small Cap Portfolio (''OP3'')	3,471	-	3,187	84	10,506	3,615	(1,422)	(228)	15,742	3,471
Managed Portfolio (''OP4'')	-	-	359	-	3,435	-	(257)	-	3,537	-
Sun Capital Money Market Fund (''SCA1'')	23,176	-	6,548	332	76,578	23,769	(5,091)	(925)	101,211	23,176
Sun Capital Investment Grade Bond Fund (''SCA2'')	10,354	75	8,270	439	14,761	10,842	(6,956)	(1,002)	26,429	10,354
Sun Capital Real Estate Fund (''SCA3'')	2,799	-	3,348	12	7,158	3,050	(1,486)	(263)	11,819	2,799
Sun Capital Select Equity Fund (''SCA4'')	2,782	-	3,000	34	24,065	3,158	(2,463)	(410)	27,384	2,782
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	7,531	46	3,868	233	19,870	7,416	(2,128)	(164)	29,141	7,531
Sun Capital Investors Foundation Fund (''SCA6'')	4,431	-	2,110	-	1,768	4,686	(605)	(255)	7,704	4,431


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(4) Unit Activity from Participant Transactions - continued

Units Outstanding Beginning of Year	Units Purchased	Units Transferred Between Sub- Accounts	Units Withdrawn, Surrendered, and Canceled for Contract Charges	Units Outstanding
Year Ended December 31,
For the Year Ended December 31,	End of Year, December 31,
2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Survivorship Variable Universal Life -
Level 2:
V.I. Capital Appreciation Fund (''AIM1'')	2,323	-	2,384	-	2,341	2,422	(529)	(99)	6,519	2,323
V.I. Growth Fund (''AIM2'')	3,787	-	5,061	-	7,726	3,831	(4,160)	(44)	12,414	3,787
V.I. Growth and Income Fund (''AIM3'')	39,265	-	22,080	5,147	7,171	34,287	(1,462)	(169)	67,054	39,265
V.I. International Equity Fund (''AIM4'')	7,801	-	13,098	155	14,840	7,741	(991)	(95)	34,748	7,801
V.I. Value Fund (''AIM5'')	-	-	-	-	-	-	-	-	-	-
Growth Portfolio (''AL1'')	26,736	-	11,082	3,510	11,103	23,388	(729)	(162)	48,192	26,736
Income and Growth Portfolio (''AL2'')	2,395	-	2,061	179	4,233	2,289	(781)	(73)	7,908	2,395
Small Capitalization Portfolio (''AL3'')	211	-	569	-	2,139	225	(87)	(14)	2,832	211
CORE Large Cap Growth Fund (''GS1'')	476	-	121	-	2,558	517	(195)	(41)	2,960	476
CORE Small Cap Equity Fund (''GS2'')	-	-	-	-	1,828	-	(949)	-	879	-
CORE US Equity Fund (''GS3'')	15	-	38	-	13,895	33	(38)	(18)	13,910	15
Growth and Income Fund (''GS4'')	-	-	-	-	711	-	(28)	-	683	-
International Equity Fund (''GS5'')	14,381	-	5,104	1,753	3,851	12,755	(2,228)	(127)	21,108	14,381
Capital Appreciation Series (''CAS'')	104	-	619	-	1,295	106	(227)	(2)	1,791	104
Massachusetts Investors Trust Series (''CGS'')	940	-	1,685	-	4,576	943	(636)	(3)	6,565	940
Emerging Growth Series (''EGS'')	5,016	-	4,617	151	2,639	5,005	(681)	(140)	11,591	5,016
Government Securities Series (''GGS'')	50	-	3,181	-	7,834	54	(215)	(4)	10,850	50
High Yield Series (''HYS'')	1,175	-	4,145	-	1,743	1,187	(220)	(12)	6,843	1,175
Massachusetts Investors Growth Stock Series (''MIS'')	223	-	902	136	9,354	110	(3,107)	(23)	7,372	223
New Discovery Series (''NWD'')	149	-	199	-	8,477	152	(1,561)	(3)	7,264	149
Total Return Series (''TRS'')	1,553	-	3,207	84	6,280	1,484	(744)	(15)	10,296	1,553
Utilities Series (''UTS'')	1,830	-	1,826	-	1,216	1,861	(474)	(31)	4,398	1,830
Equity Portfolio (''OP1'')	45,076	-	16,190	5,292	4,429	39,940	(747)	(156)	64,948	45,076
Mid Cap Portfolio (''OP2'')	1,552	-	283	-	2,023	1,567	(1,257)	(15)	2,601	1,552
Small Cap Portfolio (''OP3'')	12,884	-	4,095	1,504	2,506	11,424	(309)	(44)	19,176	12,884
Managed Portfolio (''OP4'')	-	-	-	-	935	-	(80)	-	855	-
Sun Capital Money Market Fund (''SCA1'')	3,248	-	21,020	-	67,258	3,368	(42,407)	(120)	49,119	3,248
Sun Capital Investment Grade Bond Fund (''SCA2'')	2,027	-	1,858	-	5,162	2,044	(465)	(17)	8,582	2,027
Sun Capital Real Estate Fund (''SCA3'')	1,645	-	482	-	1,011	1,646	(693)	(1)	2,445	1,645
Sun Capital Select Equity Fund (''SCA 4'')	2,737	-	471	-	920	2,789	(170)	(52)	3,958	2,737
Sun Capital Blue Chip Mid-Cap Fund (''SCA 5'')	2,855	-	5,480	-	4,901	2,928	(782)	(73)	12,454	2,855
Sun Capital Investors Foundation Fund (''SCA 6'')	-	-	7,370	-	1,925	-	(256)	-	9,039	-


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(4) Unit Activity from Participant Transactions - continued

	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub- Accounts		Units Withdrawn, Surrendered, and Canceled for Contract Charges		Units Outstanding
	Year Ended December 31,		For the Year Ended December 31,						End of Year, December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Variable Universal Life - Level 3:
V.I. Capital Appreciation Fund (''AIM1'')	-	-	-	-	11,439	-	(771)	-	10,668	-
V.I. Growth Fund (''AIM2'')	-	-	298	-	10,996	-	(496)	-	10,798	-
V.I. Growth and Income Fund (''AIM3'')	-	-	126	-	9,169	-	(213)	-	9,082	-
V.I. International Equity Fund (''AIM4'')	-	-	760	-	32,985	-	(871)	-	32,874	-
V.I. Value Fund (''AIM5'')	-	-	233	-	18,585	-	(500)	-	18,318	-
Growth Portfolio (''AL1'')	-	-	36	-	27,456	-	(1,052)	-	26,440	-
Income and Growth Portfolio (''AL2'')	-	-	57	-	7,733	-	(168)	-	7,622	-
Small Capitalization Portfolio (''AL3'')	-	-	5	-	1,111	-	(56)	-	1,060	-
CORE Large Cap Growth Fund (''GS1'')	-	-	14	-	2,621	-	(100)	-	2,535	-
CORE US Equity Fund (''GS3'')	-	-	136	-	2,199	-	(33)	-	2,302	-
Capital Appreciation Series (''CAS'')	-	-	174	-	13,164	-	(469)	-	12,869	-
Massachusetts Investors Trust Series (''CGS'')	-	-	41,641	-	71,459	-	(5,270)	-	107,830	-
Emerging Growth Series (''EGS'')	-	-	390	-	19,308	-	(402)	-	19,296	-
Government Securities Series (''GGS'')	-	-	158	-	33,458	-	(2,959)	-	30,657	-
High Yield Series (''HYS'')	-	-	296	-	12,248	-	(257)	-	12,287	-
Massachusetts Investors Growth Stock Series (''MIS'')	-	-	8	-	7,128	-	(399)	-	6,737	-
New Discovery Series (''NWD'')	-	-	53	-	16,868	-	(495)	-	16,426	-
Total Return Series (''TRS'')	-	-	185	-	27,771	-	(1,318)	-	26,638	-
Utilities Series (''UTS'')	-	-	174	-	3,955	-	(222)	-	3,907	-
Sun Capital Investment Grade Bond Fund (''SCA2'')	-	-	400	-	33,129	-	(1,231)	-	32,298	-
Sun Capital Real Estate Fund (''SCA3'')	-	-	209	-	6,899	-	(295)	-	6,813	-
Sun Capital Select Equity Fund (''SCA 4'')	-	-	-	-	5,038	-	(638)	-	4,400	-
Sun Capital Blue Chip Mid-Cap Fund (''SCA 5'')	-	-	368	-	26,055	-	(857)	-	25,566	-
Sun Capital Investors Foundation Fund (''SCA 6'')	-	-	-	-	1,365	-	(14)	-	1,351	-
Sun Capital Davis Venture Value Fund (''SCA7'')	-	-	181	-	4,293	-	(100)	-	4,374	-
Sun Capital Davis Financial Fund (''SCA 8'')	-	-	13	-	3,760	-	(92)	-	3,681	-
Sun Capital Value Equity Fund (''SCA 9'')	-	-	550	-	20,699	-	(868)	-	20,381	-
Sun Capital Value Mid Cap Fund (''SCA'')	-	-	54	-	3,283	-	(322)	-	3,015	-
Sun Capital Value Small Cap Fund (''SCB'')	-	-	171	-	14,310	-	(545)	-	13,936	-
Sun Capital Value Managed Fund (''SCC'')	-	-	2	-	1,820	-	(82)	-	1,740	-
Sun Capital Neuberger Berman Mid Cap Value Fund
(''SCH'')	-	-	5	-	2,109	-	(91)	-	2,023	-
Sun Capital Neuberger Berman Mid Cap Growth Fund
(''SCI'')	-	-	14	-	8,046	-	(776)	-	7,284	-
VIF Dynamics Fund (''IV1'')	-	-	183	-	5,669	-	(80)	-	5,772	-
VIF Small Company Growth Fund (''IV2'')	-	-	12	-	5,589	-	(247)	-	5,354	-
VP Technology Portfolio (''AN2'')	-	-	11	-	9,480	-	(393)	-	9,098	-
VP Growth and Income Portfolio (''AN3'')	-	-	225	-	7,973	-	(154)	-	8,044	-
Fidelity VIP Index 500 Portfolio (''FL4'')	-	-	42,889	-	94,939	-	(6,133)	-	131,695	-
Fidelity VIP Money Market Portfolio (''FL5'')	-	-	176,643	-	448,517	-	(22,654)	-	602,506	-
Fidelity VIP ContrafundTM Portfolio (''FL6'')	-	-	12	-	19,289	-	(566)	-	18,735	-
Fidelity VIP Overseas Portfolio (''FL7'')	-	-	132	-	7,250	-	(103)	-	7,279	-
Fidelity VIP Growth Portfolio (''FL8'')	-	-	128	-	12,415	-	(345)	-	12,198	-


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sale of shares for each sub-account for the year ended December 31, 2001.
	Purchases	Sales
Sub-Accounts:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	$ 560,420	$ 113,620
V.I. Growth Fund (''AIM2'') .	471,641	92,885
V.I. Growth and Income Fund (''AIM3'')	747,834	129,329
V.I. International Equity Fund (''AIM4'')	917,714	57,995
V.I. Value Fund (''AIM5'')	165,064	4,986
The Alger American Fund
Growth Portfolio (''AL1'')	841,560	65,006
Income and Growth Portfolio (''AL2'')	329,707	56,253
Small Capitalization Portfolio (''AL3'')	77,235	6,354
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	182,576	34,037
CORE Small Cap Equity Fund (''GS2'')	55,285	8,251
CORE US Equity Fund (''GS3'')	192,019	9,078
Growth and Income Fund (''GS4'')	75,600	11,953
International Equity Fund (''GS5'')	209,365	57,737
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	498,395	46,423
Massachusetts Investors Trust Series (''CGS'')	1,195,285	93,649
Emerging Growth Series (''EGS'')	662,482	77,005
Government Securities Series (''GGS'')	778,903	103,436
High Yield Series (''HYS'')	367,606	65,453
Massachusetts Investors Growth Stock Series (''MIS'')	689,669	117,849
New Discovery Series (''NWD'')	505,836	46,598
Total Return Series (''TRS'')	1,344,214	257,016
Utilities Series (''UTS'')	407,752	41,376
OCC Accumulation Trust
Equity Portfolio (''OP1'')	493,996	81,550
Mid Cap Portfolio (''OP2'')	301,890	89,693
Small Cap Portfolio (''OP3'')	307,767	31,274
Managed Portfolio (''OP4'')	51,336	3,060


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued
	Purchases	Sales
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	$4,298,226	$2,941,266
Sun Capital Investment Grade Bond Fund (''SCA2'')	776,910	168,249
Sun Capital Real Estate Fund (''SCA3'')	288,062	77,035
Sun Capital Select Equity Fund (''SCA4'')	342,138	34,381
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	750,442	103,921
Sun Capital Investors Foundation Fund (''SCA6'')	138,943	7,332
Sun Capital Davis Venture Value Fund (''SCA7'')	39,016	495
Sun Capital Davis Financial Fund (''SCA8'')	33,275	751
Sun Capital Value Equity Fund (''SCA9'')	196,094	6,181
Sun Capital Value Mid Cap Fund (''SCA'')	28,819	2,571
Sun Capital Value Small Cap Fund (''SCB'')	133,437	1,747
Sun Capital Value Managed Fund (''SCC'')	16,072	729
Sun Capital Neuberger Berman Mid Cap Value Fund (''SCH'')	18,739	793
Sun Capital Neuberger Berman Mid Cap Growth Fund (''SCI'')	90,090	31,568
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund (''IV1'')	41,997	465
VIF Small Company Growth Fund (''IV2'')	41,211	955
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio (''AN2'')	66,352	2,838
VP Growth and Income Portfolio (''AN3'')	72,839	896
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio (''FL4'')	1,122,181	32,761
Fidelity VIP Money Market Portfolio (''FL5'')	7,718,851	1,576,097
Fidelity VIP ContrafundTM Portfolio (''FL6'')	172,976	4,672
Fidelity VIP Overseas Portfolio (''FL7'')	58,485	684
Fidelity VIP Growth Portfolio (''FL8'') .	100,428	1,906


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(6) Unit Values

A summary of unit values and units outstanding as of December 31, 2001, and Investment Income and Total Return percentages for the period ended December 31, 2001 are as follows:

	At December 31, 2001			For the year ended December 31, 2001**
	Units	Unit Value [lowest to highest]	Net Assets	Investment Income Ratio***	Total Return**** [lowest to highest]
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund	54,664	$7.12 to $8.95	$471,575	-%	(15.95)% to (23.73)%
V.I. Growth Fund	83,015	5.26 to 8.43	529,402	0.34	(15.67) to (34.27)
V.I. Growth and Income Fund	126,715	6.82 to 8.16	919,654	0.06	(18.41) to (23.29)
V.I. International Equity Fund	132,019	6.57 to 8.49	1,028,587	0.53	(15.14) to (23.98)
V.I. Value Fund*	18,318	8.71	159,584	0.31	(12.88)
The Alger American Fund
Growth Portfolio	115,562	7.63 to 8.72	945,983	0.22	(12.26) to (16.36)
Income and Growth Portfolio	32,445	8.64 to 11.15	323,357	0.29	(12.94) to (14.82)
Small Capitalization Portfolio	16,898	5.97 to 8.31	113,752	0.05	(16.92) to (29.93)
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund	37,138	6.33 to 8.33	267,820	0.04	(16.67) to (21.23)
CORE Small Cap Equity Fund	4,365	11.64 to 11.98	52,006	0.52	3.92 to 4.01
CORE US Equity Fund	24,945	8.27 to 8.76	210,220	0.64	(12.38) to (12.46)
Growth and Income Fund	9,336	8.50 to 8.89	79,607	0.71	(9.79) to (9.87)
International Equity Fund	34,672	7.03 to 8.15	258,927	1.64	(22.65) to (22.72)
MFS/Sun Life Series Trust
Capital Appreciation Series	51,688	7.02 to 8.24	422,377	0.38	(18.76) to (25.76)
Massachusetts Investors Trust Series	131,832	8.59 to 8.76	1,151,890	0.21	(12.37) to (16.21)
Emerging Growth Series	85,604	5.57 to 8.23	665,893	-	(21.65) to (34.96)
Government Securities Series	76,148	10.48 to 11.87	858,658	3.81	4.81 to 6.93
High Yield Series	35,060	9.43 to 9.70	335,886	6.72	(3.03) to 1.29
Massachusetts Investors Growth Stock
Series	67,463	7.20 to 8.60	567,999	0.13	(17.02) to (25.35)
New Discovery Series	43,368	9.19 to 14.38	508,749	-	(5.60) to (8.15)
Total Return Series	101,616	9.73 to 11.68	1,116,360	3.30	(2.71) to 0.02
Utilities Series	35,481	7.61 to 9.73	329,851	3.82	(23.90) to (24.78)
OCC Accumulation Trust
Equity Portfolio	86,942	9.78 to 10.73	911,814	0.48	(7.48) to (7.56)
Mid Cap Portfolio	16,855	12.73 to 15.94	260,292	0.13	5.94 to 6.03
Small Cap Portfolio	34,918	14.86 to 15.24	526,159	0.46	7.70 to 7.79
Managed Portfolio	4,392	10.32 to 10.68	45,649	0.22	(5.38) to (5.47)


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(6) Unit Values - continued
	At December 31, 2001			For the year ended December 31, 2001**
	Units	Unit Value [lowest to highest]	Net Assets	Investment Income Ratio***	Total Return**** [lowest to highest]
Sun Capital Advisers Trust
Sun Capital Money Market Fund	150,330	$10.71 to $10.99	$1,638,592	3.21%	2.98% to 3.07%
Sun Capital Investment Grade Bond Fund	67,309	10.38 to 11.60	739,912	5.98	3.75 to 6.71
Sun Capital Real Estate Fund	21,077	11.14 to 14.13	276,034	7.76	11.39 to 12.01
Sun Capital Select Equity Fund	35,742	7.71 to 9.42	327,222	0.74	(11.79) to (16.71)
Sun Capital Blue Chip Mid-Cap Fund	67,161	9.41 to 15.13	825,789	-	(3.72) to (5.93)
Sun Capital Investors Foundation Fund	18,094	8.88 to 9.56	166,101	0.46	(8.39) to (11.22)
Sun Capital Davis Venture Value Fund*	4,374	8.98	39,256	1.29	(10.24)
Sun Capital Davis Financial Fund*	3,681	9.09	33,473	-	(9.06)
Sun Capital Value Equity Fund*	20,381	8.99	183,241	1.06	(10.09)
Sun Capital Value Mid Cap Fund*	3,015	9.91	29,886	0.19	(0.86)
Sun Capital Value Small Cap Fund*	13,936	10.16	141,573	0.05	1.59
Sun Capital Value Managed Fund*	1,740	8.99	15,634	0.88	(10.13)
Sun Capital Neuberger Berman Mid Cap
Value Fund*	2,023	9.46	19,134	0.84	(5.42)
Sun Capital Neuberger Berman Mid Cap
Growth Fund*	7,284	8.09	58,956	-	(19.06)
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund*	5,772	7.70	44,460	-	(22.97)
VIF Small Company Growth Fund*	5,354	8.26	44,202	-	(17.44)
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio*	9,098	7.65	69,580	-	(23.52)
VP Growth and Income Portfolio*	8,044	9.02	72,570	-	(9.79)
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio*	131,695	8.80	1,159,303	-	(11.97)
Fidelity VIP Money Market Portfolio*	602,506	10.20	6,142,786	1.05	1.95
Fidelity VIP ContrafundTM Portfolio*	18,735	9.30	174,157	-	(7.04)
Fidelity VIP Overseas Portfolio*	7,279	8.10	58,938	-	(19.03)
Fidelity VIP Growth Portfolio*	12,198	8.42	102,742	-	(15.77)
*	The effective date of these investment options in Variable Account I is May 1, 2001.
**

No expense ratio is presented as of December 31, 2001 as all charges currently relating to Variable Account I are made directly to contract owner accounts through the redemption of units. An expense ratio represents the annualized contract expenses of the separate account, and includes only those expenses that result in a direct reduction to unit values.

***

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in the direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account I and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, AIM V.I. Value Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Goldman Sachs CORE Large Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE US Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Emerging Growth Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Series Trust New Discovery Sub-Account, MFS/Sun Life Series Trust Total Return Sub-Account, MFS/Sun Life Series Trust Utilities Sub-Account, OCC Accumulation Trust Equity Sub-Account, OCC Accumulation Trust Mid Cap Sub-Account, OCC Accumulation Trust Small Cap Sub-Account, OCC Accumulation Trust Managed Sub-Account, Sun Capital Advisers Money Market Sub-Account, Sun Capital Advisers Investment Grade Bond Sub-Account, Sun Capital Advisers Real Estate Sub-Account, Sun Capital Advisers Select Equity Sub-Account, Sun Capital Advisers Blue Chip Mid-Cap Sub-Account, Sun Capital Advisers Investors Foundation Sub-Account, Sun Capital Davis Financial Sub-Account, Sun Capital Davis Venture Value Sub-Account, Sun Capital Neuberger Berman Mid Cap Growth Sub-Account, Sun Capital Neuberger Berman Mid Cap Value Sub-Account, Sun Capital Value Equity Sub-Account, Sun Capital Value Managed Sub-Account, Sun Capital Value Mid Cap Sub-Account, Sun Capital Value Small Cap Sub-Account, Invesco VIF Dynamics Sub-Account, Invesco VIF Small Company Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth and Income Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP Index 500 Sub-Account, Fidelity VIP Money Market Sub-Account, and Fidelity VIP Overseas Sub-Account of Sun Life (U.S.) Variable Account I (the ''Sub-Accounts'') as of December 31, 2001, the related statements of operations and the statements of changes in net assets for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2001, the results of their operations and the changes in their net assets for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2002

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Revenues
Premiums and annuity considerations	$ 41	$ 45	$ 45
Net investment income	282	288	365
Net realized investment gains (losses)	24	(20)	2
Fee and other income	284	298	218

Total revenues	631	611	630

Benefits and expenses
Policyowner benefits	309	338	335
Other operating expenses	152	165	101
Amortization of deferred policy acquisition costs	121	124	68

Total benefits and expenses	582	627	504

Income (loss) from operations	49	(16)	126

Interest expense	94	45	43

Income (loss) before income tax expense and discontinued
operations	(45)	(61)	83

Income tax expense (benefit):
Federal	(26)	(62)	29
State	(1)	(2)	-

Income tax expense (benefit)	(27)	(64)	29

Net income (loss) from continuing operations before
cumulative effect of change in accounting principle	(18)	3	54

Cumulative effect of change in accounting principle, net of tax	5	-	-

Net income (loss) from continuing operations	(13)	3	54

Net loss on disposal of subsidiaries, after tax	-	-	(12)

Discontinued operations	-	-	1

Net income (loss)	$ (13)	$ 3	$ 43

The accompanying notes are an integral part of the consolidated financial statements


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in millions except share data)

December 31, 2001 and 2000
ASSETS	2001	2000
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,040 and $2,455 in 2001 and 2000, respectively)	$ 2,098	$ 2,501
Trading fixed maturities at fair value (amortized cost of $1,020 and $636 in 2001 and 2000, respectively)	1,041	648
Subordinated note from affiliate held-to-maturity (fair value of $620 and $546 in 2001 and 2000, respectively)	600	600
Short-term investments	103	112
Mortgage loans	915	846
Real estate	84	78
Policy loans	43	42
Other invested assets	67	75
Total investments	4,951	4,902

Cash and cash equivalents	180	390
Accrued investment income	64	65
Deferred policy acquisition costs	766	762
Outstanding premiums	4	3
Other assets	112	62
Separate account assets	16,233	17,874

Total assets	$ 22,310	$ 24,058

LIABILITIES

Future contract and policy benefits	$ 691	$ 715
Contractholder deposit funds and other policy liabilities	3,146	3,313
Unearned revenue	12	5
Accrued expenses and taxes	116	53
Deferred federal income taxes	99	41
Long-term debt payable to affiliates	565	565
Partnership Capital Securities	608	608
Other liabilities	108	123
Separate account liabilities	16,233	17,874

Total liabilities	21,578	23,297

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2001 and 2000	$ 6	$ 6
Additional paid-in capital	265	265
Accumulated other comprehensive income	38	39
Retained earnings	423	451

Total stockholder's equity	732	761

Total liabilities and stockholder's equity	$ 22,310	$ 24,058

The accompanying notes are an integral part of the consolidated financial statements


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

For the years ended December 31, 2001, 2000, and 1999

	2001	2000	1999

Net income	$ (13)	$ 3	$ 43
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax	(1)	31	(69)
Other comprehensive income	(1)	31	(69)

Comprehensive income	$ (14)	$ 34	$ (26)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in millions)

For the years ended December 31, 2001, 2000, and 1999
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1998	$ 6	$ 199	$ 77	$ 495	$ 777

Comprehensive income:
Net income				43	43
Dividends declared				(80)	(80)
Other comprehensive income
(loss)			(69)		(69)

Balance at December 31, 1999	6	199	8	458	671

Comprehensive income:
Net income				3	3
Dividends declared				(10)	(10)
Additional paid in capital		66			66
Other comprehensive income			31		31

Balance at December 31, 2000	6	265	39	451	761

Comprehensive income:
Net income (loss)				(13)	(13)
Dividends declared				(15)	(15)
Other comprehensive income
(loss)			(1)		(1)

Balance at December 31, 2001	$ 6	$ 265	$ 38	$ 423	$ 732

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Operating Activities:
Net income (loss) from continuing operations	$ (13)	$ 3	$ 54
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of discount and premiums	3	(1)	(1)
Depreciation and amortization	2	3	4
Net realized (gains) losses on investments	(24)	20	(2)
Net unrealized gains on trading fixed maturities	(9)	(13)	-
Interest credited to contractholder deposits	176	196	216
Deferred federal income taxes	56	(53)	15
Cumulative effect of change in accounting principle, net of tax	(5)	-	-
Cash dividends from subsidiaries	-	-	19
Changes in assets and liabilities:
Deferred acquisition costs	(17)	(83)	(88)
Accrued investment income	2	(6)	11
Other assets	(46)	15	(75)
Future contract and policy benefits	(23)	(15)	(8)
Other, net	55	39	72
Net cash provided by operating activities	157	105	217

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,251	1,002	1,241
Trading fixed maturities	379	187	-
Subsidiaries	-	-	57
Other invested assets	4	-	-
Mortgage loans	112	209	386
Real estate	10	36	3
Purchases of:
Available-for-sale fixed maturities	(823)	(738)	(615)
Trading fixed maturities	(751)	(821)	-
Subsidiaries	(5)	-	-
Other invested assets	(1)	(2)	(7)
Mortgage loans	(185)	(122)	(345)
Real estate	(16)	(15)	(2)
Changes in other investing activities, net	1	3	3
Net change in policy loans	-	(1)	2
Net change in short-term investments	9	34	156

Net cash provided by (used in) investing activities	(15)	(228)	879

The accompanying notes are an integral part of the consolidated financial statements


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,557	1,962	1,537
Withdrawals from contractholder deposit funds	(1,894)	(1,988)	(2,268)
Dividends paid to stockholder	(15)	(10)	(80)
Net cash used in financing activities	(352)	(36)	(811)

Net change in cash and cash equivalents	(210)	(160)	285

Cash and cash equivalents, beginning of year	390	550	265

Cash and cash equivalents, end of year	$ 180	$ 390	$ 550

Supplemental Cash Flow Information
Interest paid	$ 94	$ 43	$ 43
Income taxes paid	11	64	6

Non-cash Transaction

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2000, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's wholly-owned insurance subsidiary, Sun Life Insurance and Annuity Company of New York, is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts, group life and disability insurance, insurance third party administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc., is now the ultimate parent of Sun Life Assurance Company of Canada and the Company.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2001, the Company owned all of the outstanding shares of Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial Services Limited, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Vision Financial Corporation and Clarendon Insurance Agency, Inc. The results are also consolidated with Sun Life of Canada Funding, LLC, which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I, for which Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner.

Sun Life Insurance and Annuity Company of New York is engaged in the sale of individual fixed and variable annuity contracts and group life, disability insurance and stop loss contracts in its state of domicile, New York. Sun Life of Canada (U.S.) Distributors, Inc. is a registered investment adviser and broker-dealer. Sun Life Financial Services Limited serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada, an affiliate. Sun Capital Advisers, Inc. is a registered investment adviser. Sun Life of Canada (U.S.) SPE 97-I, Inc. was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I. Clarendon Insurance Agency, Inc. is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2001, Sun Benefit Services Company, Inc. was inactive. Sun Life of Canada Funding, LLC was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. Sun Life of Canada (U.S.) Limited Partnership I was established to purchase subordinated debentures issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., and to issue Partnership Capital Securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On March 12, 2001, the Company purchased Vision Financial Corporation for approximately $5.0 million and acquired approximately $1.6 million of goodwill. Vision Financial Corporation, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting. The results of operations of Vision Financial Corporation for the years ended December 31, 2001 and 2000 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. Sun Life Information Services Ireland, Limited provides information systems development services to Sun Life Assurance Company of Canada and its subsidiaries.

During 1999, the Company sold two of its subsidiaries, Massachusetts Casualty Insurance Company ("MCIC") (sold February 1999) and New London Trust F.S.B. ("NLT") (sold October 1999). MCIC is a life insurance company that issues only individual disability income policies. NLT is a federally chartered savings bank, which grants commercial, residential real estate and installment loans. The results of operations of MCIC and NLT are reported as discontinued operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2001 presentation.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums, and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of policyholder related amounts and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Other invested assets consist primarily of leveraged leases and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Also included in other assets are assets pledged as collateral for open derivative contracts (See "Derivatives" section of Note 3 of the consolidated financial statements.) Reinsurance receivables from reinsurance ceded are also included in other assets.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group life and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than deferred policy acquisition costs, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments, and are generally not chargeable with liabilities that arise from any other business of the Company.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

During 2001, the Company adopted the requirements of Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 102, "Selected Loan Loss Allowance and Documentation Issues". The adoption of SAB No. 102 had no material effect on the Company's financial position or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. The Company adopted EITF No. 99-20 in June 2001; it had no material impact on the Company's financial condition or results of operations.

In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. Adoption of this standard did not have a material effect on the Company's financial position or results of operations.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements will change the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method will be prohibited. Second, SFAS No. 142 changes the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of that Statement, which for companies with calendar year ends, will be January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 is not expected to have a material impact on the Company.

Also in July 2001, the FASB issued SFAS No. 143, "Accounting for Asset Retirement Obligations," which relates to financial accounting and reporting of obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. SFAS No. 143 is effective for financial statements issued for fiscal years beginning after June 15, 2002. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". This statement supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In September 2001, the EITF discussed Issue No. 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001" which gives accounting guidance and recommended disclosures. Following this guidance, the Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there were no material claims exposure to the Company. The national tragedy of September 11, 2001 has also had an adverse impact on the airline, hotel and hospitality businesses. Although the Company has investments associated with these industries, it has determined that there are no current recoverability issues. The Company will continue to monitor these investments to determine if any adjustments for other-than-temporary declines due to the decrease in market value are necessary.

The FASB is currently deliberating the issuance of an interpretation of SFAS No. 94, "Consolidation of All Majority-Owned Subsidiaries", to provide additional guidance to assist companies in identifying and accounting for special purpose entities ("SPEs") including when SPEs should be consolidated by the investor. The interpretation would introduce a concept that consolidation would be required by the primary beneficiary of the activities of an SPE unless the SPE can meet certain substantive independent economic substance criteria. It is not possible to determine at this time what conclusions will be included in the final interpretation; however, the result could impact the accounting treatment of these entities.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On February 11, 1999, two notes previously issued to the Company by Massachusetts Financial Services Company ("MFS"), an affiliate, were combined into a new note with a February 11, 2000 maturity date. The original notes were each issued for $110,000,000. One note was issued on February 11, 1998 at an interest rate of 6.0% and a due date of February 11, 1999. The other note was issued on December 22, 1998 at an interest rate of 5.55% and a due date of February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six-month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21,1999.

On December 31, 1998, the Company had an additional $20,000,000 investment in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

On January 14, 2000, the Company purchased two separate $100,000,000 notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100,000,000 note with an original maturity of August 11, 2003.

On February 5, 1999, the Company sold MCIC to an unaffiliated company. The net proceeds of this sale were $33,965,000. The Company realized a loss of $25,465,000 net of a $14,482,000 tax benefit.

On October 29, 1999, the Company sold NLT to an unaffiliated company for $30,254,000. The Company realized a gain of $13,170,000 after taxes of $10,186,000.

On December 22, 1999, the Company acquired twenty-eight mortgages from Sun Life Assurance Company of Canada for a total cost of $118,092,000.

On June 27, 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. The Company realized a pretax gain of $451,000 on the sale.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its ownership in all 200 shares issued and outstanding of Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital. As a result of the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. on December 21, 2000, and its ownership interest in Sun Life of Canada (U.S.) Limited Partnership I, the Company became the owner of a $600,000,000 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc. The Company also assumed the liability of the Partnership Capital Securities issued to Sun Life of Canada (U.S.) Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership Capital Securities issued of $600,010,000 accrue interest at 8.526% and have no scheduled maturity date. These Partnership Capital Securities, which represent the limited partner interest of Sun Life (U.S.) Limited Partnership I, may be redeemed on or after May 6, 2027. The Company is accounting for the acquisition of Sun life of Canada (U.S.) General Partner, Inc. using the purchase method of accounting.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statements of income for the years ended December 31, 2000 and 1999 illustrate the Company's results of operations as if the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. took place at the beginning of the year, respectively.
	Proforma	Proforma
	2000	1999

Revenues
Premiums and annuity considerations	$ 45	$ 45
Net investment income	339	420
Net realized investment gains (losses)	(20)	2
Fee and other income	298	218

Total revenues	662	685

Benefits and expenses
Policyowner benefits	338	335
Other operating expenses	165	101
Amortization of deferred policy acquisition costs	124	68

Total benefits and expenses	627	504

Income (loss) from operations	35	181

Interest expense	95	95

Income (loss) before income tax expense and discontinued
operations	(60)	86

Income tax expense (benefit):
Federal	(62)	30
State	(2)	-

Income tax expense (benefit)	(64)	30

Net income from continuing operations	4	56.0

Net loss on disposal of subsidiaries, after tax	-	(12.3)

Discontinued operations	-	1.0

Net income	$ 4	$ 44.7


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

During 2001, 2000, and 1999 the Company declared and paid dividends in the amount of $15,000,000, $10,000,000, and $80,000,000, respectively, to its parent, Sun Life of Canada (U.S.) Holdings, Inc.

The Company and its subsidiaries have management services agreements with Sun Life Assurance Company of Canada which provide that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $40,290,000 in 2001, $31,857,000 in 2000, and $30,745,000 in 1999.

The Company leases office space to Sun Life Assurance Company of Canada under lease agreements with terms expiring in September, 2005 and options to extend the terms for each of twelve successive five year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $8,773,000, $7,976,000, and $6,943,000 in 2001, 2000 and 1999, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

The Company has accrued $4,259,000 for unpaid interest on surplus notes held by an affiliate at December 31, 2001 and 2000, respectively. The Company expensed $43,266,000 for interest on these surplus notes for the years ended December 31, 2001, 2000 and 1999, respectively.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its $350,000,000 Sun Life Assurance Company of Canada subordinated note to Sun Canada Financial Co., an affiliate, in the form of additional capitalization. On the same day, Sun Canada Financial Co. transferred its ownership in the Company's surplus notes totaling $315,000,000 to Sun Life of Canada (U.S.) Holdings, Inc. in the form of a dividend. As a result, the Company had $565,000,000 of surplus notes issued to its parent, Sun Life of Canada (U.S.) Holdings Inc., as of December 31, 2000. In October 2001, Sun Life of Canada (U.S.) Holdings, Inc transferred its ownership in the Company's surplus notes totaling $565,000,000 to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The following table lists the details of the surplus notes outstanding (in 000's) owned by Sun Life Financial (U.S.) Finance, Inc.:
Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
250,000	11/06/27	8.625%
$ 565,000


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows (in 000's):
	December 31, 2001
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 111,804	$ 5,905	$ (1,113)	$ 116,596
States, provinces and political subdivisions	4,794	239	-	5,033
Mortgage-backed securities	149,138	3,735	(2,290)	150,583
Public utilities	340,386	20,167	(4,141)	356,412
Transportation	219,793	7,486	(15,348)	211,931
Finance	263,273	7,180	(2,144)	268,309
Corporate	950,496	53,665	(15,238)	988,923

Total available-for-sale fixed maturities	$ 2,039,684	$ 98,377	$ (40,274)	$ 2,097,787

Trading fixed maturities:
States, provinces and political subdivisions	$ 2,750	$ 364	$ -	$ 3,113
Mortgage-backed securities	47,067	983	(12)	48,038
Public utilities	154,402	5,381	(2,547)	157,236
Transportation	107,660	4,110	(2,790)	108,980
Finance	219,314	10,765	(1,370)	228,709
Corporate	488,980	15,704	(9,270)	495,413

Total trading fixed maturities	$ 1,020,173	$ 37,307	$ (15,989)	$ 1,041,489

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 19,656	$ -	$ 619,656

Total held-to-maturity fixed maturities	$ 600,000	$ 19,656	$ -	$ 619,656


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)
	December 31, 2000
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 183,733	$ 8,286	$ (68)	$ 191,951
States, provinces and political subdivisions	22,515	653	-	23,168
Mortgage-backed securities	123,113	2,132	(317)	124,928
Public utilities	286,744	12,805	(5,914)	293,635
Transportation	245,675	13,406	(3,821)	255,260
Finance	299,440	8,141	(5,761)	301,820
Corporate	1,293,302	52,597	(35,271)	1,310,628

Total available-for-sale fixed maturities	$ 2,454,522	$ 98,020	$ (51,152)	$2,501,390

Trading fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 500	$ 1	$ -	$ 501
Mortgage-backed securities	18,281	556	(156)	18,681
Public utilities	30,918	1,293	(243)	31,968
Transportation	97,900	3,218	(266)	100,852
Finance	159,250	5,470	(348)	164,372
Corporate	328,662	9,116	(5,975)	331,803

Total trading fixed maturities	$ 635,511	$ 19,654	$ (6,988)	$ 648,177

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ -	$ (53,888)	$ 546,112

Total held-to-maturity fixed maturities	$ 600,000	$ -	$ (53,888)	$ 546,112


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.
	December 31, 2001
	Amortized Cost	Estimated Fair Value

Maturities of available-for-sale fixed securities:
Due in one year or less	$ 248,948	$ 246,958
Due after one year through five years	537,953	551,789
Due after five years through ten years	437,668	462,069
Due after ten years	515,561	535,687
Subtotal - Maturities available-for-sale	$ 1,740,130	$ 1,796,503
Asset-backed securities	299,554	301,284
Total Available-for-sale	$ 2,039,684	$ 2,097,787

Maturities of trading fixed securities:
Due in one year or less	$ -	$ -
Due after one year through five years	324,617	330,534
Due after five years through ten years	412,623	425,677
Due after ten years	216,473	217,647
Subtotal - Maturities of trading	$ 953,713	$ 973,858
Asset-backed securities	66,460	67,631
Total Trading	$ 1,020,173	$ 1,041,489

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 619,656

Gross gains of $15,457,000, $9,056,000 and $12,496,000 and gross losses of $6,966,000, $24,018,000, and $7,646,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2001, 2000, and 1999, respectively.

Fixed maturities with an amortized cost of approximately $3,173,000 and $2,991,000 at December 31, 2001 and 2000 respectively, were on deposit with Federal and State governmental authorities as required by law.

Bonds that have been pledged to collateralize open derivative contracts at December 31, 2001 are excluded from fixed maturities and are included with other assets.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

As of December 31, 2001 and 2000, 96% and 98%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2001 and 2000, the Company incurred realized losses totaling $5,500,000 and $14,956,000 for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature. During 2001, $9,650,000 of the 2000 losses was recovered and is included in realized gains. Also in 2000, the Company stopped accruing income on its holdings of an issuer that declared bankruptcy. $417,000 and $243,000 of interest income on these holdings were not accrued during 2001 and 2000, respectively. All of the Company's securities were income producing during the year ended December 31, 1999.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure. The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows (in 000's):
	December 31,
	2001	2000

Total mortgage loans	$ 915,730	$ 846,439

Real estate:
Held-for-sale	1,490	7,483
Held for production of income	82,055	70,239
Total real estate	$ 83,545	$ 77,722

Accumulated depreciation on real estate was $16,110,000 and $14,879,000 at December 31, 2001 and 2000, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $17,933,000 and $18,165,000 at December 31, 2001 and 2000, respectively, against which there are allowances for losses of $7,140,000 and $4,675,000, respectively. During 2001 and 2000, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had fair values of $1,000,000 and $1,500,000, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows (in 000's):
	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2001
Mortgage loans	$ 4,675	$ 3,095	$ (630)	$ 7,140
Real estate	-	-	-	-

2000
Mortgage loans	$ 7,750	$ 3,837	$ (6,912)	$ 4,675
Real estate	1,723	-	(1,723)	-

Mortgage loans and real estate investments comprise the following property types and geographic regions (in 000's):
	December 31,
	2001	2000
Property Type:
Office building	$ 369,526	$ 328,976
Residential	39,254	47,805
Retail	389,972	379,326
Industrial/warehouse	190,672	153,580
Other	16,982	19,149
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):
	December 31,
	2001	2000
Geographic region:

Arizona	$ 21,221	$ 19,809
California	95,861	87,607
Colorado	8,245	8,636
Connecticut	37,208	38,401
Delaware	6,707	15,131
Florida	40,359	36,179
Georgia	71,037	46,895
Indiana	15,015	13,496
Kentucky	13,824	14,941
Louisiana	15,221	7,639
Maryland	19,730	20,849
Massachusetts	116,962	98,377
Michigan	44,549	45,948
Nevada	3,891	5,308
New Jersey	24,047	16,653
New York	88,812	69,529
North Carolina	14,889	11,009
Ohio	29,137	35,966
Oregon	8,131	6,439
Pennsylvania	122,275	132,615
Tennessee	15,345	12,889
Texas	29,071	22,380
Utah	18,179	11,171
Virginia	27,840	20,911
Washington	62,439	60,560
All other	56,411	69,498
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001, scheduled mortgage loan maturities were as follows (000's):
2002	$ 50,312
2003	28,465
2004	47,272
2005	89,257
2006	56,351
Thereafter	644,073
Total	$ 915,730

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $39,800,000 and $45,119,000 at December 31, 2001 and 2000, respectively.

During 2000, the Company sold commercial mortgage loans in a securitization transaction. In the transaction, the Company retained servicing responsibilities, a Class B and a Class I interest only certificate. The Class B certificate is a subordinated interest. The Company receives annual servicing fees, before expenses, of 0.1 percent of the outstanding balance and rights to future cash flows arising after the investors in the securitization trust have received the return for which they contracted. The investors in the securitization trust have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interest is subject to credit, and interest rate risk on the transferred financial assets. The Company recognized a pretax gain of $763,000 on the securitization transaction.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:
	Class B	Class I
Prepayment speed	0	0
Weighted average life in years	7.25	4.54
Expected credit losses	0	0
Residual cash flows discount rate	7.798	8.844
Treasury rate interpolated for average life	4.97	4.96
Spread over treasuries	2.83%	3.88%
Duration in years	5.201	3.611


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows (in 000's):
	Commercial Mortgages
	Class B	Class I
Carrying amount of retained
interests	$ 15,636	$ 9,333
Fair value of retained interests	15,885	8,913
Weighted average life in years	9.419	3.900

Expected Credit Losses
Impact on fair value of .025% of adverse change	0	0
Impact on fair value of 20% of adverse change	0	0

Residual Cash flows Discount Rate
Impact on fair value of 10% of adverse change	15,328	8,682
Impact on fair value of 20% of adverse change	14,800	8,465

The total principal amount of the commercial mortgage loans was $173,655,000 at December 31, 2001, none of which were 60 days or more past due. There were no net credit losses incurred relating to the commercial mortgage loans at the date of the securitization and at December 31, 2001.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2001 and 2000. As of December 31, 2001 and 2000, the Company had received no collateral for securities on loan. The income resulting from this program was $126,000, $48,000 and $37,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements (in 000's):


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

	Year ended December 31,
	2001	2000
Lease contract receivable	$ 68,418	$ 57,623
Less: non-recourse debt	(36,096)	(57,607)
Net Receivable	32,322	16
Estimated value of leased assets	21,420	41,150
Less: unearned and deferred income	(18,231)	(6,718)
Investment in leveraged leases	35,511	34,448
Less: fees	(212)	(88)
Net investment in leveraged leases	$ 35,299	$ 34,360

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations. Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

In 2000, the Company launched a new guaranteed investment contract program. The purpose of the program was to increase market place and interest for these products. Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps. The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the note.

The net increase (decrease) in net investment income related to swaps was ($23,493,000), $166,000, and ($2,513,000) for the years ended December 31, 2001, 2000 and 1999, respectively. The Company did not employ hedge accounting treatment in 2001, 2000 and 1999. As a result, the unrealized gains and losses were realized immediately in those years.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The Company recognized gross realized gains on derivatives of $10,173,000, $3,924,000, and $4,735,000 in 2001, 2000, and 1999, respectively, as well as gross realized losses of $8,912,000, $1,156,000, and $1,789,000 during 2001, 2000, and 1999, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2001 and 2000, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral that is required is determined by agreed upon thresholds with the counterparties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2001, $32,900,000 of fixed maturities was pledged as collateral and is included in other assets. No collateral was pledged at December 31, 2000.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option. The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows (in 000's):

	Outstanding at December 31, 2001
	Notional
	Principal	Unrealized Gain
	Amounts	(Loss)

Interest rate swaps	$1,327,496
$        (73,495)

Currency swaps	697,557	(22,918)
Equity swaps	259,607	(34,008)
Equity index options	1,428,323	81,000

Total	$3,712,983	(49,421)
	Outstanding at December 31, 2000
	Notional Principal Amounts	Unrealized Gain (Loss)

Interest rate swaps	$1,308,496
$        (40,432)

Currency swaps	370,554	1,839
Equity swaps	162,576	(16,883)

Total	$1,841,626	$ (55,476)


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001 and 2000, the unrealized gains (losses) on derivatives are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):
	2001	2000	1999

Fixed maturities	$ 29,694	$ (14,962)	$ 4,846
Mortgage and other loans	(2,557)	2,057	1,981
Real estate	1,150	5,211	(742)
Derivative instruments	1,261	2,768	2,945
Short term investments	196	(22)	4
Write-down of fixed maturities	(6,050)	(14,956)	(6,689)
Total	$ 23,694	$ (19,904)	$ 2,345

5. NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

	2001	2000	1999

Fixed maturities	$ 320,810	$ 265,608	$ 254,390
Equity securities	-	-	(33)
Mortgage and other loans	73,050	77,807	90,638
Real estate	5,961	8,868	6,829
Policy loans	2,967	3,047	3,172
Derivatives	(127,322)	(66,773)	17,671
Other	10,802	4,664	(1,416)
Gross investment income	286,268	293,221	371,251
Less: Investment expenses	3,706	5,510	6,273
Net investment income	$ 282,562	$ 287,711	$ 364,978


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107 "Disclosure about Fair Value of Financial Instruments" excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 (in 000's):

	December 31, 2001		December 31, 2000
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 180,141	$ 180,141	$ 390,049	$ 390,049
Fixed maturities	3,739,277	3,739,277	3,749,567	3,695,679
Short-term investments	103,296	103,296	112,077	112,077
Mortgages	915,730	977,857	846,439	886,384
Derivatives	(49,421)	(49,421)	(55,476)	(55,476)
Policy loans	42,686	42,686	41,459	41,459
Other invested assets	66,771	66,771	74,551	74,551

Financial liabilities:
Guaranteed investment contracts	$ 1,320,278	$ 1,336,594	$ 1,002,865	$ 998,544
Contractholder deposit funds	1,603,391	1,591,474	2,129,758	2,090,197
Fixed annuity contracts	88,400	86,031	102,637	98,337
Interest sensitive life insurance	116,967	117,045	114,198	116,900
Long-term debt	565,000	596,218	565,000	510,962
Partnership Capital Securities	607,826	619,656	607,826	553,938


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company had several agreements with Sun Life Assurance Company of Canada, which provided that Sun Life Assurance Company of Canada would reinsure the mortality risk and certain ancillary benefits under various individual life insurance contracts sold by the Company. Under these agreements, basic death benefits and supplementary benefits were reinsured on a yearly renewable term basis and coinsurance basis, respectively. The effective dates of these agreements were June 1, 1982, November 1, 1986, and January 1, 1987. These agreements were terminated on December 31, 2000.

The Company had an agreement with an unrelated company that provided reinsurance of a small block of individual life insurance contracts on a modified coinsurance basis. This agreement was terminated on December 31, 2000.

The Company has agreements with Sun Life Assurance Company of Canada and with other unrelated companies which provide for reinsurance of certain mortality risks associated with the individual and corporate owned life insurance (COLI) contracts. These amounts are reinsured on a yearly renewable term basis.

GROUP INSURANCE

The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

7. REINSURANCE (CONTINUED):

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.

The effects of reinsurance were as follows (in 000's):
	For the Years Ended December 31,
	2001	2000	1999

Insurance premiums:
Direct	$ 43,980	$ 51,058	$ 54,662
Assumed	-	-	-
Ceded	2,971	6,255	9,595
Net premiums	$ 41,009	$ 44,803	$ 45,067

Insurance and other individual policy benefits and claims:
Direct	$ 314,750	$ 346,411	$ 342,284
Assumed	-	-	-
Ceded	5,063	8,077	7,433
Net policy benefits and claims	$ 309,687	$ 338,334	$ 334,851

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS:

PENSION PLAN

The Company and its subsidiaries participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2001, 2000, and 1999 (in 000's):
	Year ended December 31,
	2001	2000	1999
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 109,675	$ 99,520	$ 110,792

Service cost	5,968	5,242	5,632

Interest cost	8,698	7,399	6,952

Actuarial loss (gain)	20,089	579	(21,480)

Benefits paid	(3,825)	(3,065)	(2,376)
Projected benefit obligation at end of year	$ 140,605	$ 109,675	$ 99,520
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 163,204	$ 158,271	$ 151,575
Actual return on plan assets	17,888	8,218	9,072
Benefits paid	(3,825)	(3,285)	(2,376)
Fair value of plan assets at end of year	$ 177,267	$ 163,204	$ 158,271

Funded status	$ 36,662	$ 53,529	$ 58,752
Unrecognized net actuarial loss	5,341	(12,620)	(20,071)
Unrecognized transition obligation	(18,766)	(20,561)	(22,617)
Unrecognized prior service cost	5,922	6,501	7,081
Prepaid benefit cost	$ 29,159	$ 26,849	$ 23,145


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2001, 2000, and 1999 (in 000's).
	Year Ended December 31,
	2001	2000	1999

Components of net periodic benefit cost:
Service cost	$ 5,968	$ 5,242	$ 5,632

Interest cost	8,698	7,399	6,952

Expected return on plan assets	(14,502)	(13,723)	(12,041)

Amortization of transition obligation asset	(2,093)	(2,056)	(2,056)

Amortization of prior service cost	580	580	580

Recognized net actuarial gain	(492)	(1,146)	(554)
Net periodic benefit cost	$ (1,841)	$ (3,704)	$ (1,487)
The Company's share of net periodic benefit cost	$ 1,006	$ 805	$ 736

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.0% for the year ended December 31, 2001. The assumed weighted average discount rate for 2000 and 1999 was 7.5%. The expected return on plan assets for 2001, 2000 and 1999 was 8.75% and the assumed rate of compensation increase for 2001, 2000 and 1999 was 4.50%.

The Company and certain subsidiaries also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $462,000, $354,000 and $284,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company and certain subsidiaries provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2001, 2000, and 1999 (in 000's).


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):
	Year Ended December 31,
	2001	2000	1999
Change in benefit obligation:
Benefit obligation at beginning of year	$ 17,085	$ 12,217	$ 10,419

Service cost	624	529	413

Interest cost	1,296	1,139	845

Actuarial loss	10,956	3,665	1,048

Benefits paid	(792)	(465)	(508)
Benefit obligation at end of year	$ 29,169	$ 17,085	$ 12,217

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -	$ -
Employer contributions	792	465	508
Benefits paid	(792)	(465)	(508)
Fair value of plan assets at end of year	$ -	$ -	$ -

Funded Status	$ (29,169)	$ (17,085)	$ (12,217)
Unrecognized net actuarial loss	15,738	4,914	1,469
Unrecognized transition obligation	50	95	140
Prepaid (accrued) benefit cost	$ (13,381)	$ (12,076)	$ (10,608)


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2001, 2000, and 1999 (in 000's).

	2001	2000	1999

Components of net periodic benefit cost
Service cost	$ 624	$ 529	$ 413

Interest cost	1,296	1,139	845

Amortization of transition obligation(asset)	45	45	45

Recognized net actuarial loss (gain)	381	219	164
Net periodic benefit cost	$ 2,346	$ 1,932	$ 1,467

The Company's share of net periodic benefit cost	$ 256	$ 219	$ 185

In order to measure the postretirement benefit obligation at December 31, 2001 the Company assumed a 16.0% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). In addition, medical cost inflation is assumed to be 12% in 2002 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $6.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $465,000. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $5.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $369,000. The assumed weighted average discount rate used in determining the postretirement benefit obligation was 7.0% for 2001 and 7.5% for 2000 and 1999.

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31, 2001, 2000 and 1999 was as follows (in 000's):

	2001	2000	1999
Federal income tax expense (benefit):
Current	$(81,820)	$(8,536)	$18,570
Deferred	58,498	(53,145)	10,210

Total	$(23,322)	$(61,681)	$28,780


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:
	2001	2000	1999

Expected federal income tax expense	$(13,435)	$(21,455)	$28,969
Low income housing credit	(6,138)	(5,805)	(6,348)
Additional tax provision	(4,200)	(35,897)	6,851
Other	451	1,476	(692)

Federal income tax expense	$(23,322)	$(61,681)	$28,780

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2001 and 2000 were as follows (in 000's):
	2001	2000

Deferred tax assets:
Actuarial liabilities	$ 92,323	$ 177,709
Other	38,870	845
Total deferred tax assets	$ 131,193	$ 178,554

Deferred tax liabilities:
Deferred policy acquisition costs	(181,647)	(189,447)
Investments, net	(48,710)	(30,513)
Total deferred tax liabilities	$ (230,357)	$ (219,960)

Net deferred tax liabilities	$ (99,164)	$ (41,406)


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):
	2001	2000

Balance at January 1	$ 20,574	$ 17,755
Less reinsurance recoverables	(5,067)	(4,036)
Net balance at January 1	15,507	13,719
Incurred related to:
Current year	11,354	10,670
Prior years	(786)	(14)
Total incurred	10,568	10,656
Paid losses related to:
Current year	(5,446)	(5,473)
Prior years	(3,092)	(3,395)
Total paid	(8,538)	(8,868)

Net balance at December 31	23,615	20,574
Less reinsurance recoverables	(6,078)	(5,067)
Balance at December 31	$ 17,537	$ 15,507

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the deferred policy acquisition costs (in 000's):
	2001	2000
Balance at January 1	$ 761,988	$ 686,278
Acquisition costs deferred	137,879	206,869
Amortized to expense during the year	(120,733)	(123,832)
Adjustment for unrealized investment gains (losses) during the year	(13,418)	(7,327)
Balance at December 31	$ 765,716	$ 761,988

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Net investment income is allocated based on segmented assets by line of business.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering guaranteed investment contracts to unrelated third parties in overseas markets during the second quarter of 2000. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life and long-term disability insurance to small and mid-size employers in the State of New York.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments (in 000's):

      	Year ended December 31, 2001
			Pretax
	Total	Total	Income	Net Operating	Total
	Revenues	Expenditures	(Loss)	Income (Loss)	Assets

Wealth Management	$ 494,231	$ 527,615	$ (30,855)	$ (11,795)	$ 20,281,474
Individual Protection	32,345	28,383	3,962	3,443	1,685,589
Group Protection	19,407	15,930	3,477	2,641	38,105
Corporate	85,322	104,692	(21,899)	(12,170)	304,570
Total	$ 631,305	$ 676,620	$ (45,315)	$ (17,881)	$ 22,309,738

	Year ended December 31, 2000

Wealth Management	$ 533,517	$ 556,864	$ (23,347)	$ (6,911)	$ 22,094,736
Individual Protection	44,206	44,477	(271)	(176)	1,242,549
Group Protection	17,194	15,350	1,844	1,199	30,514
Corporate	15,552	55,025	(39,473)	8,419	689,869
Total	$ 610,469	$ 671,716	$ (61,247)	$ 2,531	$ 24,057,668

	Year ended December 31, 1999

Wealth Management	$ 563,836	$ 460,788	$ 103,048	$ 73,002	$ 20,911,529
Individual Protection	17,625	18,001	(376)	198	302,100
Group Protection	16,415	15,541	874	568	27,286
Corporate	31,996	52,731	(20,735)	(20,036)	243,998
Total	$ 629,872	$ 547,061	$ 82,811	$ 53,732	$ 21,484,913

13. REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently. The statutory financials are not prepared on a consolidated basis.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

13. REGULATORY FINANCIAL INFORMATION (CONTINUED):

The Company's statutory surplus and net income (loss) are as follows (in 000's):

	Year ended December 31,
	2001	2000	1999

Statutory surplus and capital
$     769,520
		$ 940,335	$ 886,342
Statutory net (loss) income	$ (137,139)	$ (236)	$ 90,358

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware. Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Insurance Commissioner of the State of Delaware.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), of $25,924,000 as of January 1, 2001. This adjustment is due to $25,454,000 of net deferred tax assets established as of January 1, 2001 offset by an increase of $470,000 in the valuation of the Company's obligation for postretirement benefits other than pensions ("PBOP") on a NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company and its insurance subsidiary's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and Sun Life Insurance and Annuity Company of New York. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance. Dividends in the amounts of $15,000,000, $10,000,000 and $80,000,000 were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2001, 2000, and 1999, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. No dividends were paid during 2001. Dividends in the amount of $4,700,000 and $6,500,000 were declared and paid during 2000 and 1999, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters beyond the ordinary course of business that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million. There are 14 banks in the syndicate of lenders, which is led by Chase Bank, New York. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements. One line of credit terminates October 2002, the other in October 2003. As of December 31, 2001, no amounts have been borrowed.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2001, minimum future lease payments under such leases are as follows (in 000's):

2002	$ 1,924
2003	294
2004	196
Total	$ 2,414

Total rental expense for the years ended December 31, 2001, 2000 and 1999 was $6,936,000, $5,002,000, and $4,656,000, respectively.

16. DISCONTINUED OPERATIONS

During 1999, the Company discontinued its individual disability segment and its banking and trust segment. These segments were composed of Massachusetts Casualty Insurance Company ("MCIC") and New London Trust, F.S.B. ("NLT"), which were both sold during 1999 to separate, unaffiliated parties. Net proceeds on the sale of MCIC were approximately $33,965,000 and the Company realized a net loss after taxes of $25,465,000. Net proceeds on the sale of NLT were approximately $30,000,000; the Company realized a net gain after taxes of $13,170,000. Immediately before the sale date of NLT, the Company received a $19 million dividend distribution from NLT.

There were no results from discontinued operations in 2001 and 2000. Income from discontinued operations for the year ended December 31, 1999 were as follows (in 000's):
1999
Revenue	$ 22,667
Expenses	21,430
Provision for income taxes	203
Income from discontinued operations	$ 1,034


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, comprehensive income, stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 15, 2002


Appendix A

Glossary of Policy Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Value with respect to a Policy.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the policy date.

Attained Age-With respect to an Insured, the Insured's Issue Age plus the number of completed Policy Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Policy Debt.

Class-The risk and underwriting classification of an Insured.

Daily Risk Percentage-The daily rate for deduction of the Mortality and Expense Risk Charge.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

Effective Date of Coverage-Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-A percentage charge deducted from each premium payment.

Fixed Account Value-The portion of the Account Value funded by the assets of our general account.

Fund-A mutual fund portfolio in which a Sub-Account invests.

Initial Premium-The initial premium amount specified in your Policy.

Insured-The person on whose life a Policy is issued.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Initial Premium.

Issue Age-With respect to an Insured, the age as of the Insured's birthday nearest the policy date.

Issue Date-The date we produce a Policy from our system as specified in the Policy.

Maturity-The Anniversary on which the younger Insured is Attained Age 100.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the policy date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Face Amount Charge-A deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value in the Sub-Accounts for the mortality and expense risk we assume by issuing the Policy. This annual rate is converted to a daily rate, the Daily Risk Percentage, and deducted from the Unit values of the Sub-Accounts on a daily basis.

Policy Application-The application for a Policy, a copy of which is attached to and incorporated in the Policy.

Policy Debt-The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month-A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy which is payable at the death of the last Insured to die prior to the Maturity date. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any Unpaid Policy Charges, and increased by the amounts payable under any supplemental benefits.

Policy Year-A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

Principal Office-Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

Specified Face Amount-The amount of life insurance coverage you request as specified in your Policy.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Unpaid Policy Charges-The amounts by which the Monthly Face Amount Charges plus the Monthly Costs of Insurance plus the Policy Debt exceed the Account Value.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account I.

Appendix B

Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C
Sample Hypothetical Illustrations
Hypothetical Illustrations of Cash Surrender Values, Account Values and Death Benefits

The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e. investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12% over the periods indicated.

The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts, if the actual rates of return average 0%, 6% or 12%, but the rates for each Fund varied above and below the averages.

The amounts shown for the death benefits and the Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth below. These include the Expense Charge Applied to Premium, the Daily Risk Percentage Charge charged against the Variable Account Value for mortality and expense risks, the Monthly Face Amount Charge and the Monthly Cost of Insurance. The Expense Charge Applied to Premium is deducted as a sales load and for our federal, state and local tax obligations. In the first Policy Year, the Expense Charge Applied to Premium is 10% of premiums up to an amount specified in the policy. The charge on premiums in excess of the amount specified is currently 5.25% and is guaranteed not to exceed 7.25%. The charge we will deduct from premiums in Policy Years 2 and after is 5.25% and is guaranteed not to exceed 7.25%. The Daily Risk Percentage Charge is an annual effective rate of .050%.

The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of .89% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than .89%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the Fund prospectuses for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -.1.39%, 4.61% and 10.61% respectively.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and Cash Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested, after taxes, at 5% per year, compounded annually.

We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming policy charges at their maximum, we will furnish a table assuming current policy charges.


TABLE 1

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male, Preferred, Age 55, Nontobacco; and Female, Standard, Age 55, Nontobacco

$1,000,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 10,000.00

DEATH BENEFIT OPTION A

CURRENT POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.39%			Net 4.61%			Net 10.61%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	10,500	0	7,932	1,000,000	0	8,441	1,000,000	0	8,952	1,000,000
2	21,525	0	16,170	1,000,000	0	17,715	1,000,000	0	19,323	1,000,000
3	33,101	2,459	24,235	1,000,000	5,581	27,357	1,000,000	8,957	30,733	1,000,000
4	45,256	13,044	32,098	1,000,000	18,295	37,349	1,000,000	24,204	43,258	1,000,000
5	58,019	23,385	39,717	1,000,000	31,333	47,665	1,000,000	40,640	56,972	1,000,000
6	71,420	33,561	47,171	1,000,000	44,787	58,397	1,000,000	58,472	72,082	1,000,000
7	85,491	42,146	54,395	1,000,000	57,248	69,497	1,000,000	76,420	88,669	1,000,000
8	100,266	50,495	61,383	1,000,000	70,086	80,974	1,000,000	95,995	106,883	1,000,000
9	115,779	58,623	68,150	1,000,000	83,332	92,859	1,000,000	117,389	126,916	1,000,000
10	132,068	66,532	74,698	1,000,000	97,004	105,170	1,000,000	140,795	148,961	1,000,000
11	149,171	75,106	81,911	1,000,000	112,039	118,844	1,000,000	167,384	174,189	1,000,000
12	167,130	83,370	88,814	1,000,000	127,505	132,949	1,000,000	196,476	201,920	1,000,000
13	185,986	91,292	95,375	1,000,000	143,394	147,477	1,000,000	228,320	232,403	1,000,000
14	205,786	98,797	101,519	1,000,000	159,652	162,374	1,000,000	263,157	265,879	1,000,000
15	226,575	105,896	107,257	1,000,000	176,311	177,672	1,000,000	301,340	302,701	1,000,000
16	248,404	112,533	112,533	1,000,000	193,341	193,341	1,000,000	343,211	343,211	1,000,000
17	271,324	117,276	117,276	1,000,000	209,338	209,338	1,000,000	387,789	387,789	1,000,000
18	295,390	121,415	121,415	1,000,000	225,621	225,621	1,000,000	436,874	436,874	1,000,000
19	320,660	124,861	124,861	1,000,000	242,138	242,138	1,000,000	490,966	490,966	1,000,000
20	347,193	127,507	127,507	1,000,000	258,820	258,820	1,000,000	550,642	550,642	1,000,000
21	375,052	129,222	129,222	1,000,000	275,584	275,584	1,000,000	616,570	616,570	1,000,000
22	404,305	129,852	129,852	1,000,000	292,330	292,330	1,000,000	689,537	689,537	1,000,000
23	435,020	129,214	129,214	1,000,000	308,942	308,942	1,000,000	770,483	770,483	1,000,000
24	467,271	127,091	127,091	1,000,000	325,285	325,285	1,000,000	860,543	860,543	1,000,000
25	501,135	123,243	123,243	1,000,000	341,214	341,214	1,000,000	961,100	961,100	1,009,155
26	536,691	117,397	117,397	1,000,000	356,574	356,574	1,000,000	1,072,760	1,072,760	1,126,398
27	574,026	109,250	109,250	1,000,000	371,200	371,200	1,000,000	1,196,029	1,196,029	1,255,830
28	613,227	98,472	98,472	1,000,000	384,922	384,922	1,000,000	1,332,074	1,332,074	1,398,678
29	654,388	84,684	84,684	1,000,000	397,560	397,560	1,000,000	1,482,174	1,482,174	1,556,283
30	697,608	67,428	67,428	1,000,000	408,893	408,893	1,000,000	1,647,726	1,647,726	1,730,112

(1) Assumes a $10,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.


TABLE 2

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male, Preferred, Age 55, Nontobacco; and Female, Standard, Age 55, Nontobacco

$1,000,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 10,000.00

DEATH BENEFIT OPTION A

GUARANTEED POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.39%			Net 4.61%			Net 10.61%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	10,500	0	7,886	1,000,000	0	8,394	1,000,000	0	8,903	1,000,000
2	21,525	0	15,814	1,000,000	0	17,339	1,000,000	0	18,927	1,000,000
3	33,101	1,724	23,500	1,000,000	4,785	26,561	1,000,000	8,099	29,875	1,000,000
4	45,256	11,869	30,923	1,000,000	16,994	36,048	1,000,000	22,768	41,822	1,000,000
5	58,019	21,725	38,057	1,000,000	29,451	45,783	1,000,000	38,510	54,842	1,000,000
6	71,420	31,257	44,867	1,000,000	42,129	55,739	1,000,000	55,406	69,016	1,000,000
7	85,491	39,064	51,313	1,000,000	53,633	65,882	1,000,000	72,174	84,423	1,000,000
8	100,266	46,449	57,337	1,000,000	65,273	76,161	1,000,000	90,249	101,137	1,000,000
9	115,779	53,335	62,862	1,000,000	76,976	86,503	1,000,000	109,699	119,226	1,000,000
10	132,068	59,629	67,795	1,000,000	88,648	96,814	1,000,000	130,586	138,752	1,000,000
11	149,171	66,186	72,991	1,000,000	101,176	107,981	1,000,000	153,998	160,803	1,000,000
12	167,130	71,931	77,375	1,000,000	113,508	118,952	1,000,000	179,109	184,553	1,000,000
13	185,986	76,752	80,835	1,000,000	125,528	129,611	1,000,000	206,030	210,113	1,000,000
14	205,786	80,530	83,252	1,000,000	137,111	139,833	1,000,000	234,896	237,618	1,000,000
15	226,575	83,114	84,475	1,000,000	148,100	149,461	1,000,000	265,849	267,210	1,000,000
16	248,404	84,293	84,293	1,000,000	158,275	158,275	1,000,000	299,022	299,022	1,000,000
17	271,324	82,345	82,345	1,000,000	165,912	165,912	1,000,000	333,126	333,126	1,000,000
18	295,390	78,401	78,401	1,000,000	172,122	172,122	1,000,000	369,763	369,763	1,000,000
19	320,660	71,893	71,893	1,000,000	176,338	176,338	1,000,000	409,019	409,019	1,000,000
20	347,193	62,235	62,235	1,000,000	177,965	177,965	1,000,000	451,102	451,102	1,000,000
21	375,052	48,790	48,790	1,000,000	176,343	176,343	1,000,000	496,347	496,347	1,000,000
22	404,305	30,839	30,839	1,000,000	170,717	170,717	1,000,000	545,249	545,249	1,000,000
23	435,020	7,574	7,574	1,000,000	160,220	160,220	1,000,000	598,521	598,521	1,000,000
24	467,271	*	*	*	143,835	143,835	1,000,000	657,151	657,151	1,000,000
25	501,135	*	*	*	120,230	120,230	1,000,000	722,440	722,440	1,000,000
26	536,691	*	*	*	87,582	87,582	1,000,000	796,115	796,115	1,000,000
27	574,026	*	*	*	43,409	43,409	1,000,000	880,552	880,552	1,000,000
28	613,227	*	*	*	*	*	*	978,884	978,884	1,027,828
29	654,388	*	*	*	*	*	*	1,088,757	1,088,757	1,143,194
30	697,608	*	*	*	*	*	*	1,209,096	1,209,096	1,269,550

*Policy terminates unless additional premiums are paid.

(1) Assumes a $10,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.


TABLE 3

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male, Preferred, Age 55, Nontobacco; and Female, Standard, Age 55, Nontobacco

$1,000,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 12,000.00

DEATH BENEFIT OPTION B

CURRENT POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.39%			Net 4.61%			Net 10.61%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	12,600	0	9,800	1,009,800	0	10,424	1,010,424	0	11,048	1,011,048
2	25,830	0	19,880	1,019,880	0	21,770	1,021,770	0	23,736	1,023,736
3	39,722	7,984	29,760	1,029,760	11,802	33,578	1,033,578	15,931	37,707	1,037,707
4	54,308	20,354	39,408	1,039,408	26,778	45,832	1,045,832	34,006	53,060	1,053,060
5	69,623	32,449	48,781	1,048,781	42,173	58,505	1,058,505	53,558	69,890	1,069,890
6	85,704	44,347	57,957	1,057,957	58,085	71,695	1,071,695	74,827	88,437	1,088,437
7	102,589	54,621	66,870	1,066,870	73,104	85,353	1,085,353	96,558	108,807	1,108,807
8	120,319	64,622	75,510	1,075,510	88,597	99,485	1,099,485	120,291	131,179	1,131,179
9	138,935	74,365	83,892	1,083,892	104,601	114,128	1,114,128	146,251	155,778	1,155,778
10	158,481	83,850	92,016	1,092,016	121,132	129,298	1,129,298	174,670	182,836	1,182,836
11	179,006	93,953	100,758	1,100,758	139,118	145,923	1,145,923	206,739	213,544	1,213,544
12	200,556	103,694	109,138	1,109,138	157,623	163,067	1,163,067	241,811	247,255	1,247,255
13	223,184	113,037	117,120	1,117,120	176,627	180,710	1,180,710	280,158	284,241	1,284,241
14	246,943	121,893	124,615	1,124,615	196,056	198,778	1,198,778	322,030	324,752	1,324,752
15	271,890	130,269	131,630	1,131,630	215,931	217,292	1,217,292	367,802	369,163	1,369,163
16	298,084	138,103	138,103	1,138,103	236,199	236,199	1,236,199	417,812	417,812	1,417,812
17	325,589	143,946	143,946	1,143,946	255,421	255,421	1,255,421	471,049	471,049	1,471,049
18	354,468	149,075	149,075	1,149,075	274,877	274,877	1,274,877	529,261	529,261	1,529,261
19	384,791	153,387	153,387	1,153,387	294,459	294,459	1,294,459	592,857	592,857	1,592,857
20	416,631	156,756	156,756	1,156,756	314,033	314,033	1,314,033	662,263	662,263	1,662,263
21	450,063	159,032	159,032	1,159,032	333,429	333,429	1,333,429	737,921	737,921	1,737,921
22	485,166	160,041	160,041	1,160,041	352,445	352,445	1,352,445	820,295	820,295	1,820,295
23	522,024	159,579	159,579	1,159,579	370,835	370,835	1,370,835	909,862	909,862	1,909,862
24	560,725	157,415	157,415	1,157,415	388,309	388,309	1,388,309	1,007,120	1,007,120	2,007,120
25	601,361	153,300	153,300	1,153,300	404,545	404,545	1,404,545	1,112,594	1,112,594	2,112,594
26	644,030	146,968	146,968	1,146,968	419,184	419,184	1,419,184	1,226,849	1,226,849	2,226,849
27	688,831	138,143	138,143	1,138,143	431,835	431,835	1,431,835	1,350,491	1,350,491	2,350,491
28	735,873	126,546	126,546	1,126,546	442,083	442,083	1,442,083	1,484,186	1,484,186	2,484,186
29	785,266	111,893	111,893	1,111,893	449,486	449,486	1,449,486	1,628,661	1,628,661	2,628,661
30	837,129	93,860	93,860	1,093,860	453,534	453,534	1,453,534	1,784,675	1,784,675	2,784,675

(1) Assumes a $12,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.


TABLE 4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

FUTURITY SURVIVORSHIPVARIABLE UNIVERSAL LIFE INSURANCE

Male, Preferred, Age 55, Nontobacco; and Female, Standard, Age 55, Nontobacco

$1,000,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 12,000.00

DEATH BENEFIT OPTION B

GUARANTEED POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.39%			Net 4.61%			Net 10.61%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	12,600	0	9,715	1,009,715	0	10,334	1,010,334	0	10,954	1,010,954
2	25,830	0	19,444	1,019,444	0	21,306	1,021,306	0	23,244	1,023,244
3	39,722	7,126	28,902	1,028,902	10,868	32,644	1,032,644	14,918	36,694	1,036,694
4	54,308	19,010	38,064	1,038,064	25,281	44,335	1,044,335	32,342	51,396	1,051,396
5	69,623	30,570	46,902	1,046,902	40,029	56,361	1,056,361	51,115	67,447	1,067,447
6	85,704	41,767	55,377	1,055,377	55,084	68,694	1,068,694	71,337	84,947	1,084,947
7	102,589	51,195	63,444	1,063,444	69,046	81,295	1,081,295	91,744	103,993	1,103,993
8	120,319	60,149	71,037	1,071,037	83,216	94,104	1,094,104	113,788	124,676	1,124,676
9	138,935	68,544	78,071	1,078,071	97,509	107,036	1,107,036	137,544	147,071	1,147,071
10	158,481	76,276	84,442	1,084,442	111,814	119,980	1,119,980	163,074	171,240	1,171,240
11	179,006	84,186	90,991	1,090,991	126,990	133,795	1,133,795	191,453	198,258	1,198,258
12	200,556	91,184	96,628	1,096,628	141,957	147,401	1,147,401	221,824	227,268	1,227,268
13	223,184	97,145	101,228	1,101,228	156,560	160,643	1,160,643	254,253	258,336	1,258,336
14	246,943	101,935	104,657	1,104,657	170,631	173,353	1,173,353	288,801	291,523	1,291,523
15	271,890	105,391	106,752	1,106,752	183,962	185,323	1,185,323	325,503	326,864	1,326,864
16	298,084	107,290	107,290	1,107,290	196,265	196,265	1,196,265	364,328	364,328	1,364,328
17	325,589	105,889	105,889	1,105,889	205,719	205,719	1,205,719	403,715	403,715	1,403,715
18	354,468	102,330	102,330	1,102,330	213,362	213,362	1,213,362	444,964	444,964	1,444,964
19	384,791	96,045	96,045	1,096,045	218,491	218,491	1,218,491	487,639	487,639	1,487,639
20	416,631	86,490	86,490	1,086,490	220,392	220,392	1,220,392	531,274	531,274	1,531,274
21	450,063	73,126	73,126	1,073,126	218,312	218,312	1,218,312	575,349	575,349	1,575,349
22	485,166	55,405	55,405	1,055,405	211,448	211,448	1,211,448	619,275	619,275	1,619,275
23	522,024	32,802	32,802	1,032,802	198,975	198,975	1,198,975	662,414	662,414	1,662,414
24	560,725	4,805	4,805	1,004,805	180,036	180,036	1,180,036	704,068	704,068	1,704,068
25	601,361	*	*	*	153,627	153,627	1,153,627	743,356	743,356	1,743,356
26	644,030	*	*	*	118,494	118,494	1,118,494	779,094	779,094	1,779,094
27	688,831	*	*	*	73,129	73,129	1,073,129	809,768	809,768	1,809,768
28	735,873	*	*	*	15,715	15,715	1,015,715	833,464	833,464	1,833,464
29	785,266	*	*	*	*	*	*	847,885	847,885	1,847,885
30	837,129	*	*	*	*	*	*	850,653	850,653	1,850,653

*Policy terminates unless additional premiums are paid.

(1) Assumes a $12,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

You can review and copy the complete registration statement which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 1-800-SEC-0330. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.


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PRE-SUBSTITUTION SUPPLEMENT DATED MAY 1, 2002

TO

PROSPECTUS DATED MAY 1, 2002

FOR

FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Proposed Substitutions of Funds

On December 27, 2001, Sun Life Assurance Company of Canada (U.S.)("the Company" or "Sun Life of Canada (U.S.)") filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain investment portfolios of Alger American Fund ("Alger") currently held by Sun Life of Canada (U.S.) Variable Account I for shares of certain investment portfolios of Sun Capital Advisers Trust ("Sun Capital"). To the extent required by law, approvals of such substitutions will also be obtained from the state insurance regulators in certain jurisdictions. If such approvals are granted, the Alger American Growth Portfolio, Alger American Income & Growth Portfolio and Alger American Small Capitalization Portfolio will no longer be available investment options under your policy.

Effect of the Substitutions

The effect of the substitutions would be to replace the portfolios of Alger shown in Column I with the corresponding portfolios of Sun Capital shown in Column II:
Column I (Replaced Funds)	Column II (Substitute Funds)
Alger American Growth Portfolio	SC Alger Growth Fund*
Alger American Income & Growth Portfolio	SC Alger Income & Growth Fund*
Alger American Small Capitalization Portfolio	SC Alger Small Capitalization Fund*

*Available for investment on May 1, 2002.

The Alger Replaced Funds have similar investment objectives to their respective Substitute Funds. Policy owners and prospective purchasers should carefully read the Sun Capital prospectus dated May 1, 2002.

The advisers to each of the Sun Capital Funds will also serve as subadvisers to the corresponding Substitute Funds. Sun Capital and its adviser, Sun Capital Advisers, Inc. ("SC Advisers") have received an exemptive order from the SEC permitting SC Advisers, subject to the approval of Sun Capital's board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. SC Advisers has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

With respect to the Replaced Funds, the Company will not exercise any rights reserved under your policy to impose restrictions or fees on transfers from the Replaced Funds or Substitute Funds until at least thirty (30) days after the proposed substitutions occur.

If the proposed substitutions are carried out, each policy owner affected by the substitutions will be sent a written notice informing them that the substitutions were carried out.

The Replaced Funds will be closed for all future payments, allocations and transfers on May 1, 2002 and thereafter.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


SUPPLEMENT DATED MAY 1, 2002

TO

PROSPECTUS DATED MAY 1, 2002

FOR

FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective May 1, 2002, the Goldman Sachs VIT CORESM Large Cap Growth Fund will no longer be an available investment option under your policy. All shares of Goldman Sachs VIT CORESM

Large Cap Growth Fund have been substituted with shares of AIM V.I. Growth Fund.

All references to Goldman Sachs VIT CORESM Large Cap Growth Fund in the prospectus are deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.



Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (800) 700-6554	SUN LIFE LOGO

Futurity Survivorship II Variable Universal Life Insurance
Sun Life of Canada (U.S.) Variable Account I

A Last Survivor Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy

This prospectus describes the variable portions of a last survivor combination fixed and variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we" or "us"), a member of the Sun Life Financial group of companies. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

o o o o

choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among 46 Investment Options (including 45 variable Sub-Accounts and one Fixed Account Option) and transfer Account Value among available Investment Options as your investment objectives change; and

access your Policy's Account Value through loans, partial withdrawals or total surrenders.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Prospectus

May 1, 2002


Variable Sub-Account Investment Options

The assets of Sun Life of Canada (U.S.) Variable Account I (the "Variable Account") are divided into 45 variable Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of the following mutual funds or series thereof (the "Funds").

AIM Variable Insurance Funds	MFS/Sun Life Series Trust
AIM V.I. Capital Appreciation Fund	Capital Appreciation Series
AIM V.I. Growth Fund	Emerging Growth Series
AIM V.I. Core Equity Fund	Government Securities Series
AIM V.I. International Growth Fund	High Yield Series
AIM V.I. Premier Equity Fund	Massachusetts Investors Growth Stock Series
The Alger American Fund	Massachusetts Investors Trust Series
Alger American Growth Portfolio	New Discovery Series
Alger American Income & Growth Portfolio	Total Return Series
Alger American Small Capitalization Portfolio	Utilities Series
Alliance Variable Products Series Fund, Inc.	Sun Capital Advisers TrustSM
Alliance VP Growth and Income Portfolio	Sun Capital All Cap FundSM
Alliance VP Technology Portfolio	Sun Capital Investment Grade Bond FundSM
Fidelity Variable Insurance Products Fund	Sun Capital Real Estate FundSM
Fidelity VIP ContrafundTM Portfolio	SCSM Alger Growth Fund
Fidelity VIP Growth Portfolio	SCSM Alger Income and Growth Fund
Fidelity VIP Index 500 Portfolio	SCSM Alger Small Capitalization Fund
Fidelity VIP Money Market Portfolio	SCSM Davis Financial Fund
Fidelity VIP Overseas Portfolio	SCSM Davis Venture Value Fund
Goldman Sachs Variable Insurance Trust	SCSM Neuberger Berman Mid Cap Growth Fund
Goldman Sachs VIT CORESM Large Cap Growth Fund	SCSM Neuberger Berman Mid Cap Value Fund
Goldman Sachs VIT CORESM U.S. Equity Fund	SCSM Value Equity Fund
INVESCO Variable Investment Funds, Inc.	SCSM Value Managed Fund
INVESCO VIF Dynamics Fund	SCSM Value Mid Cap Fund
INVESCO VIF Small Company Growth Fund	SCSM Value Small Cap Fund
SCSM Blue Chip Mid Cap Fund
SCSM Investors Foundation Fund
SCSM Select Equity Fund

Fixed Account Option
We periodically credit interest on amounts allocated to the Fixed Account Option at an effective annual rate guaranteed to be at least 3%.

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds. We have not authorized anyone to provide you with information that is different.

Summary of Policy

Right of Return Period

You may return your Policy to us for any reason and receive a refund within 10 days from the date of receipt of your Policy. A longer period may apply in some states.

Premium Payments

o o o

You must make a minimum Initial Premium payment, the amount of which will vary based on various factors, including the age, sex and rating class of each Insured.

Thereafter, you choose the amount and timing of premium payments, within certain limits.

You may allocate your net premium payments among the Policy's available Investment Options.

Death Benefit

o	You have a choice of two death benefit options-
Specified Face Amount is the minimum amount of life insurance in your Policy.	o	the Specified Face Amount; or
	o	the sum of the Specified Face Amount and the Account Value of your Policy.

o o

For each option, the death benefit may be greater if necessary to satisfy federal tax laws.

After the first Policy Year, you may change your death benefit option or increase the Specified Face Amount, subject to satisfactory evidence of insurability. After the fourth Policy Year, you may decrease the Specified Face Amount, provided that the Specified Face Amount after the decrease is not less than the Minimum Specified Face Amount shown in your Policy.

The Variable Account

o o	We have established a variable separate account to fund the variable benefits under the Policy. The assets of the variable separate account are insulated from the claims of our general creditors.

Investment Options

o o o o

You may allocate your net premium payments among the Investment Options listed on page ii of this prospectus.

Each Sub-Account invests exclusively in shares of a mutual fund portfolio.

You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose.

You may transfer amounts from the Fixed Account Option, subject to our rules as they may exist from time to time.

Supplemental Benefits

o	You may supplement your Policy with the following riders, where available-

o o o	estate preservation; maturity extension with full death benefit; and supplemental insurance.

o	We will deduct the cost, if any, of the rider(s) from your Policy's Account Value on a monthly basis.
Accessing Your Account Value

Cash Surrender Value is Account Value minus any surrender charges and the amount of any Policy Debt.

The surrender charge period ends generally 15 years after you purchase or increase the Specified Face Amount of your Policy.

o o o

You may borrow from us using your Account Value as collateral. Loans may be taxable events if your Policy is a "modified endowment contract" for federal income tax purposes and the value of your Policy exceeds its cost.

You may surrender your Policy for its Cash Surrender Value. If you surrender your Policy during the surrender charge period, you will incur any applicable surrender charges.

You may make a partial withdrawal of some of your Policy's Cash Surrender Value after the Policy has been in force for one year. A partial withdrawal will cause a decrease in the Specified Face Amount of your Policy if your death benefit option is the Specified Face Amount.

Account Value
o	Your Policy's Account Value will reflect-
Account Value is the sum of the amounts in each Sub-Account and the Fixed Account Option with respect to your Policy.	o o o o

the premiums you pay;

the investment performance of the Sub-Accounts you select, and/or the interest credited to the Fixed Account Option;

any loans or partial withdrawals;

the charges we deduct under the Policy.

Policy Charges and Monthly Deductions
o o o o o o

Expense Charge Applied to Premium-We will deduct a charge from your premium payments as a sales load and for our federal, state and local tax obligations. Currently, the charge is 6% of premiums. The charge is based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The charge is guaranteed not to exceed 8%.

Mortality and Expense Risk Charge-We will deduct a monthly charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. The annual percentage rate is 0.60% for Policy Years 1 through 15 and 0.20% thereafter of the Variable Account Value.

Monthly Cost of Insurance Charge-We will deduct a monthly charge from your Account Value for the cost of insurance. Our guaranteed Monthly Cost of Insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The applicable charge will vary based on the amount of insurance coverage you request and other factors, including the age, sex and rating class of each Insured.

Monthly Expense Charge-For ten years, we will deduct a monthly charge from your Account Value following the issuance of your Policy based on the initial Specified Face Amount and for ten years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of increase. The charge covers administration expenses and issuance costs. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of each Insured.

Monthly Cost of Supplemental Benefits-We will deduct a monthly charge from your Account Value for the cost, if any, of any supplemental benefit riders issued with your Policy. The applicable charge will vary based on various factors which may include, among others, the amount of coverage and the age, sex and rating class of each Insured.

Surrender Charges-We will deduct a surrender charge from your Account Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There is a separate surrender charge period for the initial Specified Face Amount and each increase in the Specified Face Amount you request, which starts on the date we issue your Policy and on the effective date of the increase, respectively. Each surrender charge period will generally end after 15 Policy Years, but may end sooner under certain circumstances. The surrender charge will be an amount based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Male/Female Insured Pair, Non-tobacco)
Issue Ages 35&35 $5.52	Issue Ages 45&45 $9.30	Issue Ages 55&55 $15.54
Issue Ages 65&65 $26.25	Issue Ages 75&75 $46.00	Issue Ages 85&85 $49.25

The surrender charges may be higher for Insureds of a different rating class. The maximum charge per $1,000 of Specified Face Amount is $53.32.

o o

Interest on Policy Loans-Policy loans accrue interest daily at 4% annually during Policy Years 1 through 10 and 3% annually thereafter.

Sub-Account Transfers-We reserve the right to impose a charge, not to exceed $15, on Sub-Account transfers in excess of 12 in any one Policy Year.

You should read the Funds' prospectuses before investing.

Fees and Expenses of the Funds

You will indirectly bear the costs of investment management fees and other expenses paid from the assets of the Funds you select. The following table shows the fees and expenses paid by the Funds as a percentage of average net assets based on information for the year ended December 31, 2001. This information was provided by the Funds and we have not independently verified it. The Funds' fees and expenses are more fully described in the current prospectuses for the Funds. You should read them before investing.

UNDERLYING FUND ANNUAL EXPENSES (1)

(as a percentage of Fund net assets)

	Management Fees (After Reimbursement)	Other Expenses (After Reimbursement)(2)	12b-1 or Other Service Fees	Total Fund Annual Expenses (After Reimbursement)(2)
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	0.61%	0.24%		0.85%
AIM V.I. Growth Fund	0.62%	0.26%		0.88%
AIM V.I. Core Equity Fund(7)	0.61%	0.21%		0.82%
AIM V.I. International Growth Fund(7)	0.73%	0.32%		1.05%
AIM V.I. Premier Equity Fund(7)	0.60%	0.25%		0.85%
The Alger American Fund
Alger American Growth Portfolio(3)	0.75%	0.06%		0.81%
Alger American Income & Growth Portfolio(3)	0.62%	0.10%		0.72%
Alger American Small Capitalization Portfolio(3)	0.85%	0.07%		0.92%
Alliance Variable Products Series Fund, Inc.
Alliance VP Growth and Income Portfolio	0.63%	0.04%	0.25%	0.92%
Alliance VP Technology Portfolio	1.00%	0.08%	0.25%	1.33%
Fidelity Variable Insurance Products Fund
Fidelity VIP ContrafundTM Portfolio	0.58%	0.10%	0.10%	0.78%
Fidelity VIP Growth Portfolio	0.58%	0.10%	0.10%	0.78%
Fidelity VIP Index 500 Portfolio(6)	0.24%	0.22%	0.10%	0.38%[0.56%]
Fidelity VIP Money Market Portfolio	0.18%	0.11%	0.10%	0.39%
Fidelity VIP Overseas Portfolio	0.73%	0.20%	0.10%	1.03%
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT CORESM Large Cap Growth Fund(4)	0.70%	0.20%		0.90%[1.39%]
Goldman Sachs VIT CORESM U.S. Equity Fund(4)	0.70%	0.11%		0.81%[0.82%]
INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund(5)	0.75%	0.33%		1.08%
INVESCO VIF Small Company Growth Fund(5)	0.75%	0.50%		1.25%[1.29%]
MFS/Sun Life Series Trust
Capital Appreciation Series	0.73%	0.05%		0.78%
Emerging Growth Series	0.70%	0.06%		0.76%
Government Securities Series	0.55%	0.07%		0.62%
High Yield Series	0.75%	0.09%		0.84%
Massachusetts Investors Growth Stock Series	0.75%	0.07%		0.82%
Massachusetts Investors Trust Series	0.55%	0.05%		0.60%
New Discovery Series	0.90%	0.07%		0.97%
Total Return Series	0.65%	0.05%		0.70%
Utilities Series	0.71%	0.07%		0.78%
Sun Capital Advisers TrustSM
SCSM Alger Growth Fund(8)	0.75%	0.15%		0.90%[5.00%]
SCSM Alger Income & Growth Fund(8)	0.62%	0.18%		0.80%[5.00%]
SCSM Alger Small Capitalization Fund(8)	0.85%	0.15%		1.00%[5.00%]
SCSM Davis Financial Fund(8)(9)	0.75%	0.15%		0.90%[2.72%]
SCSM Davis Venture Value Fund(8)(9)	0.75%	0.15%		0.90%[1.28%]
SCSM Neuberger Berman Mid Cap Growth Fund(8)(10)	0.95%	0.15%		1.10%[5.84%]
SCSM Neuberger Berman Mid Cap Value Fund(8)(10)	0.95%	0.15%		1.10%[7.47%]
SCSM Value Equity Fund(8)(11)	0.80%	0.10%		0.90%[3.97%]
SCSM Value Managed Fund(8)(11)	0.80%	0.10%		0.90%[4.68%]
SCSM Value Mid Cap Fund(8)(11)	0.80%	0.20%		1.00%[1.70%]
SCSM Value Small Cap Fund(8)(11)	0.80%	0.20%		1.00%[2.06%]
SCSM Blue Chip Mid Cap Fund(8)(12)	0.80%	0.20%		1.00%[1.26%]
SCSM Investors Foundation Fund(8)(12)	0.75%	0.15%		0.90%[3.34%]
SCSM Select Equity Fund(8)(12)	0.75%	0.15%		0.90%[1.50%]
Sun Capital All Cap FundSM	0.70%	0.20%		0.90%[5.00%]
Sun Capital Investment Grade Bond FundSM(8)	0.60%	0.15%		0.75%[0.95%]
Sun Capital Real Estate FundSM(8)	0.95%	0.30%		1.25%[1.68%]
Notes (1) (2) (3) (4)

The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.

All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2001, except that the expense figures shown for SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund, SCSM Alger Small Capitalization Fund and Sun Capital All Cap FundSM are estimates for the year 2002. No actual expense figures are shown for these Funds because each of them commenced operations in either April or May of 2002 and, therefore, has less than 10 months of investment experience.

Unless otherwise specified, allocations to Alger American Growth Fund, Alger American Income & Growth Fund and Alger American Small Capitalization Fund received on or after May 1, 2002 will be directed to SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund respectively.

The investment advisers to the following Goldman Sachs VIT Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed a certain percentage per annum of such Funds' average daily net assets:

Goldman Sachs VIT CORESM Large Capital Growth Fund	0.20%
Goldman Sachs VIT CORESM U.S. Equity Fund	0.20%
Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.
(5) (6) (7) (8) (9) (10) (11) (12)

The INVESCO VIF Dynamics and INVESCO VIF Small Company Growth Funds' actual "Other Fund Expenses" and "Total Annual Fund Expenses" were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.

Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.38%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.38%, respectively.

Effective May 1, 2002, the following funds' names will change from AIM V.I. Growth and Income, AIM V.I. International Equity and AIM V.I. Value Fund to AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund and AIM V.I. Premium Equity Fund, respectively.

For the year ended December 31, 2001, the investment adviser waived all investment advisory fees of all Funds other than Sun Capital Investment Grade Bond FundSM, Sun Capital Real Estate FundSM, SCSM Davis Venture Value Fund, SCSM Value Mid Cap Fund, SCSM Blue Chip Mid Cap Fund and SCSM Select Equity Fund for which the investment adviser waived a portion of its fees. Fee waivers and expense reimbursements for the Sun Capital Adviser Trust Funds may be discontinued at any time. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.

Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S.") has applied to the Securities and Exchange Commission for an order approving the substitution of shares of the SCSM Alger Funds and SCSM Value Funds for shares of certain other mutual funds held by Sun Life U.S. separate accounts that issue variable annuity and variable life insurance products. If the order is granted, the adviser will contractually limit its management fee and reimburse the nonmanagement expenses of the SCSM Alger Funds and the SCSM Value Funds for a period of two years form the date of the substitution.

The management fee for each of the SCSM Davis Funds decreases to 0.70% as the daily net assets of each Fund exceed $500 million.

The management fee for each of the SCSM Neuberger Berman Funds decreases to 0.90% as the daily net assets of the Funds exceed $750 million.

The management fees for each of the SCSM Value Funds decreases to 0.75% as the daily net assets of each Fund exceed $400 million, and decreases to 0.70% as the daily net assets of each Fund exceed $800 million.

The management fees for each of the SCSM Blue Chip Mid Cap Fund, the SCSM Investors Foundation Fund and the SCSM Select Equity Fund decreases to 0.75%, 0.70% and 0.70% respectively, as the daily net assets of each Fund exceed $300 million.

What If Charges and Deductions Exceed Cash Surrender Value?
o o o

Unless the no-lapse guarantee applies, your Policy will terminate if your Cash Surrender Value at the beginning of any Policy Month is less than or equal to the charges and deductions then due.

We will send you notice and allow you a 61 day Grace Period.

If, within the Grace Period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the Grace Period without further notice.

Minimum Premium Test (No-Lapse Guarantee)

Subject to certain conditions, the Policy includes a no-lapse guarantee of up to 20 years. A shorter period will apply at older Issue Ages and may apply in some states.

Reinstatement

If your Policy terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

Maturity Extension

If the Policy has a Cash Value on the policy anniversary on which the younger Insured is Attained Age 100, the death benefit will be your Account Value.

No further premium payments will be accepted and no further monthly deductions will be imposed.

Federal Tax Considerations

Your purchase of, and transactions under, your Policy may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a total surrender or partial withdrawal or on policy loans.

Sun Life Assurance Company of Canada (U.S.)
We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)").

Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

The Variable Account

We established Sun Life of Canada (U.S.) Variable Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

The assets of the Variable Account are insulated from our general liabilities.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is registered with the SEC.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the Securities and Exchange Commission of the management or investment practices or policies of the Variable Account.

The Variable Account has 41 Sub-Accounts. Each Sub-Account invests exclusively in shares of a single mutual fund portfolio.

The Variable Account is divided into 41 Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

The Funds
The Fund Prospectuses have more information about the Funds, and may be obtained from us without charge.

The Policy offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

The Funds currently available are:

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Growth Fund seeks to achieve growth of capital primarily by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. Core Equity Fund seeks to achieve growth of capital with a secondary objective of current income.

     AIM V.I. International Equity Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. Premier Equity Fund seeks long-term growth of capital with a secondary objective of current income.

The Alger American Fund (advised by Fred Alger Management, Inc.)

     Alger American Growth Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

     Alger American Income & Growth Portfolio seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     Alger American Small Capitalization Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of small companies with market capitalizations within the range of the Russell® 2000 Growth Index or the S&P® SmallCap 600 Index.

Alliance Variable Products Series Fund, Inc. (advised by Alliance Capital Management L.P.)

     Alliance VP Growth and Income Portfolio seeks to provide reasonable current income and reasonable opportunities for appreciation by investing primarily in dividend-paying common stocks of good quality.

     Alliance VP Technology Portfolio seeks growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

Fidelity Variable Insurance Products Funds (advised by Fidelity Management & Research Company. Fidelity, Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)

     VIP ContrafundTM Portfolio seeks long-term capital appreciation by investing primarily in common stocks of companies whose stocks are undervalued by the market.

     VIP Growth Portfolio seeks to achieve capital appreciation by investing primarily in common stocks of companies with above-average growth potential.

     VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

     VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

     VIP Overseas Portfolio seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

Goldman Sachs Variable Insurance Trust (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs")).

     Goldman Sachs VIT CORESM Large Cap Growth Fund seeks long-term growth of capital by investing in a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

     Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

INVESCO Variable Investment Funds, Inc. (advised by INVESCO Funds Group, Inc.)

     INVESCO VIF Dynamics Fund seeks to achieve growth of capital by investing primarily in common stocks of companies with market capitalizations between $2 billion and $15 billion at the time of purchase.

     INVESCO VIF Small Company Growth Fund seeks to achieve growth of capital by investing primarily in equity securities of companies with market capitalizations under $2 billion at the time of purchase.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, an affiliate of the Company)

     Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     Emerging Growth Series will seek long-term growth of capital.

     Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

     High Yield Series will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

     Massachusetts Investors Growth Stock Series will seek to provide long-term growth of capital and future income rather than current income.

     Massachusetts Investors Trust Series will seek long-term growth of capital with a secondary objective to seek reasonable current income.

     New Discovery Series will seek capital appreciation.

     Total Return Series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.


Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Fred Alger Management, Inc. serves as subadviser to the SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund; Davis Select Advisers, L.P., serves as investment sub-adviser to SCSM Davis Financial Fund and SCSM Davis Venture Value Fund; Neuberger Berman Management, Inc. serves as sub-adviser to SCSM Neuberger Berman Mid Cap Growth Fund and SCSM Neuberger Berman Mid Cap Value Fund; OpCap Advisors serves as investment subadviser to SCSM Value Equity Fund, SCSM Value Managed Fund, SCSM Value Mid Cap Fund and SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund.)

     Sun Capital All Cap FundSM seeks long-term capital growth by investing primarily in equity securities of U.S. companies.

     Sun Capital Investment Grade Bond FundSM seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate FundSM primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

     SCSM Alger Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. large capitalization companies.

     SCSM Alger Income and Growth Fund primarily seeks a high level of dividend income and secondarily seeks capital appreciation by investing primarily in dividend paying equity securities.

     SCSM Alger Small Capitalization Fund seeks long-term capital appreciation by investing primarily in U.S. companies with market capitalizations within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

     SCSM Davis Financial Fund seeks growth of capital by investing primarily in the common stock of financial services companies.

     SCSM Davis Venture Value Fund seeks growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $5 billion.

     SCSM Neuberger Berman Mid Cap Growth Fund seeks growth of capital by investing primarily in equity securities of companies with market capitalizations within the range represented by Russell MidCap Index at the time of purchase.

     SCSM Neuberger Berman Mid Cap Value Fund seeks growth of capital by investing primarily in equity securities of companies with market capitalizations within the range represented by Russell MidCap Index at the time of purchase.

     SCSM Value Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities listed on the New York Stock Exchange.

     SCSM Value Managed Fund seeks growth of capital over time by investing primarily in a portfolio consisting of common stocks, fixed income securities, and cash equivalents. The subadviser will vary the allocation depending on its assessments of the relative values of such investments.

     SCSM Value Mid Cap Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of between $500 million and $8 billion at time of purchase.

     SCSM Value Small Cap Fund seeks capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

     SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.

     SCSM Investors Foundation Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.

     SCSM Select Equity Fund seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.


Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. The table contained in the front part of this prospectus shows annual expenses paid by the Funds as a percentage of average net assets.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account
The Fixed Account Option is not a security and we are not an investment company.

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

Interests in our general account offered through the Fixed Account Option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account Option and may transfer a portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

Fixed account investments earn at least 3% interest.

An investment in the Fixed Account Option does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your Fixed Account Investment Option will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging. You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing. Once your money has been allocated among the Sub-Accounts, the earnings may cause the percentage invested in each Sub-Account to differ from your allocation instructions. You can direct us to automatically rebalance your policy to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, rebalancing will not be counted against any limit we may place on your number of Sub-Account transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation. One or more asset allocation investment programs may be made available in connection with your Policy, at no extra charge. An asset allocation program provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

About the Policy
The Issue Date is the date we produce your Policy on our system and is specified in your Policy.

Policy Application, Issuance and Initial Premium

To purchase a Policy, you must first submit an application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insureds. We offer the Policy on a regular (medical) underwriting basis and may require medical examinations and further information before the proposed application is approved. Both Insureds must generally be acceptable risks based on our underwriting limits and standards. We may, however, issue a Policy based on the health of one Insured where the other Insured would not normally be an acceptable risk for comparable individual life insurance coverage. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges.

You must specify certain information in the application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $250,000-the "Minimum Specified Face Amount."

While your application is being reviewed, we may make available to you temporary last survivor life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application is signed, has a maximum amount and is subject to other conditions.

Pending approval of your application, any advance payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the lives of the Insureds. A specified Initial Premium is due and payable as of the date of issue for the Policy. The Effective Date of Coverage for your Policy will be the later of-

o o	the Issue Date, or the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to you.

Right of Return Period

If you are not satisfied with your Policy, it may be returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of your Policy (the "Right of Return Period"). A longer period may apply in some states.

A Policy returned under this provision will be deemed void. You will receive a refund equal to the sum of all premium payments made, if required by applicable state insurance law; otherwise, your refund will equal the sum of-

o o o

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us at our Principal Office; and

any fees or charges imposed on amounts allocated to the Variable Account.

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Unless you are entitled under applicable law to receive a full refund of premiums paid, we will allocate net premium payments to the Investment Options in accordance with your allocation instructions. You bear all of the investment risk during the Right of Return Period.

If you are entitled under applicable law to receive a full refund of premiums paid, we will allocate the net premium payments to the money market Sub-Account or to our general account, whichever we specify in your Policy. Upon expiration of the Right of Return Period, the Account Value in that Sub-Account or in the general account, as applicable, will be transferred to the Investment Options in accordance with your allocation instructions.

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Premium Payments

All premium payments must be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of your Policy's Issue Date. Additional premium payments may be paid to us subject to the limitations described below.

Premium. We reserve the right to limit the number of premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

We will not accept premium payments that would, in our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

Net Premiums. The net premium is the amount you pay as the premium less the Expense Charges Applied to Premium.

Allocation of Net Premium. Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 1% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.

You may change your allocation percentages at any time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in your Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.

Death Benefit

If your Policy is in force at the time of the death of the Surviving Insured, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the death of each Insured. The amount payable will be:

o o o o

the amount of the death benefit option, plus

any amounts payable under any supplemental benefits added to your Policy, minus the value of any outstanding Policy Debt on the date of death of the last Insured to die, minus any unpaid charges and deductions if death occurs during the grace period.

You may select between two death benefit options.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement.

The Policy has two death benefit options. You may change the death benefit option after the first Policy Year.

Option A. Under this option, the death benefit is-
o o

the Policy's Specified Face Amount on the date of death of the Surviving Insured; or, if greater,

the Policy's Account Value on the date of death of the Surviving Insured multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want the death benefit to remain level over time. Option B. Under this option, the death benefit is-
o o

the sum of the Specified Face Amount and Account Value of the Policy on the date of death of the Surviving Insured; or, if greater,

the Policy's Account Value on the date of death of the Surviving Insured multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want your death benefit to change with your Policy's Account Value.

If you change from Option B to Option A, the Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

Changes in Specified Face Amount

You may increase or decrease the Specified Face Amount of your Policy within certain limits.

You may increase or decrease the Specified Face Amount within certain limits.

Increases. After the first Policy Year, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of insurability for each Insured. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Attained Age of either Insured is greater than 80 on the effective date of the increase.

Each increase in the Specified Face Amount must be at least $50,000. We reserve the right to change the minimum amount by which you may change the Specified Face Amount.

Decreases. The Specified Face Amount can be decreased after the fourth Policy Year. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $250,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial withdrawal.

For purposes of determining surrender charges and later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.
Accessing Your Account Value
If you surrender your Policy and receive its Cash Surrender Value, you may incur surrender charges, taxes and tax penalties.

Surrenders and Surrender Charges. You may surrender your Policy for its Cash Surrender Value at any time while either Insured is living. If you do, your insurance coverage and all other benefits under the Policy will terminate.

Cash Surrender Value is your Policy's Account Value less the sum of-

	o o	the outstanding balance of any Policy Debt; and any surrender charges.

We will deduct surrender charges from your Account Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on your Policy's Issue Date and on the effective date for the increase, respectively. The surrender charge period will be the shortest of-

o o o

the 15-year period following the applicable surrender charge period start date;

the longer of the 10-year period following the applicable surrender charge period start date, and the period ending when the younger Insured reaches Attained Age 85; and

the period ending when the younger Insured reaches Attained Age 95.

We will determine your Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

If you surrender your Policy, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and the age, sex and rating class of each Insured. The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Male/Female Insured Pair, Non-tobacco)
Issue Ages 35&35 $5.52	Issue Ages 45&45 $9.30	Issue Ages 55&55 $15.54
Issue Ages 65&65 $26.25	Issue Ages 75&75 $46.00	Issue Ages 85&85 $49.25

The surrender charge will be calculated based on the surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge percentages begin at 100% in the first Policy Year and decrease with time. Examples of surrender charge percentages at representative Issue Ages are shown below.

Surrender Charge
(As Percentage of First Year Surrender Charge)

Issue Ages
Year	35&35	45&45	55&55	65&65	75&75	85&85
1	100.000	100.000	100.000	100.000	100.000	100.000
2	100.000	100.000	100.000	100.000	90.000	90.000
3	100.000	100.000	100.000	100.000	80.000	80.000
4	100.000	100.000	100.000	100.000	75.000	75.000
5	100.000	100.000	100.000	100.000	70.000	70.000
6	90.000	90.000	90.000	90.000	60.000	60.000
7	80.000	80.000	80.000	80.000	50.000	50.000
8	70.000	70.000	70.000	70.000	40.000	40.000
9	60.000	60.000	60.000	60.000	30.000	30.000
10	50.000	50.000	50.000	50.000	15.000	15.000
11	40.000	40.000	40.000	40.000	0.000	0.000
12	30.000	30.000	30.000	30.000	0.000	0.000
13	20.000	20.000	20.000	20.000	0.000	0.000
14	10.000	10.000	10.000	10.000	0.000	0.000
15	5.000	5.000	5.000	5.000	0.000	0.000
16 and thereafter	0.000	0.000	0.000	0.000	0.000	0.000

A surrender charge will be applied for each decrease in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial withdrawal. These surrender charges will be applied in the following order:

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

On a decrease in the initial Specified Face Amount, you will pay a proportion of the full surrender charge based on the ratio of the Specified Face Amount decrease to the initial Specified Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

You may allocate any surrender charges resulting from a decrease in the Specified Face Amount among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.

Partial Withdrawals. You may make a partial withdrawal of your Policy once each Policy Year after the first Policy Year by written request to us. Each partial withdrawal must be for at least $500, and no partial withdrawal may be made-

o o

during Policy Years 2-10 for more than 20 percent of your Cash Surrender Value at the end of the first Valuation Date after we receive your request; or

thereafter for more than your Cash Surrender Value.

If the applicable death benefit option is Option A, the Specified Face Amount will be decreased by the amount of the partial withdrawal. We will apply the decrease to the initial Specified Face Amount and to each increase in Specified Face Amount in the following order-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

You may borrow from us using your Policy as collateral.

We will not accept requests for a partial withdrawal if the Specified Face Amount remaining in force after the partial withdrawal would be less than the minimum Specified Face Amount. We will effect a partial withdrawal at the next close of business on the New York Stock Exchange after we receive your written request.

Policy Loans. You may request a policy loan of up to 90% of your Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. Your Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value. During the no-lapse guarantee period, however, your Policy will not terminate if it satisfies the minimum premium test.

You may allocate the policy loan among the Investment Options. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.

Interest on the policy loan will accrue daily at 4% annually during Policy Years 1 through 10 and 3% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

There is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.

All funds we receive from you will be credited to your Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Account.

A policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the death of the Surviving Insured and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the value of the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.

Transfer Privileges

The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account or to the Fixed Account Option. There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any one Policy Year. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the value of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the value of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Sub-Accounts.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.

We reserve the right to restrict transfers from the Fixed Account Option to the Sub-Accounts to one transfer per Policy Year. We further reserve the right to restrict the amounts transferred to the Sub-Accounts from the Fixed Account Option to the greater of 25% of that portion of the Account Value attributable to the Fixed Account Option as of the end of the previous Policy Year and $5,000.

We reserve the right to restrict amounts transferred to the Fixed Account Option from the Variable Account.

Account Value

Your Account Value is the sum of the values in each Sub-Account of the Variable Account with respect to your Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, policy loans and the net investment factor (described below).

The minimum guaranteed interest rate applicable to the values in the Fixed Account Option is 3% annually. Interest in excess of the guaranteed rate may be applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

A Valuation Date is any day on which we, the applicable Fund, and the NYSE are open for business. The Valuation Period is the period of time from one determination of Unit Values to the next.

Variable Account Value. We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given date, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial withdrawals, undertake policy loans or transfer amounts from a Sub-Account, and for the payment of Monthly Expense Charges, Mortality and Expense Risk Charges, Monthly Cost of Insurance charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. The Unit Value for each Sub-Account is established at $10.00 for the first Valuation Date of the Sub-Account. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.

Transactions are processed on the date we receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Initial Premium.

The Account Value on the Investment Start Date equals:
o o

the net premium received, minus

the monthly deductions due on the policy date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Sub-Accounts and the Fixed Account Option.

The Account Value on subsequent Valuation Dates is equal to:
o o o o o

the values on the previous Valuation Date, plus

any additional net premium received, plus or minus

the investment experience of the Investment Options you have selected, minus policy charges and deductions, minus

any partial withdrawals you have made.

Net Investment Factor. The net investment factor for each Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where: (1) is the net result of-
o o o

the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on Fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account; and

(2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The net investment factor may be greater or less than one.

Insufficient Value. Your Policy will terminate for no value, subject to a Grace Period described below if, on a Processing Date,

o o	your Policy's Cash Surrender Value is equal to or less than zero or the Policy Debt exceeds the Cash Value.

During the no-lapse guarantee period, a Policy will not terminate by reason of insufficient value if it satisfies the "minimum premium test" described below.

Minimum Premium Test (No-Lapse Guarantee). A Policy satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in your Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a Policy:

o o	a change in Specified Face Amount a change in supplemental benefit

The revised Minimum Monthly Premiums will be effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

The length of the no-lapse guarantee period will be different based on the age of the Insureds. It may also vary in some states, but in no case will it be greater than 20 years.

Grace Period. If, on a Valuation Date, your Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on your Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of your Policy.

Charges and Deductions

The monthly deductions described below are the Mortality and Expense Risk Charge, Monthly Expense Charge, Monthly Cost of Insurance and the charges for any supplemental benefits.

Expense Charges Applied to Premium. We will deduct a charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. For all Policy Years, the guaranteed maximum charge is 8% of premiums. The current charge is 6%.

Mortality and Expense Risk Charge. We will deduct a monthly charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. It is a percentage of the Variable Account value and is deducted proportionally from the Investment Options in excess of any Policy Debt.

The Mortality and Expense Risk Charge percentage will not exceed 0.60% annually for Policy Years 1-15 and 0.20% annually thereafter.

"Mortality and Expense Risk Charge" is referred to as "Product Risk Charge" in Maryland policies.

The mortality risk we assume is that the group of lives insured under the policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated.

Monthly Expense Charge. We will deduct a monthly charge from your Account Value for the first 10 Policy Years following the issuance of your Policy based on the initial Specified Face Amount and for the first 10 Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of the increase. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of each Insured. The charge is deducted proportionally from the amounts in the Investment Options in excess of any Policy Debt and covers administration expenses and issuance costs.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:

(1) is the cost of insurance charge equal to the Monthly Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

(2) is the monthly rider cost for any riders which are a part of your Policy; and

(3) is any additional insurance charge calculated as specified in your Policy, for, among other reasons, occupational or avocational risks.

The net amount at risk equals:

o o	the death benefit divided by 1.00247; minus your Account Value on the Processing Date prior to assessing the monthly deductions.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

Monthly Cost of Insurance Rates. The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time your Policy has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Waivers and Reduced Charges

We may reduce or waive the sales load or surrender charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees

Maturity Date Extension If the Policy has a Cash Value on the Policy Anniversary on which the younger Insured is Attained Age 100, the following will apply:

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We will not accept any more premium payments for your Policy.

No more monthly deductions will be made from your Account Value.

The death benefit will be your Account Value.

Your Policy's reinstatement provisions will not apply.

Your Policy may not qualify as life insurance beyond the Policy Anniversary on which the younger Insured is Attained Age 100 and may be subject to tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the extension of the Maturity date of your Policy.

Supplemental Benefits

You may supplement your Policy with the riders described below; provided, however, that riders may not be available in some states. An additional cost of insurance will be charged for each rider in force as a part of the Monthly Cost of Insurance charge.

Estate Preservation Rider. This rider provides term insurance coverage which increases the death benefit in the first four Policy Years by an amount you choose, subject to a maximum of 122% of the Specified Face Amount and other limits we may impose.

Maturity Extension With Full Death Benefit Rider. This rider maintains the Specified Face Amount and death benefit option in effect on the policy anniversary on which the younger Insured is Attained Age 100 for the continued duration of the Policy.

Supplemental Insurance Rider. This rider provides for additional insurance on the life of the Surviving Insured by combining term coverage with the underlying variable universal life ("base policy") coverage. This rider has separate charges associated with it. At this time, those charges are lower than base policy charges for the same coverage.

By combining coverage under this rider with base policy coverage, you may be able to buy the same amount of death benefit for less premium than if you had purchased an all base policy. If this rider is combined with base policy coverage, the same amount of premium paid for the combined coverage as for an all base policy will generate faster cash value accumulation within the base policy.

At issue, the base policy may have a no-lapse guarantee period as long as 20 years. However, this rider's no-lapse guarantee period is limited to five years. This rider will terminate at the policy anniversary on which the younger Insured reaches Attained Age 100. Base policy coverage will continue beyond Attained Age 100, however, provided there is cash value in the Policy when the younger Insured reaches Attained Age 100. If a key objective is guarantees, supplementing your Policy with this rider may therefore not be appropriate.

Termination of Policy

Your Policy will terminate on the earlier of the date we receive your request to surrender, the expiration date of the Grace Period without our receipt of premium due or the date of death of the Surviving Insured.

Reinstatement

We will reinstate your Policy prior to the policy anniversary on which the younger Insured is Attained Age 100, provided that the Policy has not been surrendered and neither of the Insureds died after the date of termination and you-

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make a request for reinstatement within three years from the date of termination;

submit satisfactory evidence of insurability for both Insureds if both are living at the time reinstatement is requested;

submit satisfactory evidence of insurability for the Surviving Insured if the other Insured died prior to the date the Policy terminated; and

pay an amount sufficient to put the Policy in force.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of the death of the Surviving Insured, Due Proof of the death of each Insured. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death of the Surviving Insured, total surrender, partial withdrawal or policy loan may be postponed whenever:

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the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;

the Securities and Exchange Commission, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

Rights of Owner While the Surviving Insured is alive, unless you have assigned any of these rights, you may:
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transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Surviving Insured;

change or revoke a contingent owner;

change or revoke a beneficiary;

exercise all other rights in the Policy;

increase or decrease the Specified Face Amount, subject to the other provisions of the Policy;

change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Policy until the death of the Surviving Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Addition, Deletion or Substitution of Investments. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we may make appropriate amendments to the Policy to reflect the substitution.

Entire Contract. Your entire contract with us consists solely of the Policy, including the attached copy of your Application, any attached supplemental applications, any attached riders and any attached endorsements.

Alteration. Sales representatives do not have any authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification-

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is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

Assignments. While the Surviving Insured is alive, you may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Misstatement of Age or Sex. If the age or sex of either Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death of the Surviving Insured-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex of each Insured.

     Misstatement discovered prior to death of the Surviving Insured-Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance rates based on the correct age or sex of each Insured.

Suicide. If the Surviving Insured, whether sane or insane, commits suicide within two years after your Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial withdrawals.

If the Surviving Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, change in death benefit option or reinstatement of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insureds for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the date of the increase. Any reinstatement will be incontestable after the reinstated Policy has been in force during the lifetime of any Insured providing evidence of insurability for the reinstatement for two years from the effective date of the reinstatement.

Report to Owner. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

Performance Information
We may present mutual fund portfolio performance and hypothetical Policy illustrations in sales literature.

We may sometimes publish performance information related to the Fund, the Variable Account or the Policy in advertising, sales literature and other promotional materials. This information is based on past investment results and is not an indication of future performance.

Portfolio Performance

We may publish a mutual fund portfolio's total return or average annual total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

We may also publish a mutual fund portfolio's yield. Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an effective yield. Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period.

Total returns and yields quoted for a mutual fund portfolio include the investment management fees and other expenses of the portfolio, but do not include charges and deductions attributable to your Policy. These expenses would reduce the performance quoted.

Adjusted Portfolio Performance

We may publish a mutual fund portfolio's total return and yields adjusted for charges against the assets of the Variable Account.

We may publish total return and yield quotations based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

Other Information

Performance information may be compared, in reports and promotional literature, to:

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the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management expenses.

We may provide Policy information on various topics of interest to you and other prospective policyowners. These topics may include:
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the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets;

investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between a Policy and the characteristics of, and market for, such financial instruments.

Federal Income Tax Considerations
We do not make any guarantees about the Policy's tax status.

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is NOT intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. We do not make any guarantee regarding the tax status of any policy or any transaction regarding the Policy.

The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

Tax Status of the Policy

We believe the Policy will be treated as a life insurance contract under federal tax laws.

A Policy has certain tax advantages when treated as a life insurance contract within the meaning of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). We believe that the Policy meets the Section 7702 definition of a life insurance contract and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Section 7702.

Diversification of Investments

Section 817(h) of the Code requires that the Variable Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.

In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.

The following discussion assumes that your Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

Death benefits do not incur federal income tax. Investment gains are normally not taxed unless distributed to you before the death of the Surviving Insured.

Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable under your Policy is excludible from your gross income under the Code.

Tax Deferred Accumulation. Any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Policy before the death of the Surviving Insured.

Distributions. If you surrender your Policy, the amount you will receive as a result will be subject to tax as ordinary income to the extent that the amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

Depending on the circumstances, any of the following transactions may have federal income tax consequences:

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the exchange of a Policy for a life insurance, endowment or annuity contract;

a change in the death benefit option;

a policy loan;

a partial withdrawal;

a total surrender;

a change in the ownership of a Policy;

a continuation of a Policy beyond the policy anniversary on which the younger Insured is Attained Age 100; or

an assignment of a Policy.

In addition, federal, state and local transfer and other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a "modified endowment contract."

If you pay more premiums than permitted under the seven-pay test, your Policy will be a MEC.

Modified Endowment Contracts. Section 7702A of the Code treats certain life insurance contracts as "modified endowment contracts" ("MECs"). The Code defines MECs as those Policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test").

We will monitor the Policy to determine whether additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.

Further, if a transaction occurs which decreases the Specified Face Amount of your Policy during the first seven Policy Years, we will retest your Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in Specified Face Amount occurs within seven years of a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

The rules relating to whether a Policy will be treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.

If your Policy becomes a MEC, partial withdrawals, loans and surrenders may incur taxes and tax penalties.	Distributions under Modified Endowment Contracts. If treated as a MEC, your Policy will be subject to the following tax rules:
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First, partial withdrawals are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of your Account Value immediately before the distribution over the "investment in the contract" at the time of the distribution.

Second, policy loans and loans secured by the Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon total surrender and partial withdrawal), policy loan or loan secured by the Policy, that is included in income, except where the distribution or loan is:

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made when you are age 59 1/2 or older;

attributable to your becoming disabled; or

is part of a series of substantially equal periodic payments for the duration of your life (or life expectancy) or for the duration of the longer of your or the beneficiary's life (or life expectancies).

These exceptions may only apply if the Policy is owned by an individual and, generally do not apply if the Policy is owned by a legal entity such as a trust, partnership or corporation.

Distributions under a Policy That Is Not a MEC. If your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

If your Policy is not a MEC, policy loans and loans secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.

Finally, if your Policy is not a MEC, distributions (including distributions upon total surrender and partial withdrawal), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.

Policy Loan Interest. Generally, no tax deduction is allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the Policy covers an officer, director, employee or 20 percent owner of your business, within the meaning of Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.

Also, there is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan, as is the case for loan amounts in Policy Years 11 and thereafter. You should consult your tax adviser regarding loan amounts in those Policy Years.

Multiple Policies. All modified endowment contracts issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

We may be required to withhold taxes from certain distributions to you.

Federal Income Tax Withholding. We will withhold and remit to the federal government the amount of any tax due on that portion of a policy distribution which is taxable if we do not have a valid social security number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

Our Taxes

As a result of the Omnibus Budget Reconciliation Act of 1990, we are currently and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for us.

At present, we do not assess any charge against the assets of the Variable Account for any federal, state or local taxes that we incur which may be attributable to the Variable Account or any Policy. We, however, reserve the right in the future to assess a charge against the assets of the Variable Account for any such taxes or other economic burdens resulting from the application of any tax laws that we determine to be properly attributable to the Variable Account or the Policy.

Distribution of Policy

The Policy will be sold by licensed insurance agents in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.

Gross first year commissions plus any expense allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 95% of the target premium, which will vary based on each Insured's age, sex and rating class, plus 5% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 5% of actual premium payments, and will not exceed 2% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. In Policy Year 3 and thereafter, 0.10% of the Variable Account Value per annum will be paid to broker-dealers.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

We will vote shares held in each Sub-Account for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Sub-Account for which a policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

Our Directors and Executive Officers

Our directors and executive officers are listed below, together with information as to their dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.

Donald A. Stewart, Chairman and Director (1996)*

150 King Street West

Toronto, Ontario, Canada M5H 1J9

He is Chairman and Chief Executive Officer and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Massachusetts Financial Services Company.

C. James Prieur, Vice Chairman and Director (1998)*

150 King Street West

Toronto, Ontario, Canada M5H 1J9

He is President and Chief Operating Officer of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He formerly held the positions of Senior Vice President and General Manager for the United States and Vice President, Investments for the United States for Sun Life Assurance Company of Canada. He currently is Vice Chairman and a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Director of Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President and Trustee, Sun Capital Advisers Trust; President and a Director of Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan) Inc. and Sun Life Assurance Company-U.S. Operations Holdings, Inc.; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Massachusetts Financial Services Company; and President of Sun Life Financial (U.S.) Investments LLC.

James A. McNulty, III, President and Director (1999)*

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Executive Vice President, U.S. Operations for Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited and Sun Canada Financial Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc. and Sun Life Financial Insurance Agency, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., Independent Financial Marketing Group, Vision Financial Corporation and the Support Committee for Battered Women; and Senior Vice President of Sun Life Financial (U.S.) Investments LLC.

James C. Baillie, Director (2000)

Torys, Suite 3000

Maritime Life Tower

Toronto, Ontario, Canada M5K 1N2

He is Counsel to the law firm Torys LLP where he was formerly a Partner with a strong emphasis in the business law area. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company, Sun Life Assurance Company of Canada and Sun Life Financial Services of Canada Inc.; and non-executive Chairman and Director of Corel Corporation and Independent Electricity Market Operator (Ontario) and Director of Sussex Circle Inc. and Massachusetts Financial Services Company.

David D. Horn, Director (1985)*

257 Lake Street

P.O. Box 24

New Vineyard, Maine 04956

He was formerly Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Angus A. MacNaughton, Director (1985)*

481 Kingswood Lane

Danville, California 94506

He is President of Genstar Investment Corporation since 1987 and a former Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company, Varian Semiconductor Equipment Associates, Inc., Fairmont Hotels & Resorts, Inc., Genstar Investment Corporation and Diversified Collection Services, Inc.; and Vice Chairman and a Director of Barrick Gold Corporation.

S. Caesar Raboy, Director (1997)*

220 Boylston Street

Boston, Massachusetts 02110

He is a former Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; and a Director of Keyport Life Insurance Company, Independence Life & Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company.

William W. Stinson, Director (2000)*

Canadian Pacific Limited

1800 Bankers Hall, East Tower

855 - 2nd Street S.W.

Calgary, Alberta T2P 4Z5

He is Lead Director of Sun Life Assurance Company of Canada, Sun Life Financial Services of Canada Inc., Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company. In addition, he is a Director of Pan Canadian Energy, Massachusetts Financial Services Company, Grant Forest Products, Inc. and Westshore Terminals Investment Trust. In May 1996, Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.

James M.A. Anderson, Vice President, Investments (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Investments of Sun Life Assurance Company of Canada, Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; President and Chief Executive Officer and Trustee of Sun Capital Advisers Trust; President and Chief Executive Officer and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Invesmtents LLC and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.) Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.


Davey S. Scoon, Vice President and Chief Administrative and Financial Officer and Treasurer (1999)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President and Chief Administrative and Financial Officer for Sun Life Assurance Company of Canada; Vice President, Chief Administrative and Financial Officer and Treasurer of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Vice President and Treasurer and Director of Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life of Canada (U.S.) SPE 97-I, Inc., and Sunesco Insurance Agency, Inc.; Vice President and Director of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.)Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited and Sun Canada Financial Co.; Treasurer and Director of Clarendon Insurance Agency, Inc. and Senior Vice President and Treasurer and Director of Sun Capital Advisers, Inc.; Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I; Assistant Treasurer of Sun Capital Advisors Trust; Director of Vision Financial Corporation; and Chairman and Director of Tufts Associated Health Plan, and Lead Director of Tufts Associated Health Maintenance Organization. He is a member of the Board of Directors for Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.


Robert P. Vrolyk, Vice President and Actuary (1986)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He currently is the Vice President and Chief Actuary of Sun Life Assurance Company of Canada; Vice President and Actuary of Keyport Life Insurance Company, Independence Lie and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Vice President and Director of Sun Life of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Holdings General Partner, Inc.; Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Life Financial (U.S.) Holdings, Inc.; a Director of Sun Benefit Services Company, Inc., a Vice President of Sun Life Financial (U.S.) Investments LLC; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.


Peter F. Demuth, Vice President and Chief Strategy and Business Development Officer (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President and Chief Strategy and Business Development Officer for Sun Life Assurance Company of Canada; Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; a Director of Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. and Vision Financial Corporation; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a Shareholder at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Mark W. DeTora, Vice President, Individual Insurance

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Individual Insurance of Sun Life Assurance Company of Canada (U.S.), Keyport Life Insurance Company and Independence Life and Annuity Company. He is a member of the Board of Directors of Worldinsure. Prior to 1999, he was Executive Vice President and Chief Operating Officer of Massachusetts Casualty Insurance Company.


Ellen B. King, Assistant Vice President and Senior Counsel and Secretary (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

She is Assistant Vice President and Senior Counsel for Sun Life Assurance Company of Canada; Assistant Vice President and Senior Counsel and Secretary of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (Japan) Inc., Sun Life Financial (U.S.) Investments, LLC, Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Holdings General Partner, Inc. and Vision Financial Corporation.

Ronald J. Fernandes, Vice President, Retirement Products and Services (1999)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Retirement Products and Services of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company and Sun Life Assurance Company of Canada. He is also President and Director of Sunesco Insurance Agency, Inc.; and Director of Clarendon Insurance Agency, Inc. and Sun Life of Canada (U.S.) Distributors, Inc. Prior to October 1999, Mr. Fernandes was Senior Vice President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.


Philip K. Polkinghorn, Vice President, Retirement Products and Services (2001)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Retirement Products and Services of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company. Prior to November 2001, Mr. Polkinghorn was formerly Interim Chairman and President of Keyport Life Insurance Company.


Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Georges C. Rouhart, FSA, MAAA, Product Officer.

Accountants

The financial statements of the Variable Account of the year ended December 31, 2001 and the financial statements of Sun Life Assurance Company of Canada (U.S.) for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Incorporation of Certain Documents by Reference

The Company's Annual Report on Form 10-K for the year ended December 31, 2001 filed with the SEC is incorporated by reference in this prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this prospectus.

The Company will furnish, without charge, to each person to whom a copy of this prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options and the Policy.

Financial Statements

Our financial statements, which are included in this prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001
Assets:	Shares	Cost	Value
Investments in mutual funds:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	21,780	$ 539,641	$ 473,056
V.I. Growth Fund (''AIM2'')	32,378	619,152	530,026
V.I. Growth and Income Fund (''AIM3'')	45,564	1,136,114	920,395
V.I. International Equity Fund (''AIM4'')	69,062	1,200,115	1,029,717
V.I. Value Fund (''AIM5'')	6,834	159,846	159,584
The Alger American Fund
Growth Portfolio (''AL1'')	25,749	1,137,479	946,790
Income and Growth Portfolio (''AL2'')	30,699	345,610	324,490
Small Capitalization Portfolio (''AL3'')	6,912	136,711	114,394
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	30,821	342,034	268,452
CORE Small Cap Equity Fund (''GS2'')	4,909	50,204	53,216
CORE US Equity Fund (''GS3'')	19,250	215,381	210,591
Growth and Income Fund (''GS4'')	8,624	80,945	80,460
International Equity Fund (''GS5'')	28,887	321,730	259,695
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	21,192	563,399	423,276
Massachusetts Investors Trust Series (''CGS'')	42,832	1,126,432	1,152,888
Emerging Growth Series (''EGS'')	41,777	819,017	666,799
Government Securities Series (''GGS'')	64,747	849,484	859,643
High Yield Series (''HYS'')	47,783	341,331	336,648
Massachusetts Investors Growth Stock Series (''MIS'')	58,555	673,539	567,902
New Discovery Series (''NWD'')	36,200	499,167	510,243
Total Return Series (''TRS'')	62,226	1,156,785	1,117,139
Utilities Series (''UTS'')	26,235	433,870	330,863
OCC Accumulation Trust
Equity Portfolio (''OP1'')	27,560	931,303	912,784
Mid Cap Portfolio (''OP2'')	19,475	250,970	262,138
Small Cap Portfolio (''OP3'')	16,353	475,145	527,542
Managed Portfolio (''OP4'')	1,163	49,250	46,691
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	1,639,184	1,639,184	1,639,184
Sun Capital Investment Grade Bond Fund (''SCA2'')	76,545	746,965	741,152
Sun Capital Real Estate Fund (''SCA3'')	23,415	273,609	277,402
Sun Capital Select Equity Fund (''SCA4'')	35,905	359,602	328,154
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	61,365	790,670	826,917
Sun Capital Investors Foundation Fund (''SCA6'')	18,729	178,694	167,078
Sun Capital Davis Venture Value Fund (''SCA7'')	4,492	38,494	39,256
Sun Capital Davis Financial Fund (''SCA8'')	3,191	32,499	33,468
Sun Capital Value Equity Fund (''SCA9'')	17,502	189,575	183,228
Sun Capital Value Mid Cap Fund (''SCA '')	2,722	26,120	29,897
Sun Capital Value Small Cap Fund (''SCB'')	11,043	131,543	141,583
Sun Capital Value Managed Fund (''SCC'')	1,490	15,344	15,631
Sun Capital Neuberger Berman Mid Cap Value Fund (''SCH'')	1,941	17,912	19,139
Sun Capital Neuberger Berman Mid Cap Growth Fund (''SCI'')	6,738	55,030	58,947

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Shares	Cost	Value
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund (''IV1'')	3,545	$ 41,503	$ 44,460
VIF Small Company Growth Fund (''IV2'')	3,003	40,096	44,201
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio (''AN2'')	4,057	63,551	69,580
VP Growth and Income Portfolio (''AN3'')	3,294	71,897	72,570
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio (''FL4'')	8,922	1,087,843	1,159,303
Fidelity VIP Money Market Portfolio (''FL5'')	6,142,754	6,142,754	6,142,754
Fidelity VIP ContrafundTM Portfolio (''FL6'')	8,682	168,434	174,157
Fidelity VIP Overseas Portfolio (''FL7'')	4,194	57,763	58,002
Fidelity VIP Growth Portfolio (''FL8'')	3,049	98,570	102,093
Net Assets		$26,722,306	$25,453,578

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Net Assets Applicable to Contract Owners:
Futurity Variable Universal Life Contracts - Level 1:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	37,477	$ 8.9518	$ 335,484
V.I. Growth Fund (''AIM2'')	59,803	6.2384	373,075
V.I. Growth and Income Fund (''AIM3'')	50,579	7.6755	388,221
V.I. International Equity Fund (''AIM4'')	64,397	8.0931	521,172
The Alger American Fund
Growth Portfolio (''AL1'')	40,930	8.7246	357,102
Income and Growth Portfolio (''AL2'')	16,915	11.1531	188,653
Small Capitalization Portfolio (''AL3'')	13,006	6.7692	88,038
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	31,643	7.2043	227,968
CORE Small Cap Equity Fund (''GS2'')	3,486	11.9792	41,765
CORE US Equity Fund (''GS3'')	8,733	8.5908	75,020
Growth and Income Fund (''GS4'')	8,653	8.4980	73,535
International Equity Fund (''GS5'')	13,564	8.1467	110,503
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	37,028	8.2440	305,260
Massachusetts Investors Trust Series (''CGS'')	17,437	8.5856	149,704
Emerging Growth Series (''EGS'')	54,717	8.2260	450,096
Government Securities Series (''GGS'')	34,641	11.8742	411,339
High Yield Series (''HYS'')	15,930	9.5552	152,215
Massachusetts Investors Growth Stock Series (''MIS'')	53,354	8.6030	459,005
New Discovery Series (''NWD'')	19,678	14.3770	282,914
Total Return Series (''TRS'')	64,682	11.3940	736,986
Utilities Series (''UTS'')	27,176	9.7276	264,358
OCC Accumulation Trust
Equity Portfolio (''OP1'')	21,994	9.7826	215,158
Mid Cap Portfolio (''OP2'')	14,254	15.9368	227,166
Small Cap Portfolio (''OP3'')	15,742	14.8590	233,908
Managed Portfolio (''OP4'')	3,537	10.3233	36,516
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	101,211	10.9926	1,112,570
Sun Capital Investment Grade Bond Fund (''SCA2'')	26,429	11.5992	306,555
Sun Capital Real Estate Fund (''SCA3'')	11,819	14.1334	167,045
Sun Capital Select Equity Fund (''SCA4'')	27,384	9.4179	257,899
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	29,141	15.1340	441,022
Sun Capital Investors Foundation Fund (''SCA6'')	7,704	9.5638	73,680
Net Assets Applicable to Contract Holders			$9,063,932

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Net Assets Applicable to Contract Owners:
Futurity Survivorship Variable Universal Life Contracts - Level 2:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	6,519	$ 7.1213	$ 46,422
V.I. Growth Fund (''AIM2'')	12,414	5.2580	65,271
V.I. Growth and Income Fund (''AIM3'')	67,054	6.8204	457,330
V.I. International Equity Fund (''AIM4'')	34,748	6.5744	228,445
The Alger American Fund
Growth Portfolio (''AL1'')	48,192	7.6308	367,739
Income and Growth Portfolio (''AL2'')	7,908	8.6431	68,353
Small Capitalization Portfolio (''AL3'')	2,832	5.9705	16,911
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	2,960	6.3268	18,728
CORE Small Cap Equity Fund (''GS2'')	879	11.6444	10,241
CORE US Equity Fund (''GS3'')	13,910	8.2701	115,040
Growth and Income Fund (''GS4'')	683	8.8948	6,072
International Equity Fund (''GS5'')	21,108	7.0318	148,424
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	1,791	7.0162	12,566
Massachusetts Investors Trust Series (''CGS'')	6,565	8.7234	57,271
Emerging Growth Series (''EGS'')	11,591	5.5742	64,612
Government Securities Series (''GGS'')	10,850	11.6117	125,985
High Yield Series (''HYS'')	6,843	9.4288	64,520
Massachusetts Investors Growth Stock Series (''MIS'')	7,372	7.2021	53,094
New Discovery Series (''NWD'')	7,264	10.3189	74,960
Total Return Series (''TRS'')	10,296	11.6752	120,209
Utilities Series (''UTS'')	4,398	8.1298	35,758
OCC Accumulation Trust
Equity Portfolio (''OP1'')	64,948	10.7264	696,656
Mid Cap Portfolio (''OP2'')	2,601	12.7340	33,126
Small Cap Portfolio (''OP3'')	19,176	15.2403	292,251
Managed Portfolio (''OP4'')	855	10.6822	9,133
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	49,119	10.7090	526,022
Sun Capital Investment Grade Bond Fund (''SCA2'')	8,582	11.4493	98,257
Sun Capital Real Estate Fund (''SCA3'')	2,445	13.5354	33,095
Sun Capital Select Equity Fund (''SCA4'')	3,958	7.7084	30,512
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	12,454	11.5847	144,274
Sun Capital Investors Foundation Fund (''SCA6'')	9,039	8.8970	80,424
Net Assets Applicable to Contract Holders			$4,101,701

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Net Assets Applicable to Contract Owners:
Futurity Variable Universal Life Contracts - Level 3:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	10,668	$ 8.4052	$ 89,669
V.I. Growth Fund (''AIM2'')	10,798	8.4327	91,056
V.I. Growth and Income Fund (''AIM3'')	9,082	8.1592	74,103
V.I. International Equity Fund (''AIM4'')	32,874	8.4862	278,970
V.I. Value Fund (''AIM5'')	18,318	8.7119	159,584
The Alger American Fund
Growth Portfolio (''AL1'')	26,440	8.3638	221,142
Income and Growth Portfolio (''AL2'')	7,622	8.7057	66,351
Small Capitalization Portfolio (''AL3'')	1,060	8.3080	8,803
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	2,535	8.3329	21,124
CORE US Equity Fund (''GS3'')	2,302	8.7568	20,160
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	12,869	8.1245	104,551
Massachusetts Investors Trust Series (''CGS'')	107,830	8.7630	944,915
Emerging Growth Series (''EGS'')	19,296	7.8350	151,185
Government Securities Series (''GGS'')	30,657	10.4815	321,334
High Yield Series (''HYS'')	12,287	9.6974	119,151
Massachusetts Investors Growth Stock Series (''MIS'')	6,737	8.2977	55,900
New Discovery Series (''NWD'')	16,426	9.1851	150,875
Total Return Series (''TRS'')	26,638	9.7290	259,165
Utilities Series (''UTS'')	3,907	7.6101	29,735
Sun Capital Advisers Trust
Sun Capital Investment Grade Bond Fund (''SCA2'')	32,298	10.3754	335,100
Sun Capital Real Estate Fund (''SCA3'')	6,813	11.1390	75,894
Sun Capital Select Equity Fund (''SCA4'')	4,400	8.8207	38,811
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	25,566	9.4068	240,493
Sun Capital Investors Foundation Fund (''SCA6'')	1,351	8.8785	11,997
Sun Capital Davis Venture Value Fund (''SCA7'')	4,374	8.9758	39,256
Sun Capital Davis Financial Fund (''SCA8'')	3,681	9.0939	33,473
Sun Capital Value Equity Fund (''SCA 9'')	20,381	8.9908	183,241
Sun Capital Value Mid Cap Fund (''SCA '')	3,015	9.9136	29,886
Sun Capital Value Small Cap Fund (''SCB'')	13,936	10.1591	141,573
Sun Capital Value Managed Fund (''SCC'')	1,740	8.9868	15,634
Sun Capital Neuberger Berman Mid Cap Value Fund (''SCH'')	2,023	9.4579	19,134
Sun Capital Neuberger Berman Mid Cap Growth Fund (''SCI'')	7,284	8.0944	58,956
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund (''IV1'')	5,772	7.7027	44,460
VIF Small Company Growth Fund (''IV2'')	5,354	8.2557	44,202
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio (''AN2'')	9,098	7.6482	69,580
VP Growth and Income Portfolio (''AN3'')	8,044	9.0215	72,570

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio (''FL4'')	131,695	$ 8.8029	$ 1,159,303
Fidelity VIP Money Market Portfolio (''FL5'')	602,506	10.1954	6,142,786
Fidelity VIP ContrafundTM Portfolio (''FL6'')	18,735	9.2956	174,157
Fidelity VIP Overseas Portfolio (''FL7'')	7,279	8.0972	58,938
Fidelity VIP Growth Portfolio (''FL8'')	12,198	8.4226	102,742
Net Assets Applicable to Contract Holders			$12,259,959
Net Assets Applicable to Sponsor			$ 27,986
Total Net Assets			$25,453,578

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations For the Years Ended December 31, 2001, 2000 and 1999
	AIM1 Sub-Account			AIM2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$-	$-	$-	$ 1,255	$ 25	$ 2
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (52,274)	$ (281)	$-	$ (88,749)	$ (2,895)	$-
Realized gain distributions	38,173	3,097	28	-	8,754	40
Net realized gains (losses)	$ (14,101)	$ 2,816	$ 28	$ (88,749)	$ 5,859	$ 40
Change in unrealized appreciation (depreciation) during year	$ (49,436)	$ (17,451)	$ 302	$ (24,652)	$ (64,642)	$ 168
Increase (Decrease) in Net Assets from Operations	$ (63,537)	$ (14,635)	$ 330	$ (112,146)	$ (58,758)	$ 210
	AIM3 Sub-Account			AIM4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 457	$ 650	$ 6	$ 3,229	$ 768	$ 9
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (76,544)	$ (786)	$-	$ (35,996)	$ (4,803)	$-
Realized gain distributions	-	14,002	4	25,253	19,671	39
Net realized gains (losses)	$ (76,544)	$ 13,216	$ 4	$ (10,743)	$ 14,868	$ 39
Change in unrealized appreciation (depreciation) during year	$ (97,241)	$ (118,650)	$ 172	$ (123,811)	$ (47,025)	$ 438
Increase (Decrease) in Net Assets from Operations	$(173,328)	$ (104,784)	$ 182	$ (131,325)	$ (31,389)	$ 486
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
AIM5 Sub-Account		AL1 Sub-Account
Year Ended December 31, 2001 (b)		Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 207	$ 1,316	$-	$-
Realized and unrealized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$ (232)	$ (33,988)	$ (2,884)	$-
Realized gain distributions	3,146	71,385	4,985	-
Net realized gains (losses)	$ 2,914	$ 37, 397	$ 2,101	$-
Change in unrealized appreciation (depreciation) during year	$ (262)	$ (112,584)	$ (78,284)	$ 179
Increase (Decrease) in Net Assets from Operations	$ 2,859	$ (73,871)	$ (76,183)	$ 179
	AL2 Sub-Account			AL3 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 583	$-	$-	$ 42	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (11,700)	$ (262)	$-	$ (7,025)	$ (498)	$-
Realized gain distributions	11,036	541	-	-	2,476	-
Net realized gains (losses)	$ (664)	$ 279	$-	$ (7,025)	$ 1,978	$-
Change in unrealized appreciation (depreciation) during year	$ (19,945)	$ (1,515)	$ 340	$ (14,825)	$ (7,832)	$ 340
Increase (Decrease) in Net Assets from Operations	$ (20,026)	$ (1,236)	$ 340	$ (21,808)	$ (5,854)	$ 340
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999
(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	GS1 Sub-Account			GS2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 78	$ 977	$ 1	$ 151	$ 15	$ 3
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (31,752)	$ (2,045)	$-	$ (555)	$ 7	$-
Realized gain distributions	111	14,673	-	-	109	-
Net realized gains (losses)	$ (31,641)	$ 12,628	$-	$ (555)	$ 116	$-
Change in unrealized appreciation (depreciation) during year	$ (6,931)	$ (66,841)	$ 190	$ 2,996	$ (125)	$ 141
Increase (Decrease) in Net Assets from Operations	$ (38,494)	$ (53,236)	$ 191	$ 2,592	$ 6	$ 141
	GS3 Sub-Account			GS4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 476	$ 202	$ 4	$ 383	$ 68	$ 11
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (1,622)	$ (441)	$-	$ (2,011)	$ 335	$-
Realized gain distributions	-	181	12	-	-
Net realized gains (losses)	$ (1,622)	$ (260)	$ 12	$ (2,011)	$ 335	$-
Change in unrealized appreciation (depreciation) during year	$ (2,944)	$ (1,934)	$ 88	$ 612	$ (1,085)	$ (12)
Increase (Decrease) in Net Assets from Operations	$ (4,090)	$ (1,992)	$ 104	$ (1,016)	$ (682)	$ (1)
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	GS5 Sub-Account			CAS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 3,784	$-	$ 15	$ 1,091	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	(29,089)	(407)	-	$ (28,771)	(6)	-
Realized gain distributions	893	10,139	76	116,506	230	-
Net realized gains (losses)	$ (28,196)	$ 9,732	$ 76	$ 87,735	$ 224	$-
Change in unrealized appreciation (depreciation) during year	$ (32,311)	$ (29,859)	$ 135	$ (130,046)	$ (10,343)	$ 266
Increase (Decrease) in Net Assets from Operations	$ (56,723)	$ (20,127)	$ 226	$ (41,220)	$ (10,119)	$ 266
	CGS Sub-Account			EGS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 959	$ 8	$-	$-	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (18,574)	(9)	-	$ (91,582)	(1,615)	1,365
Realized gain distributions	10,457	69	-	62,261	8,344	(1,000)
Net realized gains (losses)	$ (8,117)	$ 60	$-	$ (29,321)	$ 6,729	$ 365
Change in unrealized appreciation (depreciation) during year	$ 26,326	$ 97	$ 33	$ (94,649)	$ (59,480)	$ 1,911
Increase (Decrease) in Net Assets from Operations	$ 19,168	$ 165	$ 33	$ (123,970)	$ (52,751)	$ 2,276
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	GGS Sub-Account			HYS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 16,235	$ 2,787	$-	$ 11,065	$ 1,731	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	8,457	(1,068)	-	(10,454)	(1,031)	-
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ 8,457	$ (1,068)	$-	$ (10,454)	$ (1,031)	$-
Change in unrealized appreciation (depreciation) during year	$ (155)	$ 10,314	$-	$ (3,070)	$ (1,636)	$ 23
Increase (Decrease) in Net Assets from Operations	$ 24,537	$ 12,033	$-	$ (2,459)	$ (936)	$ 23
	MIS Sub-Account			NWD Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 551	$ 24	$-	$-	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	(54,603)	486	171	(6,739)	445	-
Realized gain distributions	56,976	1,126	-	18,660	357	-
Net realized gains (losses)	$ 2,373	$ 1,612	$ 171	$ 11,921	$ 802	$-
Change in unrealized appreciation (depreciation) during year	$ (99,445)	$ (6,965)	$ 773	$ 9,116	$ 1,427	$ 533
Increase (Decrease) in Net Assets from Operations	$ (96,521)	$ (5,329)	$ 944	$ 21,037	$ 2,229	$ 533
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	TRS Sub-Account			UTS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 22,014	$ 172	$-	$ 9,696	$ 24	$ -
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	(7,715)	(36)	(3)	(16,300)	71	-
Realized gain distributions	39,758	294	-	26,541	175	-
Net realized gains (losses)	$ 32,043	$ 258	$ (3)	$ 10,241	$ 246	$ -
Change in unrealized appreciation (depreciation) during year	$ (45,723)	$ 6,086	$ (9)	$(104,051)	$ 824	$ 220
Increase (Decrease) in Net Assets from Operations	$ 8,334	$ 6,516	$ (12)	$ (84,114)	$ 1,094	$ 220
	OP1 Sub-Account			OP2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 3,909	$ 8	$-	$ 238	$ 125	$ 5
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	4,848	534	-	$ (2,026)	$ 590	$-
Realized gain distributions	3,736	99	-	7,019	3,156	23
Net realized gains (losses)	$ 8,584	$ 633	$-	$ 4,993	$ 3,746	$ 23
Change in unrealized appreciation (depreciation) during year	$ (92,068)	$ 73,577	$ (28)	$ 10,952	$ 38	$ 178
Increase (Decrease) in Net Assets from Operations	$ (79,575)	$ 74,218	$ (28)	$ 16,183	$ 3,909	$ 206
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	OP3 Sub-Account			OP4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 1,772	$ 6	$-	$ 58	$ 14	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ 4,089	$ 720	$-	$ (115)	$-	$-
Realized gain distributions	15,871	-	-	-	75	-
Net realized gains (losses)	$ 19,960	$ 720	$-	$ (115)	$ 75	$-
Change in unrealized appreciation (depreciation) during year	$ 15,506	$ 36,925	$ (34)	$ (2,573)	$ 9	$ 5
Increase (Decrease) in Net Assets from Operations	$ 37,238	$ 37,651	$ (34)	$ (2,630)	$ 98	$ 5
	SCA1 Sub-Account			SCA2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 46,021	$ 10,897	$ 17	$ 22,734	$ 3,600	$ 22
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$-	$-	$-	$ 5,097	$ 599	$-
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$-	$-	$-	$ 5,097	$ 559	$-
Change in unrealized appreciation (depreciation) during year	$-	$-	$-	$ (8,104)	$ 2,315	$ (24)
Increase (Decrease) in Net Assets from Operations	$ 46,021	$ 10,897	$ 17	$ 19,727	$ 6,474	$ (2)
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	SCA3 Sub-Account			SCA4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$ 13,214	$ 2,012	$ 51	$ 1,811	$ 27	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ 6,550	$ 180	$-	$ (14,346)	$ (465)	$-
Realized gain distributions	3,891	304	-	-	2,138	-
Net realized gains (losses)	$ 10,441	$ 484	$-	$ (14,346)	$ 1,673	$-
Change in unrealized appreciation (depreciation) during year	$ 3,330	$ 542	$ (79)	$ (23,161)	$ (8,551)	$ 264
Increase (Decrease) in Net Assets from Operations	$ 26,985	$ 3,038	$ (28)	$ (35,696)	$ (6,851)	$ 264
	SCA5 Sub-Account			SCA6 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Income:
Dividend income	$-	$-	$-	$ 535	$ 33	$ 2
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (21,548)	$ 651	$-	$ (1,954)	$ (82)	$-
Realized gain distributions	-	12,139	38	-	1,498	-
Net realized gains (losses)	$ (21,548)	$ 12,790	$ 38	$ (1,954)	$ 1,416	$-
Change in unrealized appreciation (depreciation) during year	$ 47,525	$ (11,535)	$ 257	$ (9,936)	$ (1,800)	$ 120
Increase (Decrease) in Net Assets from Operations	$ 25,977	$ 1,255	$ 295	$ (11,355)	$ (351)	$ 122
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	SCA7 Sub-Account	SCA8 Sub-Account	SCA9 Sub-Account	SCA Sub-Account	SCB Sub-Account	SCC Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Income:
Dividend income	$ 173	$-	$ 851	$ 38	$ 23	$ 111
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (27)	$ (25)	$ (338)	$ (128)	$ (147)	$ 2
Realized gain distributions	-	-	5,968	-	1,349	69
Net realized gains (losses)	$ (27)	$ (25)	$ 5,630	$ (128)	$ 1,202	$ 71
Change in unrealized appreciation (depreciation) during year	$ 762	$ 969	$ (6,347)	$ 3,777	$ 10,040	$ 287
Increase (Decrease) in Net Assets from Operations	$ 908	$ 944	$ 134	$ 3,687	$ 11,265	$ 469
	SCH Sub-Account	SCI Sub-Account	IV1 Sub-Account	IV2 Sub-Account	AN2 Sub-Account	AN3 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2000 (b)	Year Ended December 31, 2000 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Income:
Dividend income	$ 63	$-	$-	$-	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (34)	$ (3,492)	$ (29)	$ (160)	$ 37	$ (46)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$ (34)	$ (3,492)	$ (29)	$ (160)	$ 37	$ (46)
Change in unrealized appreciation (depreciation) during year	$ 1,227	$ 3,917	$ 2,957	$ (4,105)	$ 6,029	$ 673
Increase (Decrease) in Net Assets from Operations	$ 1,256	$ 425	$ 2,928	$ (3,945)	$ 6,066	$ 627
(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999 - continued
	FL4 Sub-Account	FL5 Sub-Account	FL6 Sub-Account	FL7 Sub-Account	FL8 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Income:
Dividend income	$-	$ 30,496	$-	$-	$-
Realized and unrealized gains (losses) on investment
transactions:
Realized gains (losses) on sale of fund shares	$ (1,577)	$-	$ 129	$ (38)	$ 48
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$ (1,577)	$-	$ 129	$ (38)	$ 48
Change in unrealized appreciation (depreciation) during year	$ 71,460	$-	$ 5,723	$ 239	$ 3,523
Increase (Decrease) in Net Assets from Operations	$ 69,883	$ 30,496	$ 5,852	$ 201	$ 3,571
(b) For the period May 1, 2001 (commencement of operations of Sub-Accounts) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets
	AIM1 Sub-Account			AIM2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$-	$ 1,255	$ 25	$ 2
Net realized gains (losses)	(14,101)	2,816	28	(88,749)	5,859	40
Net unrealized gains (losses)	(49,436)	(17,451)	302	(24,652)	(64,642)	168
Net increase (decrease) in net assets from operations:	$ (63,537)	$ (14,635)	$ 330	$ (112,146)	$ (58,758)	$ 210
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 75,920	$ 10,940	$ 1,000	$ 141,210	$ 5,003	$ 1,000
Net transfers between sub-accounts and fixed accounts	414,587	139,238	-	321,978	335,272	375
Withdrawals and surrenders	(33,372)	-	-	(20,741)	-	-
Mortality and expense risk charges	(1,899)	(238)	-	(2,149)	(500)	-
Charges for life insurance protection and monthly expense charge	(46,608)	(8,670)	-	(62,797)	(17,931)	-
Net increase (decrease) in net assets from contract owner activity	$ 408,628	$ 141,270	$ 1,000	$ 377,501	$ 321,844	$ 1,375
Total increase (decrease) in net assets	$ 345,091	$ 126,635	$ 1,330	$ 265,355	$ 263,086	$ 1,585
Net Assets
Beginning of period	127,965	1,330	-	264,671	1,585	-
End of period	$ 473,056	$ 127,965	$ 1,330	$ 530,026	$ 264,671	$ 1,585
	AIM3 Sub-Account			AIM4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 457	$ 650	$ 6	$ 3,229	$ 768	$ 9
Net realized gains (losses)	(76,544)	13,216	4	(10,743)	14,868	39
Net unrealized gains (losses)	(97,241)	(118,650)	172	(123,811)	(47,025)	438
Net increase (decrease) in net assets from operations:	$ (173,328)	$ (104,784)	$ 182	$ (131,325)	$ (31,389)	$ 486
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 265,649	$ 56,135	$ 1,000	$ 272,398	$ 7,129	$ 1,000
Net transfers between sub-accounts and fixed accounts	414,146	542,458	-	659,076	379,130	749
Withdrawals and surrenders	-	-	-	(3,021)	-	-
Mortality and expense risk charges	(4,166)	(1,153)	-	(3,469)	(552)	-
Charges for life insurance protection and monthly expense charge	(57,583)	(18,161)	-	(93,746)	(26,749)	-
Net increase (decrease) in net assets from contract owner activity	$ 618,046	$ 579,279	$ 1,000	$ 831,238	$ 358,958	$ 1,749
Total increase (decrease) in net assets	$ 444,718	$ 474,495	$ 1,182	$ 699,913	$ 327,569	$ 2,235
Net Assets
Beginning of period	475,677	1,182	-	329,804	2,235	-
End of period	$ 920,395	$ 475,677	$ 1,182	$1,029,717	$ 329,804	$ 2,235
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	AIM5 Sub-Account	AL1 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 207	$ 1,316	$ -	$ -
Net realized gains (losses)	2,914	37,397	2,101	-
Net unrealized gains (losses)	(262)	(112,584)	(78,284)	179
Net increase (decrease) in net assets from operations:	$ 2,859	$ (73,871)	$ (76,183)	$ 179
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 2,021	$ 173,061	$ 36,768	$ 1,000
Net transfers between sub-accounts and fixed accounts	158,980	595,681	373,473	-
Withdrawals and surrenders	-	-	-	-
Mortality and expense risk charges	(133)	(3,290)	(894)	-
Charges for life insurance protection and monthly expense charge	(4,143)	(61,600)	(17,534)	-
Net increase (decrease) in net assets from contract owner activity	$ 156,725	$ 703,852	$ 391,813	$ 1,000
Total increase (decrease) in net assets	$ 159,584	$ 629,981	$ 315,630	$ 1,179
Net Assets
Beginning of period	-	316,809	1,179	-
End of period	$ 159,584	$ 946,790	$ 316,809	$ 1,179
	AL2 Sub-Account			AL3 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 583	$-	$-	$ 42	$-	$-
Net realized gains (losses)	(664)	279	-	(7,025)	1,978	-
Net unrealized gains (losses)	(19,945)	(1,515)	340	(14,825)	(7,832)	340
Net increase (decrease) in net assets from operations:	$ (20,026)	$ (1,236)	$ 340	$ (21,808)	$ (5,854)	$ 340
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 34,208	$ 2,364	$ 1,000	$ 19,823	$ 814	$ 1,000
Net transfers between sub-accounts and fixed accounts	250,590	81,744	-	59,658	70,622	-
Withdrawals and surrenders	-	-	-	-	-	-
Mortality and expense risk charges	(1,138)	(90)	-	(491)	(73)	-
Charges for life insurance protection and monthly expense charge	(21,824)	(1,442)	-	(8,148)	(1,489)	-
Net increase (decrease) in net assets from contract owner activity	$ 261,836	$ 82,576	$ 1,000	$ 70,842	$ 69,874	$ 1,000
Total increase (decrease) in net assets	$ 241,810	$ 81,340	$ 1,340	$ 49,034	$ 64,020	$ 1,340
Net Assets
Beginning of period	82,680	1,340	-	65,360	1,340	-
End of period	$ 324,490	$ 82,680	$ 1,340	$ 114,394	$ 65,360	$ 1,340
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999
(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	GS1 Sub-Account			GS2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 78	$ 977	$ 1	$ 151	$ 15	$ 3
Net realized gains (losses)	(31,641)	12,628	-	(555)	116	-
Net unrealized gains (losses)	(6,931)	(66,841)	190	2,996	(125)	141
Net increase (decrease) in net assets from operations:	$ (38,494)	$ (53,236)	$ 191	$ 2,592	$ 6	$ 144
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 65,334	$ 313	$ 1,000	$ 6,177	$-	$ 1,000
Net transfers between sub-accounts and fixed accounts	116,067	223,186	-	45,038	2,690	-
Withdrawals and surrenders	(139)	-	-	-	-	-
Mortality and expense risk charges	(1,185)	(620)	-	(170)	(2)	-
Charges for life insurance protection and monthly expense charge	(31,725)	(12,240)	-	(4,161)	(98)	-
Net increase (decrease) in net assets from contract owner activity	$ 148,352	$ 210,639	$ 1,000	$ 46,884	$ 2,590	$ 1,000
Total increase (decrease) in net assets	$ 109,858	$ 157,403	$ 1,191	$ 49,476	$ 2,596	$ 1,144
Net Assets
Beginning of period	158,594	1,191	-	3,740	1,144	-
End of period	$ 268,452	$ 158,594	$ 1,191	$ 53,216	$ 3,740	$ 1,144
	GS3 Sub-Account			GS4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 476	$ 202	$ 4	$ 383	$ 68	$ 11
Net realized gains (losses)	(1,622)	(260)	12	(2,011)	335	-
Net unrealized gains (losses)	(2,944)	(1,934)	88	612	(1,085)	(12)
Net increase (decrease) in net assets from operations:	$ (4,090)	$ (1,992)	$ 104	$ (1,016)	$ (682)	$ (1)
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 7,198	$ 295	$ 1,000	$ 29,396	$-	$ 1,000
Net transfers between sub-accounts and fixed accounts	182,565	33,819	561	47,271	23,017	-
Withdrawals and surrenders	-	-	-	-	-	-
Mortality and expense risk charges	(425)	(64)	-	(323)	(70)	-
Charges for life insurance protection and monthly expense charge	(6,872)	(1,508)	-	(13,080)	(5,052)	-
Net increase (decrease) in net assets from contract owner activity	$ 182,466	$ 32,542	$ 1,561	$ 63,264	$ 17,895	$ 1,000
Total increase (decrease) in net assets	$ 178,376	$ 30,550	$ 1,665	$ 62,248	$ 17,213	$ 999
Net Assets
Beginning of period	32,215	1,665	-	18,212	999	-
End of period	$ 210,591	$ 32,215	$ 1,665	$ 80,460	$ 18,212	$ 999
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	GS5 Sub-Account			CAS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 3,764	$ -	$ 15	$ 1,091	$ -	$ -
Net realized gains (losses)	(28,196)	9,732	76	87,735	224	-
Net unrealized gains (losses)	(32,311)	(29,859)	135	(130,046)	(10,343)	266
Net increase (decrease) in net assets from operations:	$ (56,723)	$ (20,127)	$ 226	$ (41,220)	$ (10,119)	$ 266
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 72,925	$ 18,327	$ 1,000	$ 43,855	$ 143	$ 1,000
Net transfers between sub-accounts and fixed accounts	135,920	174,182	-	318,991	140,293	-
Withdrawals and surrenders	(32,753)	-	-	(212)	-	-
Mortality and expense risk charges	(1,289)	(375)	-	(1,708)	(117)	-
Charges for life insurance protection and monthly expense charge	(27,852)	(3,766)	-	(26,551)	(1,345)	-
Net increase (decrease) in net assets from contract owner activity	$ 146,951	$ 188,368	$ 1,000	$ 334,375	$ 138,974	$ 1,000
Total increase (decrease) in net assets	$ 90,228	$ 168,241	$ 1,226	$ 293,155	$ 128,855	$ 1,266
Net Assets
Beginning of period	169,467	1,226	-	130,121	1,266	-
End of period	$ 259,695	$ 169,467	$ 1,226	$ 423,276	$ 130,121	$ 1,266
	CGS Sub-Account			EGS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$ 959	$ 8	$ -	$-	$-	$-
Net realized gains (losses)	(8,117)	60	-	(29,321)	6,729	365
Net unrealized gains (losses)	26,326	97	33	(94,649)	(59,480)	1,911
Net increase (decrease) in net assets from operations:	$ 19,168	$ 165	$ 33	$ (123,970)	$ (52,751)	$ 2,276
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$ 397,854	$ 605	$ 1,000	$ 181,923	$ 5,076	$ 1,000
Net transfers between sub-accounts and fixed accounts	758,272	41,958	-	412,644	329,267	9,901
Withdrawals and surrenders	(33,462)	-	-	(1,612)	-	(1,314)
Mortality and expense risk charges	(2,247)	(24)	-	(2,410)	(692)	(6)
Charges for life insurance protection and monthly expense charge	(30,197)	(237)	-	(67,328)	(25,024)	(181)
Net increase (decrease) in net assets from contract owner activity	$1,090,220	$ 42,302	$ 1,000	$ 523,217	$ 308,627	$ 9,400
Total increase (decrease) in net assets	$1,109,388	$ 42,467	$ 1,033	$ 399,247	$ 255,876	$11,676
Net Assets
Beginning of period	43,500	1,033	-	267,552	11,676	-
End of period	$1,152,888	$ 43,500	$ 1,033	$ 666,799	$ 267,552	$11,676
(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	GGS Sub-Account			HYS Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$16,235	$2,787	$-	$11,065	$1,731	$-
Net realized gains (losses)	8,457	(1,068)	-	(10,454)	(1,031)	-
Net unrealized gains (losses)	(155)	10,314	-	(3,070)	(1,636)	23
Net increase (decrease) in net assets from operations:	$24,537	$12,033	$-	$(2,459)	$(936)	$23
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$195,430	$2,441	$1,000	$81,308	$1,397	$1,000
Net transfers between sub-accounts and fixed accounts	575,946	195,649	561	229,881	49,034	187
Withdrawals and surrenders	250	-	-	(291)	-	-
Mortality and expense risk charges	(2,467)	(522)	-	(936)	(83)	-
Charges for life insurance protection and monthly expense charge	(109,927)	(35,288)	-	(18,873)	(2,604)	-
Net increase (decrease) in net assets from contract owner activity	$659,232	$162,280	$1,561	$291,089	$47,744	$1,187
Total increase (decrease) in net assets	$683,769	$174,313	$1,561	$288,630	$46,808	$1,210
Net Assets
Beginning of period	175,874	1,561	-	48,018	1,210	-
End of period	$859,643	$175,874	$1,561	$336,648	$48,018	$1,210

	MIS Sub-Account			NWD Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$551	$24	$-	$-	$-	$-
Net realized gains (losses)	2,373	1,612	171	11,921	802	-
Net unrealized gains (losses)	(99,445)	(6,965)	773	9,116	1,427	533
Net increase (decrease) in net assets from operations:	$(96,521)	$(5,329)	$944	$21,037	$2,229	$533
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$73,230	$2,250	$1,000	$25,839	$868	$1,000
Net transfers between sub-accounts and fixed accounts	515,279	150,206	9,901	453,624	45,280	-
Withdrawals and surrenders	(18,647)	-	(1,145)	(13,858)	-	-
Mortality and expense risk charges	(2,654)	(226)	(6)	(1,474)	(46)	-
Charges for life insurance protection and monthly expense charge	(52,918)	(7,284)	(178)	(23,554)	(1,235)	-
Net increase (decrease) in net assets from contract owner activity	$514,290	$144,946	$9,572	$440,577	$44,867	$1,000
Total increase (decrease) in net assets	$417,769	$139,617	$10,516	$461,614	$47,096	$1,533
Net Assets
Beginning of period	150,133	10,516	-	48,629	1,533	-
End of period	$567,902	$150,133	$10,516	$510,243	$48,629	$1,533

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	TRS Sub-Account				UTS Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)		Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$22,014	$172	$-	$	$9,696	$24	$-
Net realized gains (losses)	32,043	258	(3)		10,241	246	-
Net unrealized gains (losses)	(45,723)	6,086	(9)		(104,051)	824	220
Net increase (decrease) in net assets from operations:	$8,334	$6,516	$(12)		$(84,114)	$1,094	$220
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$68,183	$1,422	$1,000	$	$80,701	$48	$1,000
Net transfers between sub-accounts and fixed accounts	1,036,498	72,895	4,951		288,123	92,246	-
Withdrawals and surrenders	(1,161)	-	(985)		(125)	-	-
Mortality and expense risk charges	(4,022)	(168)	(2)		(1,517)	(156)	-
Charges for life insurance protection and monthly expense charge	(74,073)	(2,152)	(85)		(37,043)	(9,614)	-
Net increase (decrease) in net assets from contract owner activity	$1,025,425	$71,997	$4,879		$330,139	$82,524	$1,000
Total increase (decrease) in net assets	$1,033,759	$78,513	$4,867		$246,025	$83,618	$1,220
Net Assets
Beginning of period	83,380	4,867	-		84,838	1,220	-
End of period	$1,117,139	$83,380	$4,867		$330,863	$84,838	$1,220

	OP1 Sub-Account			OP2 Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
I Increase (Decrease) in net assets from operations:
Net investment income (loss)	$3,909	$8	$-	$238	$125	$5
Net realized gains (losses)	8,584	633	-	4,993	3,746	23
Net unrealized gains (losses)	(92,068)	73,577	(28)	10,952	38	178
Net increase (decrease) in net assets from operations:	$(79,575)	$74,218	$(28)	$16,183	$3,909	$206
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$274,223	$55,584	$1,000	$28,574	$(134)	$1,000
Net transfers between sub-accounts and fixed accounts	173,633	466,926	-	247,930	37,475	-
Withdrawals and surrenders	(1,635)	-	-	(44,036)	-	-
Mortality and expense risk charges	(4,347)	(1,214)	-	(1,124)	(58)	-
Charges for life insurance protection and monthly expense charge	(37,074)	(8,927)	-	(26,404)	(1,383)	-
Net increase (decrease) in net assets from contract owner activity	$404,800	$512,369	$1,000	$204,940	$35,900	$1,000
Total increase (decrease) in net assets	$325,225	$586,587	$972	$221,123	$39,809	$1,206
Net Assets
Beginning of period	587,559	972	-	41,015	1,206	-
End of period	$912,784	$587,559	$972	$262,138	$41,015	$1,206

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
OP3 Sub-Account	OP4 Sub-Account

Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$1,772	$6	$-	$58	$14	$-
Net realized gains (losses)	19,960	720	-	(115)	75	-
Net unrealized gains (losses)	15,506	36,925	(34)	(2,573)	9	5
Net increase (decrease) in net assets from operations:	$37,238	$37,651	$(34	) $	(2,630	) $	98	$5
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$104,721	$18,274	$1,000	$3,766	$-	$1,000
Net transfers between sub-accounts and fixed accounts	179,868	178,297	-	48,176	-	-
Withdrawals and surrenders	(780)	-	-	(10)	-	-
Mortality and expense risk charges	(2,078)	(401)	-	(141)	-	-
Charges for life insurance protection and monthly expense charge	(22,882)	(3,332)	-	(3,573)	-	-
Net increase (decrease) in net assets from contract owner activity	$258,849	$192,838	$1,000	$48,218	$-	$1,000
Total increase (decrease) in net assets	$296,087	$230,489	$966	$45,588	$98	$1,005
Net Assets
Beginning of period	231,455	966	-	1,103	1,005	-
End of period	$527,542	$231,455	$966	$46,691	$1,103	$1,005

	SCA1 Sub-Account			SCA2 Sub-Account

	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$46,021	$10,897	$17	$22,734	$3,600	$22
Net realized gains (losses)	-	-	-	5,097	559	-
Net unrealized gains (losses)	-	-	-	(8,104)	2,315	(24)
Net increase (decrease) in net assets from operations	$46,021	$10,897	$17	$19,727	$6,474	$(2)
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$295,093	$3,884	$1,000	$118,004	$5,402	$1,000
Net transfers between sub-accounts and fixed accounts	1,532,543	278,714	-	566,182	133,671	749
Withdrawals and surrenders	(420,282)	-	-	(36,662)	-	-
Mortality and expense risk charges	(8,453)	(1,037)	-	(2,198)	(307)	-
Charges for life insurance protection and monthly expense charge	(87,961)	(11,252)	-	(59,400)	(11,488)	-
Net increase (decrease) in net assets from contract owner activity	$1,310,940	$270,309	$1,000	$585,926	$127,278	$1,749
Total increase (decrease) in net assets	$1,356,961	$281,206	$1,017	$605,653	$133,752	$1,747
Net Assets
Beginning of period	282,223	1,017	-	135,499	1,747	-
End of period	$1,639,184	$282,223	$1,017	$741,152	$135,499	$1,747

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued

	SCA3 Sub-Account			SCA4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$13,214	$2,012	$51	$1,811	$27	$-
Net realized gains (losses)	10,441	484	-	(14,346)	1,673	-
Net unrealized gains (losses)	3,330	542	(79)	(23,161)	(8,551)	264
Net increase (decrease) in net assets from operations:	$26,985	$3,038	$(28)	$(35,696)	$(6,851)	$264
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$53,306	$142	$1,000	$32,283	$414	$1,000
Net transfers between sub-accounts and fixed accounts	173,618	55,523	-	300,144	68,975	-
Withdrawals and surrenders	(9,972)	-	-	(1,601)	-	-
Mortality and expense risk charges	(1,015)	(54)	-	(1,504)	(104)	-
Charges for life insurance protection and monthly expense charge	(22,015)	(3,126)	-	(23,375)	(5,795)	-
Net increase (decrease) in net assets from contract owner activity	$193,922	$52,485	$1,000	$305,947	$63,490	$1,000
Total increase (decrease) in net assets	$220,907	$55,523	$972	$270,251	$56,639	$1,264
Net Assets
Beginning of period	56,495	972	-	57,903	1,264	-
End of period	$277,402	$56,495	$972	$328,154	$57,903	$1,264

	SCA5 Sub-Account			SCA6 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999 (a)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$-	$535	$33	$2
Net realized gains (losses)	(21,548)	12,790	38	(1,954)	1,416	-
Net unrealized gains (losses)	47,525	(11,535)	257	(9,936)	(1,800)	120
Net increase (decrease) in net assets from operations:	$25,977	$1,255	$295	$(11,355)	$(351)	$122
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$120,011	$3,299	$1,000	$92,402	$-	$1,000
Net transfers between sub-accounts and fixed accounts	574,994	151,722	562	47,594	49,492	-
Withdrawals and surrenders	521	-	-	-	-	-
Mortality and expense risk charges	(2,530)	(189)	-	(666)	(69)	-
Charges for life insurance protection and monthly expense charge	(46,474)	(3,526)	-	(8,255)	(2,836)	-
Net increase (decrease) in net assets from contract owner activity	$646,522	$151,306	$1,562	$131,075	$46,587	$1,000
Total increase (decrease) in net assets	$672,499	$152,561	$1,857	$119,720	$46,236	$1,122
Net Assets
Beginning of period	154,418	1,857	-	47,358	1,122	-
End of period	$826,917	$154,418	$1,857	$167,078	$47,358	$1,122

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	SCA7 Sub-Account	SCA8 Sub-Account	SCA9 Sub-Account	SCA Sub-Account	SCB Sub-Account	SCC Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$173	$-	$851	$38	$23	$111
Net realized gains (losses)	(27)	(25)	5,630	(128)	1,202	71
Net unrealized gains (losses)	762	969	(6,347)	3,777	10,040	287
Net increase (decrease) in net assets from operations:	$908	$944	$134	$3,687	$11,265	$469
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received.	$1,576	$111	$4,888	$499	$1,587	$17
Net transfers between sub-accounts and fixed accounts	37,643	33,221	185,974	28,606	132,080	15,884
Withdrawals and surrenders	-	-	-	-	-	-
Mortality and expense risk charges	(21)	(48)	(151)	(41)	(98)	(13)
Charges for life insurance protection and monthly expense charge	(850)	(760)	(7,617)	(2,854)	(3,251)	(726)
Net increase (decrease) in net assets from contract owner activity	$38,348	$32,524	$183,094	$26,210	$130,318	$15,162
Total increase (decrease) in net assets	$39,256	$33,468	$183,228	$29,897	$141,583	$15,631
Net Assets
Beginning of period	-	-	-	-	-	-
End of period	$39,256	$33,468	$183,228	$29,897	$141,583	$15,631

	SCH Sub-Account	SCI Sub-Account	IV1 Sub-Account	IV2 Sub-Account	AN2 Sub-Account	AN3 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$63	$-	$-	$-	$-	$-
Net realized gains (losses)	(34)	(3,492)	(29)	(160)	37	(46)
Net unrealized gains (losses)	1,227	3,917	2,957	4,105	6,029	673
Net increase (decrease) in net assets from operations:	$1,256	$425	$2,928	$3,945	$6,066	$627
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$43	$3,933	$1,340	$94	$13,871	$1,990
Net transfers between sub-accounts and fixed accounts	18,658	60,672	40,790	42,071	52,481	71,306
Withdrawals and surrenders	-	-	-	-	-
Mortality and expense risk charges	(19)	(74)	(42)	(52)	(90)	(59)
Charges for life insurance protection and monthly expense charge	(799)	(6,009)	(556)	(1,857)	(2,748)	(1,294)
Net increase (decrease) in net assets from contract owner activity	$17,883	$58,522	$41,532	$40,256	$63,514	$71,943
Total increase (decrease) in net assets	$19,139	$58,947	$44,460	$44,201	$69,580	$72,570
Net Assets
Beginning of period	-	-	-	-	-	-
End of period	$19,139	$58,947	$44,460	$44,201	$69,580	$72,570

(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Statements of Changes in Net Assets - continued
	FL4 Sub-Account	FL5 Sub-Account	FL6 Sub-Account	FL7 Sub-Account	FL8 Sub-Account
	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)	Year Ended December 31, 2001 (b)
Increase (Decrease) in net assets from operations:
Net investment income (loss)	$-	$30,496	$-	$-	$-
Net realized gains (losses)	(1,577)	-	129	(38)	48
Net unrealized gains (losses)	71,460	-	5,723	239	3,523
Net increase (decrease) in net assets from operations:	$69,883	$30,496	$5,852	$201	$3,571
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$369,813	$1,792,457	$803	$1,080	$1,070
Net transfers between sub-accounts and fixed accounts	770,502	4,549,873	172,641	57,484	99,428
Withdrawals and surrenders	-	-	-	-	-
Mortality and expense risk charges	(1,982)	(7,948)	(190)	(51)	(96)
Charges for life insurance protection and monthly expense charge	(48,913)	(222,124)	(4,949)	(712)	(1,880)
Net increase (decrease) in net assets from contract owner activity	$1,089,420	$6,112,258	$168,305	$57,801	$98,522
Total increase (decrease) in net assets	$1,159,303	$6,142,754	$174,157	$58,002	$102,093
Net Assets
Beginning of period	-	-	-	-	-
End of period	$1,159,303	$6,142,754	$174,157	$58,002	$102,093

(b) For the period May 1, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

See notes to financial statements


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements

(1) Organization

Sun Life (U.S.) Variable Account I (the ''Variable Account''), a separate account of Sun Life Assurance Company of Canada (U.S.) (the ''Sponsor'') was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Funds, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust, Invesco Variable Investment Funds, Alliance Variable Products Series Funds, and Fidelity Variable Insurance Products Funds (collectively the ''Funds'' or ''Sub-Accounts''). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

The Variable Account exists in accordance with the regulations of the Delaware state insurance department. The assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the current year's presentation.

Investment Valuations

Investments in the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the exdividend date. Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal

Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) Contract Charges and Related Party Transactions

The Sponsor sells both a Survivorship Variable Universal Life Insurance Product (''Survivorship Product'') and Single Life Variable Universal Life Products (''Single Life Products''). The Sponsor deducts a sales charge from purchase payments. For the Single Life Products the current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments. For the Survivorship Product, the charge is based on certain factors, including the Specified Face Amount and the age, sex and rating class of the insured. Currently, the charge is 6% of premiums, and is guaranteed not to exceed 8%. These sales charges are deducted from premium payments prior to monies being allocated to the Variable Account I Sub-Accounts. Total sales charges for the year 2001 amounted to $1,530,200.

A mortality and expense risk charge based on the value of the variable account is deducted from the variable account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of .60%, for Policy Years 1 through 10 for the Single Life Products, and Policy Years 1 through 15 for the Survivorship Product. Thereafter, the effective annual rate is .20% for both products.

For the Single Life Products, a monthly administration charge of $8 is deducted in all policy years, as well as a monthly charge based on the Specified Face Amount is deducted in the first 10 policy years, or for the first 10 policy years following the effective date of each Specified Face Amount increase. These charges are deducted proportionally from the Sub-Accounts of each contract's Account Value, to cover administrative expenses and issuance costs. For the Survivorship Product, the monthly expense charge is deducted for the first 10 policy years, and for the first 10 policy years following an increase in the Specified Face Amount. This charge is based on the Specified Face Amount or increase thereof, times a rate determined by the age, sex and rating class of each Insured. As with the Single Life Products, the charge is deducted proportionally from the Sub-Accounts of each contract's Account Value.

A surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The surrender charge will be an amount based on certain factors, including the specified face amount, the insured's age, sex and rating class. For the Single Life Product, the surrender charge applies to the first 10 policy years or the 10 policy years from issuance following an increase in the specified face amount of the policy. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue or the effective date of each increase in the specified face amount. At the end of this note, Note (3), a list is provided identifying surrender charges deducted and retained by the Sponsor for the year ended December 31, 2001.


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of each insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner's Standard Ordinary smokers and non-smoker mortality tables.

During the year ended December 31, 2001, management fees were paid indirectly to Massachusetts Financial Services Company, an affiliate of the Sponsor, in its capacity as adviser to the MFS/Sun Life Series Trust Sub-Accounts. The Fund's advisory agreement provides that these fees be paid based on an annual rate/percentage of average net assets existing in each of the MFS/Sun Life Series Trust Sub-Accounts. The annual rate applied to each Series Trust Sub-Account was as follows: 0.71% MFS/Sun Life Series Trust Capital Appreciation Sub-Account, 0.55% MFS/SunLife Series Trust Massachusetts Investors Trust Sub-Account, 0.69% MFS/Sun Life Series Trust Emerging Growth Sub-Account, 0.55% MFS/Sun Life Series Trust Government Securities Sub-Account, 0.75% MFS Sunlife Series Trust High Yield Sub-Account, 0.75% MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, 0.90% MFS/Sun Life Series Trust New Discovery Sub-Account, 0.66% MFS/Sun Life Series Trust Total Return Sub-Account, 0.72% MFS/Sun Life Series Trust Utilities Sub-Account.

Additionally, during the year ended December 31, 2001, management fees were also paid indirectly to Sun Capital Advisers, Inc., an affiliate of the Sponsor, in its capacity as adviser to the Sun Capital Adviser Trust. These fees are paid based on an annual rate/percentage of average net assets existing in each of the Sun Capital Adviser Trust Sub-Accounts. The annual rate applied to each Trust Sub-Account was as follows: 0.50% Sun Capital Money Market Sub-Account, 0.60% Sun Capital Investment Grade Bond Sub-Account, 0.95% Sun Capital Real Estate Sub-Account, 0.75% Sun Capital Select Equity Sub-Account, 0.80% Sun Capital Blue Chip Mid-Cap Sub-Account, 0.75% Sun Capital Investors Foundation Sub-Account, 0.75% Sun Capital Davis Financial Sub-Account, 0.75% Sun Capital Davis Venture Value Sub-Account, 0.95% Sun Capital Neuberger Berman Mid Cap Growth Sub-Account, 0.95% Sun Capital Neuberger Berman Mid Cap Value Sub-Account, 0.80% Sun Capital Value Equity Sub-Account, 0.80% Sun Capital Value Managed Sub-Account, 0.80% Sun Capital Value Mid Cap Sub-Account, 0.80% Sun Capital Value Small Cap Sub-Account.


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
Surrender Charges
Sub-Accounts:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	$ 1,020
V.I. Growth Fund (''AIM2'')	634
V.I. Growth and Income Fund (''AIM3'')	-
V.I. International Equity Fund (''AIM4'')	93
V.I. Value Fund (''AIM5'')	-
The Alger American Fund
Growth Portfolio (''AL1'')	-
Income and Growth Portfolio (''AL2'')	-
Small Capitalization Portfolio (''AL3'')	-
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	4
CORE Small Cap Equity Fund (''GS2'')	-
CORE US Equity Fund (''GS3'')	-
Growth and Income Fund (''GS4'')	-
International Equity Fund (''GS5'')	1,001
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	6
Massachusetts Investors Trust Series (''CGS'')	1,023
Emerging Growth Series (''EGS'')	49
Government Securities Series (''GGS'')	-
High Yield Series (''HYS'')	9
Massachusetts Investors Growth Stock Series (''MIS'')	570
New Discovery Series (''NWD'')	424
Total Return Series (''TRS'')	36
Utilities Series (''UTS'')	4
OCC Accumulation Trust
Equity Portfolio (''OP1'')	50
Mid Cap Portfolio (''OP2'')	1,346
Small Cap Portfolio (''OP3'')	24
Managed Portfolio (''OP4'')	-


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
Surrender Charges
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	$12,824
Sun Capital Investment Grade Bond Fund (''SCA2'')	1,121
Sun Capital Real Estate Fund (''SCA3'') .	305
Sun Capital Select Equity Fund (''SCA4'')	49
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	-
Sun Capital Investors Foundation Fund (''SCA6'')	-
Sun Capital Davis Venture Value Fund (''SCA7'')	-
Sun Capital Davis Financial Fund (''SCA8'')	-
Sun Capital Value Equity Fund (''SCA9'')	-
Sun Capital Value Mid Cap Fund (''SCA '')	-
Sun Capital Value Small Cap Fund (''SCB'')	-
Sun Capital Value Managed Fund (''SCC'')	-
Sun Capital Neuberger Berman Mid Cap Value Fund (''SCH'')	-
Sun Capital Neuberger Berman Mid Cap Growth Fund (''SCI'')	-
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund (''IV1'')	-
VIF Small Company Growth Fund (''IV2'')	-
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio (''AN2'')	-
VP Growth and Income Portfolio (''AN3'')	-
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio (''FL4'')	-
Fidelity VIP Money Market Portfolio (''FL5'')	-
Fidelity VIP ContrafundTM Portfolio (''FL6'')	-
Fidelity VIP Overseas Portfolio (''FL7'')	-
Fidelity VIP Growth Portfolio (''FL8'')	-
$20,592


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(4) Unit Activity from Participant Transactions

	Units Outstanding Beginning of Year			Units Purchased	Units Transferred Between Sub- Accounts		Units Withdrawn, Surrendered, and Canceled for Contract Charges			Units Outstanding
	Year Ended December 31,		For the Year Ended December 31,							End of Year, December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Variable Universal Life - Level 1:
V.I. Capital Appreciation Fund (''AIM1'')	8,970	-	4,935	32	31,074	9,426	(7,502)	(488)	37,477	8,970
V.I. Growth Fund (''AIM2'')	24,596	32	16,999	375	26,679	25,642	(8,471)	(1,453)	59,803	24,596
V.I. Growth and Income Fund (''AIM3'')	12,581	-	10,656	243	32,974	13,787	(5,632)	(1,449)	50,579	12,581
V.I. International Equity Fund (''AIM4'')	24,546	53	19,001	390	30,461	26,201	(9,611)	(2,098)	64,397	24,546
Growth Portfolio (''AL1'')	8,375	-	7,906	115	30,009	9,557	(5,360)	(1,297)	40,930	8,375
Income and Growth Portfolio (''AL2'')	4,359	-	1,339	65	12,418	4,345	(1,201)	(51)	16,915	4,359
Small Capitalization Portfolio (''AL3'')	6,486	-	2,321	68	5,229	6,537	(1,030)	(119)	13,006	6,486
CORE Large Cap Growth Fund (''GS1'')	16,832	-	8,809	29	9,989	17,768	(3,987)	(965)	31,643	16,832
CORE Small Cap Equity Fund (''GS2'')	223	-	550	-	3,018	232	(305)	(9)	3,486	223
CORE US Equity Fund (''GS3'')	3,168	52	662	27	5,622	3,170	(719)	(81)	8,733	3,168
Growth and Income Fund (''GS4'')	1,831	-	3,368	-	4,951	2,345	(1,497)	(514)	8,653	1,831
International Equity Fund (''GS5'')	3,577	-	3,345	80	13,208	3,709	(6,566)	(212)	13,564	3,577
Capital Appreciation Series (''CAS'')	11,527	-	5,004	13	23,070	11,630	(2,573)	(116)	37,028	11,527
Massachusetts Investors Trust Series (''CGS'')	3,190	-	2,087	59	17,430	3,151	(5,270)	(20)	17,437	3,190
Emerging Growth Series (''EGS'')	17,759	742	18,738	231	26,060	18,257	(7,840)	(1,471)	54,717	17,759
Government Securities Series (''GGS'')	15,675	56	13,923	175	11,664	18,687	(6,621)	(3,243)	34,641	15,675
High Yield Series (''HYS'')	3,826	18	3,916	123	9,775	3,905	(1,587)	(220)	15,930	3,826
Massachusetts Investors Growth Stock Series (''MIS'')	12,841	851	7,331	69	39,084	12,419	(5,902)	(498)	53,354	12,841
New Discovery Series (''NWD'')	2,992	-	1,824	51	16,182	3,018	(1,320)	(77)	19,678	2,992
Total Return Series (''TRS'')	5,723	495	2,647	55	61,505	5,361	(5,193)	(188)	64,682	5,723
Utilities Series (''UTS'')	4,391	-	5,895	45	19,736	5,068	(2,846)	(722)	27,176	4,391
Equity Portfolio (''OP1'')	6,040	-	7,903	328	11,088	6,423	(3,037)	(711)	21,994	6,040
Mid Cap Portfolio (''OP2'')	1,371	-	1,754	-	14,821	1,455	(3,692)	(84)	14,254	1,371
Small Cap Portfolio (''OP3'')	3,471	-	3,187	84	10,506	3,615	(1,422)	(228)	15,742	3,471
Managed Portfolio (''OP4'')	-	-	359	-	3,435	-	(257)	-	3,537	-
Sun Capital Money Market Fund (''SCA1'')	23,176	-	6,548	332	76,578	23,769	(5,091)	(925)	101,211	23,176
Sun Capital Investment Grade Bond Fund (''SCA2'')	10,354	75	8,270	439	14,761	10,842	(6,956)	(1,002)	26,429	10,354
Sun Capital Real Estate Fund (''SCA3'')	2,799	-	3,348	12	7,158	3,050	(1,486)	(263)	11,819	2,799
Sun Capital Select Equity Fund (''SCA4'')	2,782	-	3,000	34	24,065	3,158	(2,463)	(410)	27,384	2,782
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	7,531	46	3,868	233	19,870	7,416	(2,128)	(164)	29,141	7,531
Sun Capital Investors Foundation Fund (''SCA6'')	4,431	-	2,110	-	1,768	4,686	(605)	(255)	7,704	4,431


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(4) Unit Activity from Participant Transactions - continued

Units Outstanding Beginning of Year	Units Purchased	Units Transferred Between Sub- Accounts	Units Withdrawn, Surrendered, and Canceled for Contract Charges	Units Outstanding
Year Ended December 31,
For the Year Ended December 31,	End of Year, December 31,
2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Survivorship Variable Universal Life -
Level 2:
V.I. Capital Appreciation Fund (''AIM1'')	2,323	-	2,384	-	2,341	2,422	(529)	(99)	6,519	2,323
V.I. Growth Fund (''AIM2'')	3,787	-	5,061	-	7,726	3,831	(4,160)	(44)	12,414	3,787
V.I. Growth and Income Fund (''AIM3'')	39,265	-	22,080	5,147	7,171	34,287	(1,462)	(169)	67,054	39,265
V.I. International Equity Fund (''AIM4'')	7,801	-	13,098	155	14,840	7,741	(991)	(95)	34,748	7,801
V.I. Value Fund (''AIM5'')	-	-	-	-	-	-	-	-	-	-
Growth Portfolio (''AL1'')	26,736	-	11,082	3,510	11,103	23,388	(729)	(162)	48,192	26,736
Income and Growth Portfolio (''AL2'')	2,395	-	2,061	179	4,233	2,289	(781)	(73)	7,908	2,395
Small Capitalization Portfolio (''AL3'')	211	-	569	-	2,139	225	(87)	(14)	2,832	211
CORE Large Cap Growth Fund (''GS1'')	476	-	121	-	2,558	517	(195)	(41)	2,960	476
CORE Small Cap Equity Fund (''GS2'')	-	-	-	-	1,828	-	(949)	-	879	-
CORE US Equity Fund (''GS3'')	15	-	38	-	13,895	33	(38)	(18)	13,910	15
Growth and Income Fund (''GS4'')	-	-	-	-	711	-	(28)	-	683	-
International Equity Fund (''GS5'')	14,381	-	5,104	1,753	3,851	12,755	(2,228)	(127)	21,108	14,381
Capital Appreciation Series (''CAS'')	104	-	619	-	1,295	106	(227)	(2)	1,791	104
Massachusetts Investors Trust Series (''CGS'')	940	-	1,685	-	4,576	943	(636)	(3)	6,565	940
Emerging Growth Series (''EGS'')	5,016	-	4,617	151	2,639	5,005	(681)	(140)	11,591	5,016
Government Securities Series (''GGS'')	50	-	3,181	-	7,834	54	(215)	(4)	10,850	50
High Yield Series (''HYS'')	1,175	-	4,145	-	1,743	1,187	(220)	(12)	6,843	1,175
Massachusetts Investors Growth Stock Series (''MIS'')	223	-	902	136	9,354	110	(3,107)	(23)	7,372	223
New Discovery Series (''NWD'')	149	-	199	-	8,477	152	(1,561)	(3)	7,264	149
Total Return Series (''TRS'')	1,553	-	3,207	84	6,280	1,484	(744)	(15)	10,296	1,553
Utilities Series (''UTS'')	1,830	-	1,826	-	1,216	1,861	(474)	(31)	4,398	1,830
Equity Portfolio (''OP1'')	45,076	-	16,190	5,292	4,429	39,940	(747)	(156)	64,948	45,076
Mid Cap Portfolio (''OP2'')	1,552	-	283	-	2,023	1,567	(1,257)	(15)	2,601	1,552
Small Cap Portfolio (''OP3'')	12,884	-	4,095	1,504	2,506	11,424	(309)	(44)	19,176	12,884
Managed Portfolio (''OP4'')	-	-	-	-	935	-	(80)	-	855	-
Sun Capital Money Market Fund (''SCA1'')	3,248	-	21,020	-	67,258	3,368	(42,407)	(120)	49,119	3,248
Sun Capital Investment Grade Bond Fund (''SCA2'')	2,027	-	1,858	-	5,162	2,044	(465)	(17)	8,582	2,027
Sun Capital Real Estate Fund (''SCA3'')	1,645	-	482	-	1,011	1,646	(693)	(1)	2,445	1,645
Sun Capital Select Equity Fund (''SCA 4'')	2,737	-	471	-	920	2,789	(170)	(52)	3,958	2,737
Sun Capital Blue Chip Mid-Cap Fund (''SCA 5'')	2,855	-	5,480	-	4,901	2,928	(782)	(73)	12,454	2,855
Sun Capital Investors Foundation Fund (''SCA 6'')	-	-	7,370	-	1,925	-	(256)	-	9,039	-


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(4) Unit Activity from Participant Transactions - continued

	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub- Accounts		Units Withdrawn, Surrendered, and Canceled for Contract Charges		Units Outstanding
	Year Ended December 31,		For the Year Ended December 31,						End of Year, December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Variable Universal Life - Level 3:
V.I. Capital Appreciation Fund (''AIM1'')	-	-	-	-	11,439	-	(771)	-	10,668	-
V.I. Growth Fund (''AIM2'')	-	-	298	-	10,996	-	(496)	-	10,798	-
V.I. Growth and Income Fund (''AIM3'')	-	-	126	-	9,169	-	(213)	-	9,082	-
V.I. International Equity Fund (''AIM4'')	-	-	760	-	32,985	-	(871)	-	32,874	-
V.I. Value Fund (''AIM5'')	-	-	233	-	18,585	-	(500)	-	18,318	-
Growth Portfolio (''AL1'')	-	-	36	-	27,456	-	(1,052)	-	26,440	-
Income and Growth Portfolio (''AL2'')	-	-	57	-	7,733	-	(168)	-	7,622	-
Small Capitalization Portfolio (''AL3'')	-	-	5	-	1,111	-	(56)	-	1,060	-
CORE Large Cap Growth Fund (''GS1'')	-	-	14	-	2,621	-	(100)	-	2,535	-
CORE US Equity Fund (''GS3'')	-	-	136	-	2,199	-	(33)	-	2,302	-
Capital Appreciation Series (''CAS'')	-	-	174	-	13,164	-	(469)	-	12,869	-
Massachusetts Investors Trust Series (''CGS'')	-	-	41,641	-	71,459	-	(5,270)	-	107,830	-
Emerging Growth Series (''EGS'')	-	-	390	-	19,308	-	(402)	-	19,296	-
Government Securities Series (''GGS'')	-	-	158	-	33,458	-	(2,959)	-	30,657	-
High Yield Series (''HYS'')	-	-	296	-	12,248	-	(257)	-	12,287	-
Massachusetts Investors Growth Stock Series (''MIS'')	-	-	8	-	7,128	-	(399)	-	6,737	-
New Discovery Series (''NWD'')	-	-	53	-	16,868	-	(495)	-	16,426	-
Total Return Series (''TRS'')	-	-	185	-	27,771	-	(1,318)	-	26,638	-
Utilities Series (''UTS'')	-	-	174	-	3,955	-	(222)	-	3,907	-
Sun Capital Investment Grade Bond Fund (''SCA2'')	-	-	400	-	33,129	-	(1,231)	-	32,298	-
Sun Capital Real Estate Fund (''SCA3'')	-	-	209	-	6,899	-	(295)	-	6,813	-
Sun Capital Select Equity Fund (''SCA 4'')	-	-	-	-	5,038	-	(638)	-	4,400	-
Sun Capital Blue Chip Mid-Cap Fund (''SCA 5'')	-	-	368	-	26,055	-	(857)	-	25,566	-
Sun Capital Investors Foundation Fund (''SCA 6'')	-	-	-	-	1,365	-	(14)	-	1,351	-
Sun Capital Davis Venture Value Fund (''SCA7'')	-	-	181	-	4,293	-	(100)	-	4,374	-
Sun Capital Davis Financial Fund (''SCA 8'')	-	-	13	-	3,760	-	(92)	-	3,681	-
Sun Capital Value Equity Fund (''SCA 9'')	-	-	550	-	20,699	-	(868)	-	20,381	-
Sun Capital Value Mid Cap Fund (''SCA'')	-	-	54	-	3,283	-	(322)	-	3,015	-
Sun Capital Value Small Cap Fund (''SCB'')	-	-	171	-	14,310	-	(545)	-	13,936	-
Sun Capital Value Managed Fund (''SCC'')	-	-	2	-	1,820	-	(82)	-	1,740	-
Sun Capital Neuberger Berman Mid Cap Value Fund
(''SCH'')	-	-	5	-	2,109	-	(91)	-	2,023	-
Sun Capital Neuberger Berman Mid Cap Growth Fund
(''SCI'')	-	-	14	-	8,046	-	(776)	-	7,284	-
VIF Dynamics Fund (''IV1'')	-	-	183	-	5,669	-	(80)	-	5,772	-
VIF Small Company Growth Fund (''IV2'')	-	-	12	-	5,589	-	(247)	-	5,354	-
VP Technology Portfolio (''AN2'')	-	-	11	-	9,480	-	(393)	-	9,098	-
VP Growth and Income Portfolio (''AN3'')	-	-	225	-	7,973	-	(154)	-	8,044	-
Fidelity VIP Index 500 Portfolio (''FL4'')	-	-	42,889	-	94,939	-	(6,133)	-	131,695	-
Fidelity VIP Money Market Portfolio (''FL5'')	-	-	176,643	-	448,517	-	(22,654)	-	602,506	-
Fidelity VIP ContrafundTM Portfolio (''FL6'')	-	-	12	-	19,289	-	(566)	-	18,735	-
Fidelity VIP Overseas Portfolio (''FL7'')	-	-	132	-	7,250	-	(103)	-	7,279	-
Fidelity VIP Growth Portfolio (''FL8'')	-	-	128	-	12,415	-	(345)	-	12,198	-


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sale of shares for each sub-account for the year ended December 31, 2001.
	Purchases	Sales
Sub-Accounts:
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund (''AIM1'')	$ 560,420	$ 113,620
V.I. Growth Fund (''AIM2'') .	471,641	92,885
V.I. Growth and Income Fund (''AIM3'')	747,834	129,329
V.I. International Equity Fund (''AIM4'')	917,714	57,995
V.I. Value Fund (''AIM5'')	165,064	4,986
The Alger American Fund
Growth Portfolio (''AL1'')	841,560	65,006
Income and Growth Portfolio (''AL2'')	329,707	56,253
Small Capitalization Portfolio (''AL3'')	77,235	6,354
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund (''GS1'')	182,576	34,037
CORE Small Cap Equity Fund (''GS2'')	55,285	8,251
CORE US Equity Fund (''GS3'')	192,019	9,078
Growth and Income Fund (''GS4'')	75,600	11,953
International Equity Fund (''GS5'')	209,365	57,737
MFS/Sun Life Series Trust
Capital Appreciation Series (''CAS'')	498,395	46,423
Massachusetts Investors Trust Series (''CGS'')	1,195,285	93,649
Emerging Growth Series (''EGS'')	662,482	77,005
Government Securities Series (''GGS'')	778,903	103,436
High Yield Series (''HYS'')	367,606	65,453
Massachusetts Investors Growth Stock Series (''MIS'')	689,669	117,849
New Discovery Series (''NWD'')	505,836	46,598
Total Return Series (''TRS'')	1,344,214	257,016
Utilities Series (''UTS'')	407,752	41,376
OCC Accumulation Trust
Equity Portfolio (''OP1'')	493,996	81,550
Mid Cap Portfolio (''OP2'')	301,890	89,693
Small Cap Portfolio (''OP3'')	307,767	31,274
Managed Portfolio (''OP4'')	51,336	3,060


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued
	Purchases	Sales
Sun Capital Advisers Trust
Sun Capital Money Market Fund (''SCA1'')	$4,298,226	$2,941,266
Sun Capital Investment Grade Bond Fund (''SCA2'')	776,910	168,249
Sun Capital Real Estate Fund (''SCA3'')	288,062	77,035
Sun Capital Select Equity Fund (''SCA4'')	342,138	34,381
Sun Capital Blue Chip Mid-Cap Fund (''SCA5'')	750,442	103,921
Sun Capital Investors Foundation Fund (''SCA6'')	138,943	7,332
Sun Capital Davis Venture Value Fund (''SCA7'')	39,016	495
Sun Capital Davis Financial Fund (''SCA8'')	33,275	751
Sun Capital Value Equity Fund (''SCA9'')	196,094	6,181
Sun Capital Value Mid Cap Fund (''SCA'')	28,819	2,571
Sun Capital Value Small Cap Fund (''SCB'')	133,437	1,747
Sun Capital Value Managed Fund (''SCC'')	16,072	729
Sun Capital Neuberger Berman Mid Cap Value Fund (''SCH'')	18,739	793
Sun Capital Neuberger Berman Mid Cap Growth Fund (''SCI'')	90,090	31,568
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund (''IV1'')	41,997	465
VIF Small Company Growth Fund (''IV2'')	41,211	955
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio (''AN2'')	66,352	2,838
VP Growth and Income Portfolio (''AN3'')	72,839	896
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio (''FL4'')	1,122,181	32,761
Fidelity VIP Money Market Portfolio (''FL5'')	7,718,851	1,576,097
Fidelity VIP ContrafundTM Portfolio (''FL6'')	172,976	4,672
Fidelity VIP Overseas Portfolio (''FL7'')	58,485	684
Fidelity VIP Growth Portfolio (''FL8'') .	100,428	1,906


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(6) Unit Values

A summary of unit values and units outstanding as of December 31, 2001, and Investment Income and Total Return percentages for the period ended December 31, 2001 are as follows:

	At December 31, 2001			For the year ended December 31, 2001**
	Units	Unit Value [lowest to highest]	Net Assets	Investment Income Ratio***	Total Return**** [lowest to highest]
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund	54,664	$7.12 to $8.95	$471,575	-%	(15.95)% to (23.73)%
V.I. Growth Fund	83,015	5.26 to 8.43	529,402	0.34	(15.67) to (34.27)
V.I. Growth and Income Fund	126,715	6.82 to 8.16	919,654	0.06	(18.41) to (23.29)
V.I. International Equity Fund	132,019	6.57 to 8.49	1,028,587	0.53	(15.14) to (23.98)
V.I. Value Fund*	18,318	8.71	159,584	0.31	(12.88)
The Alger American Fund
Growth Portfolio	115,562	7.63 to 8.72	945,983	0.22	(12.26) to (16.36)
Income and Growth Portfolio	32,445	8.64 to 11.15	323,357	0.29	(12.94) to (14.82)
Small Capitalization Portfolio	16,898	5.97 to 8.31	113,752	0.05	(16.92) to (29.93)
Goldman Sachs Variable Insurance Trust
CORE Large Cap Growth Fund	37,138	6.33 to 8.33	267,820	0.04	(16.67) to (21.23)
CORE Small Cap Equity Fund	4,365	11.64 to 11.98	52,006	0.52	3.92 to 4.01
CORE US Equity Fund	24,945	8.27 to 8.76	210,220	0.64	(12.38) to (12.46)
Growth and Income Fund	9,336	8.50 to 8.89	79,607	0.71	(9.79) to (9.87)
International Equity Fund	34,672	7.03 to 8.15	258,927	1.64	(22.65) to (22.72)
MFS/Sun Life Series Trust
Capital Appreciation Series	51,688	7.02 to 8.24	422,377	0.38	(18.76) to (25.76)
Massachusetts Investors Trust Series	131,832	8.59 to 8.76	1,151,890	0.21	(12.37) to (16.21)
Emerging Growth Series	85,604	5.57 to 8.23	665,893	-	(21.65) to (34.96)
Government Securities Series	76,148	10.48 to 11.87	858,658	3.81	4.81 to 6.93
High Yield Series	35,060	9.43 to 9.70	335,886	6.72	(3.03) to 1.29
Massachusetts Investors Growth Stock
Series	67,463	7.20 to 8.60	567,999	0.13	(17.02) to (25.35)
New Discovery Series	43,368	9.19 to 14.38	508,749	-	(5.60) to (8.15)
Total Return Series	101,616	9.73 to 11.68	1,116,360	3.30	(2.71) to 0.02
Utilities Series	35,481	7.61 to 9.73	329,851	3.82	(23.90) to (24.78)
OCC Accumulation Trust
Equity Portfolio	86,942	9.78 to 10.73	911,814	0.48	(7.48) to (7.56)
Mid Cap Portfolio	16,855	12.73 to 15.94	260,292	0.13	5.94 to 6.03
Small Cap Portfolio	34,918	14.86 to 15.24	526,159	0.46	7.70 to 7.79
Managed Portfolio	4,392	10.32 to 10.68	45,649	0.22	(5.38) to (5.47)


Sun Life of Canada (U.S.) Variable Account I

Notes to Financial Statements - continued

(6) Unit Values - continued
	At December 31, 2001			For the year ended December 31, 2001**
	Units	Unit Value [lowest to highest]	Net Assets	Investment Income Ratio***	Total Return**** [lowest to highest]
Sun Capital Advisers Trust
Sun Capital Money Market Fund	150,330	$10.71 to $10.99	$1,638,592	3.21%	2.98% to 3.07%
Sun Capital Investment Grade Bond Fund	67,309	10.38 to 11.60	739,912	5.98	3.75 to 6.71
Sun Capital Real Estate Fund	21,077	11.14 to 14.13	276,034	7.76	11.39 to 12.01
Sun Capital Select Equity Fund	35,742	7.71 to 9.42	327,222	0.74	(11.79) to (16.71)
Sun Capital Blue Chip Mid-Cap Fund	67,161	9.41 to 15.13	825,789	-	(3.72) to (5.93)
Sun Capital Investors Foundation Fund	18,094	8.88 to 9.56	166,101	0.46	(8.39) to (11.22)
Sun Capital Davis Venture Value Fund*	4,374	8.98	39,256	1.29	(10.24)
Sun Capital Davis Financial Fund*	3,681	9.09	33,473	-	(9.06)
Sun Capital Value Equity Fund*	20,381	8.99	183,241	1.06	(10.09)
Sun Capital Value Mid Cap Fund*	3,015	9.91	29,886	0.19	(0.86)
Sun Capital Value Small Cap Fund*	13,936	10.16	141,573	0.05	1.59
Sun Capital Value Managed Fund*	1,740	8.99	15,634	0.88	(10.13)
Sun Capital Neuberger Berman Mid Cap
Value Fund*	2,023	9.46	19,134	0.84	(5.42)
Sun Capital Neuberger Berman Mid Cap
Growth Fund*	7,284	8.09	58,956	-	(19.06)
INVESCO Variable Investments Funds, Inc.
VIF Dynamics Fund*	5,772	7.70	44,460	-	(22.97)
VIF Small Company Growth Fund*	5,354	8.26	44,202	-	(17.44)
Alliance Variable Products Series Fund, Inc.
VP Technology Portfolio*	9,098	7.65	69,580	-	(23.52)
VP Growth and Income Portfolio*	8,044	9.02	72,570	-	(9.79)
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio*	131,695	8.80	1,159,303	-	(11.97)
Fidelity VIP Money Market Portfolio*	602,506	10.20	6,142,786	1.05	1.95
Fidelity VIP ContrafundTM Portfolio*	18,735	9.30	174,157	-	(7.04)
Fidelity VIP Overseas Portfolio*	7,279	8.10	58,938	-	(19.03)
Fidelity VIP Growth Portfolio*	12,198	8.42	102,742	-	(15.77)
*	The effective date of these investment options in Variable Account I is May 1, 2001.
**

No expense ratio is presented as of December 31, 2001 as all charges currently relating to Variable Account I are made directly to contract owner accounts through the redemption of units. An expense ratio represents the annualized contract expenses of the separate account, and includes only those expenses that result in a direct reduction to unit values.

***

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in the direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account I and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, AIM V.I. Value Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Goldman Sachs CORE Large Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE US Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Emerging Growth Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Series Trust New Discovery Sub-Account, MFS/Sun Life Series Trust Total Return Sub-Account, MFS/Sun Life Series Trust Utilities Sub-Account, OCC Accumulation Trust Equity Sub-Account, OCC Accumulation Trust Mid Cap Sub-Account, OCC Accumulation Trust Small Cap Sub-Account, OCC Accumulation Trust Managed Sub-Account, Sun Capital Advisers Money Market Sub-Account, Sun Capital Advisers Investment Grade Bond Sub-Account, Sun Capital Advisers Real Estate Sub-Account, Sun Capital Advisers Select Equity Sub-Account, Sun Capital Advisers Blue Chip Mid-Cap Sub-Account, Sun Capital Advisers Investors Foundation Sub-Account, Sun Capital Davis Financial Sub-Account, Sun Capital Davis Venture Value Sub-Account, Sun Capital Neuberger Berman Mid Cap Growth Sub-Account, Sun Capital Neuberger Berman Mid Cap Value Sub-Account, Sun Capital Value Equity Sub-Account, Sun Capital Value Managed Sub-Account, Sun Capital Value Mid Cap Sub-Account, Sun Capital Value Small Cap Sub-Account, Invesco VIF Dynamics Sub-Account, Invesco VIF Small Company Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth and Income Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP Index 500 Sub-Account, Fidelity VIP Money Market Sub-Account, and Fidelity VIP Overseas Sub-Account of Sun Life (U.S.) Variable Account I (the ''Sub-Accounts'') as of December 31, 2001, the related statements of operations and the statements of changes in net assets for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2001, the results of their operations and the changes in their net assets for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2002


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Revenues
Premiums and annuity considerations	$ 41	$ 45	$ 45
Net investment income	282	288	365
Net realized investment gains (losses)	24	(20)	2
Fee and other income	284	298	218

Total revenues	631	611	630

Benefits and expenses
Policyowner benefits	309	338	335
Other operating expenses	152	165	101
Amortization of deferred policy acquisition costs	121	124	68

Total benefits and expenses	582	627	504

Income (loss) from operations	49	(16)	126

Interest expense	94	45	43

Income (loss) before income tax expense and discontinued
operations	(45)	(61)	83

Income tax expense (benefit):
Federal	(26)	(62)	29
State	(1)	(2)	-

Income tax expense (benefit)	(27)	(64)	29

Net income (loss) from continuing operations before
cumulative effect of change in accounting principle	(18)	3	54

Cumulative effect of change in accounting principle, net of tax	5	-	-

Net income (loss) from continuing operations	(13)	3	54

Net loss on disposal of subsidiaries, after tax	-	-	(12)

Discontinued operations	-	-	1

Net income (loss)	$ (13)	$ 3	$ 43

The accompanying notes are an integral part of the consolidated financial statements


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in millions except share data)

December 31, 2001 and 2000
ASSETS	2001	2000
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,040 and $2,455 in 2001 and 2000, respectively)	$ 2,098	$ 2,501
Trading fixed maturities at fair value (amortized cost of $1,020 and $636 in 2001 and 2000, respectively)	1,041	648
Subordinated note from affiliate held-to-maturity (fair value of $620 and $546 in 2001 and 2000, respectively)	600	600
Short-term investments	103	112
Mortgage loans	915	846
Real estate	84	78
Policy loans	43	42
Other invested assets	67	75
Total investments	4,951	4,902

Cash and cash equivalents	180	390
Accrued investment income	64	65
Deferred policy acquisition costs	766	762
Outstanding premiums	4	3
Other assets	112	62
Separate account assets	16,233	17,874

Total assets	$ 22,310	$ 24,058

LIABILITIES

Future contract and policy benefits	$ 691	$ 715
Contractholder deposit funds and other policy liabilities	3,146	3,313
Unearned revenue	12	5
Accrued expenses and taxes	116	53
Deferred federal income taxes	99	41
Long-term debt payable to affiliates	565	565
Partnership Capital Securities	608	608
Other liabilities	108	123
Separate account liabilities	16,233	17,874

Total liabilities	21,578	23,297

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2001 and 2000	$ 6	$ 6
Additional paid-in capital	265	265
Accumulated other comprehensive income	38	39
Retained earnings	423	451

Total stockholder's equity	732	761

Total liabilities and stockholder's equity	$ 22,310	$ 24,058

The accompanying notes are an integral part of the consolidated financial statements


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

For the years ended December 31, 2001, 2000, and 1999

	2001	2000	1999

Net income	$ (13)	$ 3	$ 43
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax	(1)	31	(69)
Other comprehensive income	(1)	31	(69)

Comprehensive income	$ (14)	$ 34	$ (26)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in millions)

For the years ended December 31, 2001, 2000, and 1999
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1998	$ 6	$ 199	$ 77	$ 495	$ 777

Comprehensive income:
Net income				43	43
Dividends declared				(80)	(80)
Other comprehensive income
(loss)			(69)		(69)

Balance at December 31, 1999	6	199	8	458	671

Comprehensive income:
Net income				3	3
Dividends declared				(10)	(10)
Additional paid in capital		66			66
Other comprehensive income			31		31

Balance at December 31, 2000	6	265	39	451	761

Comprehensive income:
Net income (loss)				(13)	(13)
Dividends declared				(15)	(15)
Other comprehensive income
(loss)			(1)		(1)

Balance at December 31, 2001	$ 6	$ 265	$ 38	$ 423	$ 732

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Operating Activities:
Net income (loss) from continuing operations	$ (13)	$ 3	$ 54
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of discount and premiums	3	(1)	(1)
Depreciation and amortization	2	3	4
Net realized (gains) losses on investments	(24)	20	(2)
Net unrealized gains on trading fixed maturities	(9)	(13)	-
Interest credited to contractholder deposits	176	196	216
Deferred federal income taxes	56	(53)	15
Cumulative effect of change in accounting principle, net of tax	(5)	-	-
Cash dividends from subsidiaries	-	-	19
Changes in assets and liabilities:
Deferred acquisition costs	(17)	(83)	(88)
Accrued investment income	2	(6)	11
Other assets	(46)	15	(75)
Future contract and policy benefits	(23)	(15)	(8)
Other, net	55	39	72
Net cash provided by operating activities	157	105	217

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,251	1,002	1,241
Trading fixed maturities	379	187	-
Subsidiaries	-	-	57
Other invested assets	4	-	-
Mortgage loans	112	209	386
Real estate	10	36	3
Purchases of:
Available-for-sale fixed maturities	(823)	(738)	(615)
Trading fixed maturities	(751)	(821)	-
Subsidiaries	(5)	-	-
Other invested assets	(1)	(2)	(7)
Mortgage loans	(185)	(122)	(345)
Real estate	(16)	(15)	(2)
Changes in other investing activities, net	1	3	3
Net change in policy loans	-	(1)	2
Net change in short-term investments	9	34	156

Net cash provided by (used in) investing activities	(15)	(228)	879

The accompanying notes are an integral part of the consolidated financial statements


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,557	1,962	1,537
Withdrawals from contractholder deposit funds	(1,894)	(1,988)	(2,268)
Dividends paid to stockholder	(15)	(10)	(80)
Net cash used in financing activities	(352)	(36)	(811)

Net change in cash and cash equivalents	(210)	(160)	285

Cash and cash equivalents, beginning of year	390	550	265

Cash and cash equivalents, end of year	$ 180	$ 390	$ 550

Supplemental Cash Flow Information
Interest paid	$ 94	$ 43	$ 43
Income taxes paid	11	64	6

Non-cash Transaction

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2000, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's wholly-owned insurance subsidiary, Sun Life Insurance and Annuity Company of New York, is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts, group life and disability insurance, insurance third party administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc., is now the ultimate parent of Sun Life Assurance Company of Canada and the Company.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2001, the Company owned all of the outstanding shares of Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial Services Limited, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Vision Financial Corporation and Clarendon Insurance Agency, Inc. The results are also consolidated with Sun Life of Canada Funding, LLC, which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I, for which Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner.

Sun Life Insurance and Annuity Company of New York is engaged in the sale of individual fixed and variable annuity contracts and group life, disability insurance and stop loss contracts in its state of domicile, New York. Sun Life of Canada (U.S.) Distributors, Inc. is a registered investment adviser and broker-dealer. Sun Life Financial Services Limited serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada, an affiliate. Sun Capital Advisers, Inc. is a registered investment adviser. Sun Life of Canada (U.S.) SPE 97-I, Inc. was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I. Clarendon Insurance Agency, Inc. is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2001, Sun Benefit Services Company, Inc. was inactive. Sun Life of Canada Funding, LLC was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. Sun Life of Canada (U.S.) Limited Partnership I was established to purchase subordinated debentures issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., and to issue Partnership Capital Securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On March 12, 2001, the Company purchased Vision Financial Corporation for approximately $5.0 million and acquired approximately $1.6 million of goodwill. Vision Financial Corporation, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting. The results of operations of Vision Financial Corporation for the years ended December 31, 2001 and 2000 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. Sun Life Information Services Ireland, Limited provides information systems development services to Sun Life Assurance Company of Canada and its subsidiaries.

During 1999, the Company sold two of its subsidiaries, Massachusetts Casualty Insurance Company ("MCIC") (sold February 1999) and New London Trust F.S.B. ("NLT") (sold October 1999). MCIC is a life insurance company that issues only individual disability income policies. NLT is a federally chartered savings bank, which grants commercial, residential real estate and installment loans. The results of operations of MCIC and NLT are reported as discontinued operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2001 presentation.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums, and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of policyholder related amounts and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Other invested assets consist primarily of leveraged leases and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Also included in other assets are assets pledged as collateral for open derivative contracts (See "Derivatives" section of Note 3 of the consolidated financial statements.) Reinsurance receivables from reinsurance ceded are also included in other assets.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group life and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than deferred policy acquisition costs, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments, and are generally not chargeable with liabilities that arise from any other business of the Company.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

During 2001, the Company adopted the requirements of Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 102, "Selected Loan Loss Allowance and Documentation Issues". The adoption of SAB No. 102 had no material effect on the Company's financial position or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. The Company adopted EITF No. 99-20 in June 2001; it had no material impact on the Company's financial condition or results of operations.

In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. Adoption of this standard did not have a material effect on the Company's financial position or results of operations.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements will change the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method will be prohibited. Second, SFAS No. 142 changes the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of that Statement, which for companies with calendar year ends, will be January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 is not expected to have a material impact on the Company.

Also in July 2001, the FASB issued SFAS No. 143, "Accounting for Asset Retirement Obligations," which relates to financial accounting and reporting of obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. SFAS No. 143 is effective for financial statements issued for fiscal years beginning after June 15, 2002. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". This statement supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In September 2001, the EITF discussed Issue No. 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001" which gives accounting guidance and recommended disclosures. Following this guidance, the Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there were no material claims exposure to the Company. The national tragedy of September 11, 2001 has also had an adverse impact on the airline, hotel and hospitality businesses. Although the Company has investments associated with these industries, it has determined that there are no current recoverability issues. The Company will continue to monitor these investments to determine if any adjustments for other-than-temporary declines due to the decrease in market value are necessary.

The FASB is currently deliberating the issuance of an interpretation of SFAS No. 94, "Consolidation of All Majority-Owned Subsidiaries", to provide additional guidance to assist companies in identifying and accounting for special purpose entities ("SPEs") including when SPEs should be consolidated by the investor. The interpretation would introduce a concept that consolidation would be required by the primary beneficiary of the activities of an SPE unless the SPE can meet certain substantive independent economic substance criteria. It is not possible to determine at this time what conclusions will be included in the final interpretation; however, the result could impact the accounting treatment of these entities.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On February 11, 1999, two notes previously issued to the Company by Massachusetts Financial Services Company ("MFS"), an affiliate, were combined into a new note with a February 11, 2000 maturity date. The original notes were each issued for $110,000,000. One note was issued on February 11, 1998 at an interest rate of 6.0% and a due date of February 11, 1999. The other note was issued on December 22, 1998 at an interest rate of 5.55% and a due date of February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six-month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21,1999.

On December 31, 1998, the Company had an additional $20,000,000 investment in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

On January 14, 2000, the Company purchased two separate $100,000,000 notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100,000,000 note with an original maturity of August 11, 2003.

On February 5, 1999, the Company sold MCIC to an unaffiliated company. The net proceeds of this sale were $33,965,000. The Company realized a loss of $25,465,000 net of a $14,482,000 tax benefit.

On October 29, 1999, the Company sold NLT to an unaffiliated company for $30,254,000. The Company realized a gain of $13,170,000 after taxes of $10,186,000.

On December 22, 1999, the Company acquired twenty-eight mortgages from Sun Life Assurance Company of Canada for a total cost of $118,092,000.

On June 27, 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. The Company realized a pretax gain of $451,000 on the sale.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its ownership in all 200 shares issued and outstanding of Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital. As a result of the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. on December 21, 2000, and its ownership interest in Sun Life of Canada (U.S.) Limited Partnership I, the Company became the owner of a $600,000,000 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc. The Company also assumed the liability of the Partnership Capital Securities issued to Sun Life of Canada (U.S.) Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership Capital Securities issued of $600,010,000 accrue interest at 8.526% and have no scheduled maturity date. These Partnership Capital Securities, which represent the limited partner interest of Sun Life (U.S.) Limited Partnership I, may be redeemed on or after May 6, 2027. The Company is accounting for the acquisition of Sun life of Canada (U.S.) General Partner, Inc. using the purchase method of accounting.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statements of income for the years ended December 31, 2000 and 1999 illustrate the Company's results of operations as if the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. took place at the beginning of the year, respectively.
	Proforma	Proforma
	2000	1999

Revenues
Premiums and annuity considerations	$ 45	$ 45
Net investment income	339	420
Net realized investment gains (losses)	(20)	2
Fee and other income	298	218

Total revenues	662	685

Benefits and expenses
Policyowner benefits	338	335
Other operating expenses	165	101
Amortization of deferred policy acquisition costs	124	68

Total benefits and expenses	627	504

Income (loss) from operations	35	181

Interest expense	95	95

Income (loss) before income tax expense and discontinued
operations	(60)	86

Income tax expense (benefit):
Federal	(62)	30
State	(2)	-

Income tax expense (benefit)	(64)	30

Net income from continuing operations	4	56.0

Net loss on disposal of subsidiaries, after tax	-	(12.3)

Discontinued operations	-	1.0

Net income	$ 4	$ 44.7


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

During 2001, 2000, and 1999 the Company declared and paid dividends in the amount of $15,000,000, $10,000,000, and $80,000,000, respectively, to its parent, Sun Life of Canada (U.S.) Holdings, Inc.

The Company and its subsidiaries have management services agreements with Sun Life Assurance Company of Canada which provide that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $40,290,000 in 2001, $31,857,000 in 2000, and $30,745,000 in 1999.

The Company leases office space to Sun Life Assurance Company of Canada under lease agreements with terms expiring in September, 2005 and options to extend the terms for each of twelve successive five year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $8,773,000, $7,976,000, and $6,943,000 in 2001, 2000 and 1999, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

The Company has accrued $4,259,000 for unpaid interest on surplus notes held by an affiliate at December 31, 2001 and 2000, respectively. The Company expensed $43,266,000 for interest on these surplus notes for the years ended December 31, 2001, 2000 and 1999, respectively.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its $350,000,000 Sun Life Assurance Company of Canada subordinated note to Sun Canada Financial Co., an affiliate, in the form of additional capitalization. On the same day, Sun Canada Financial Co. transferred its ownership in the Company's surplus notes totaling $315,000,000 to Sun Life of Canada (U.S.) Holdings, Inc. in the form of a dividend. As a result, the Company had $565,000,000 of surplus notes issued to its parent, Sun Life of Canada (U.S.) Holdings Inc., as of December 31, 2000. In October 2001, Sun Life of Canada (U.S.) Holdings, Inc transferred its ownership in the Company's surplus notes totaling $565,000,000 to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The following table lists the details of the surplus notes outstanding (in 000's) owned by Sun Life Financial (U.S.) Finance, Inc.:
Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
250,000	11/06/27	8.625%
$ 565,000


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows (in 000's):
	December 31, 2001
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 111,804	$ 5,905	$ (1,113)	$ 116,596
States, provinces and political subdivisions	4,794	239	-	5,033
Mortgage-backed securities	149,138	3,735	(2,290)	150,583
Public utilities	340,386	20,167	(4,141)	356,412
Transportation	219,793	7,486	(15,348)	211,931
Finance	263,273	7,180	(2,144)	268,309
Corporate	950,496	53,665	(15,238)	988,923

Total available-for-sale fixed maturities	$ 2,039,684	$ 98,377	$ (40,274)	$ 2,097,787

Trading fixed maturities:
States, provinces and political subdivisions	$ 2,750	$ 364	$ -	$ 3,113
Mortgage-backed securities	47,067	983	(12)	48,038
Public utilities	154,402	5,381	(2,547)	157,236
Transportation	107,660	4,110	(2,790)	108,980
Finance	219,314	10,765	(1,370)	228,709
Corporate	488,980	15,704	(9,270)	495,413

Total trading fixed maturities	$ 1,020,173	$ 37,307	$ (15,989)	$ 1,041,489

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 19,656	$ -	$ 619,656

Total held-to-maturity fixed maturities	$ 600,000	$ 19,656	$ -	$ 619,656


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)
	December 31, 2000
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 183,733	$ 8,286	$ (68)	$ 191,951
States, provinces and political subdivisions	22,515	653	-	23,168
Mortgage-backed securities	123,113	2,132	(317)	124,928
Public utilities	286,744	12,805	(5,914)	293,635
Transportation	245,675	13,406	(3,821)	255,260
Finance	299,440	8,141	(5,761)	301,820
Corporate	1,293,302	52,597	(35,271)	1,310,628

Total available-for-sale fixed maturities	$ 2,454,522	$ 98,020	$ (51,152)	$2,501,390

Trading fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 500	$ 1	$ -	$ 501
Mortgage-backed securities	18,281	556	(156)	18,681
Public utilities	30,918	1,293	(243)	31,968
Transportation	97,900	3,218	(266)	100,852
Finance	159,250	5,470	(348)	164,372
Corporate	328,662	9,116	(5,975)	331,803

Total trading fixed maturities	$ 635,511	$ 19,654	$ (6,988)	$ 648,177

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ -	$ (53,888)	$ 546,112

Total held-to-maturity fixed maturities	$ 600,000	$ -	$ (53,888)	$ 546,112


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.
	December 31, 2001
	Amortized Cost	Estimated Fair Value

Maturities of available-for-sale fixed securities:
Due in one year or less	$ 248,948	$ 246,958
Due after one year through five years	537,953	551,789
Due after five years through ten years	437,668	462,069
Due after ten years	515,561	535,687
Subtotal - Maturities available-for-sale	$ 1,740,130	$ 1,796,503
Asset-backed securities	299,554	301,284
Total Available-for-sale	$ 2,039,684	$ 2,097,787

Maturities of trading fixed securities:
Due in one year or less	$ -	$ -
Due after one year through five years	324,617	330,534
Due after five years through ten years	412,623	425,677
Due after ten years	216,473	217,647
Subtotal - Maturities of trading	$ 953,713	$ 973,858
Asset-backed securities	66,460	67,631
Total Trading	$ 1,020,173	$ 1,041,489

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 619,656

Gross gains of $15,457,000, $9,056,000 and $12,496,000 and gross losses of $6,966,000, $24,018,000, and $7,646,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2001, 2000, and 1999, respectively.

Fixed maturities with an amortized cost of approximately $3,173,000 and $2,991,000 at December 31, 2001 and 2000 respectively, were on deposit with Federal and State governmental authorities as required by law.

Bonds that have been pledged to collateralize open derivative contracts at December 31, 2001 are excluded from fixed maturities and are included with other assets.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

As of December 31, 2001 and 2000, 96% and 98%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2001 and 2000, the Company incurred realized losses totaling $5,500,000 and $14,956,000 for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature. During 2001, $9,650,000 of the 2000 losses was recovered and is included in realized gains. Also in 2000, the Company stopped accruing income on its holdings of an issuer that declared bankruptcy. $417,000 and $243,000 of interest income on these holdings were not accrued during 2001 and 2000, respectively. All of the Company's securities were income producing during the year ended December 31, 1999.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure. The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows (in 000's):
	December 31,
	2001	2000

Total mortgage loans	$ 915,730	$ 846,439

Real estate:
Held-for-sale	1,490	7,483
Held for production of income	82,055	70,239
Total real estate	$ 83,545	$ 77,722

Accumulated depreciation on real estate was $16,110,000 and $14,879,000 at December 31, 2001 and 2000, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $17,933,000 and $18,165,000 at December 31, 2001 and 2000, respectively, against which there are allowances for losses of $7,140,000 and $4,675,000, respectively. During 2001 and 2000, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had fair values of $1,000,000 and $1,500,000, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows (in 000's):
	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2001
Mortgage loans	$ 4,675	$ 3,095	$ (630)	$ 7,140
Real estate	-	-	-	-

2000
Mortgage loans	$ 7,750	$ 3,837	$ (6,912)	$ 4,675
Real estate	1,723	-	(1,723)	-

Mortgage loans and real estate investments comprise the following property types and geographic regions (in 000's):
	December 31,
	2001	2000
Property Type:
Office building	$ 369,526	$ 328,976
Residential	39,254	47,805
Retail	389,972	379,326
Industrial/warehouse	190,672	153,580
Other	16,982	19,149
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):
	December 31,
	2001	2000
Geographic region:

Arizona	$ 21,221	$ 19,809
California	95,861	87,607
Colorado	8,245	8,636
Connecticut	37,208	38,401
Delaware	6,707	15,131
Florida	40,359	36,179
Georgia	71,037	46,895
Indiana	15,015	13,496
Kentucky	13,824	14,941
Louisiana	15,221	7,639
Maryland	19,730	20,849
Massachusetts	116,962	98,377
Michigan	44,549	45,948
Nevada	3,891	5,308
New Jersey	24,047	16,653
New York	88,812	69,529
North Carolina	14,889	11,009
Ohio	29,137	35,966
Oregon	8,131	6,439
Pennsylvania	122,275	132,615
Tennessee	15,345	12,889
Texas	29,071	22,380
Utah	18,179	11,171
Virginia	27,840	20,911
Washington	62,439	60,560
All other	56,411	69,498
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001, scheduled mortgage loan maturities were as follows (000's):
2002	$ 50,312
2003	28,465
2004	47,272
2005	89,257
2006	56,351
Thereafter	644,073
Total	$ 915,730

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $39,800,000 and $45,119,000 at December 31, 2001 and 2000, respectively.

During 2000, the Company sold commercial mortgage loans in a securitization transaction. In the transaction, the Company retained servicing responsibilities, a Class B and a Class I interest only certificate. The Class B certificate is a subordinated interest. The Company receives annual servicing fees, before expenses, of 0.1 percent of the outstanding balance and rights to future cash flows arising after the investors in the securitization trust have received the return for which they contracted. The investors in the securitization trust have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interest is subject to credit, and interest rate risk on the transferred financial assets. The Company recognized a pretax gain of $763,000 on the securitization transaction.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:
	Class B	Class I
Prepayment speed	0	0
Weighted average life in years	7.25	4.54
Expected credit losses	0	0
Residual cash flows discount rate	7.798	8.844
Treasury rate interpolated for average life	4.97	4.96
Spread over treasuries	2.83%	3.88%
Duration in years	5.201	3.611


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows (in 000's):
	Commercial Mortgages
	Class B	Class I
Carrying amount of retained
interests	$ 15,636	$ 9,333
Fair value of retained interests	15,885	8,913
Weighted average life in years	9.419	3.900

Expected Credit Losses
Impact on fair value of .025% of adverse change	0	0
Impact on fair value of 20% of adverse change	0	0

Residual Cash flows Discount Rate
Impact on fair value of 10% of adverse change	15,328	8,682
Impact on fair value of 20% of adverse change	14,800	8,465

The total principal amount of the commercial mortgage loans was $173,655,000 at December 31, 2001, none of which were 60 days or more past due. There were no net credit losses incurred relating to the commercial mortgage loans at the date of the securitization and at December 31, 2001.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2001 and 2000. As of December 31, 2001 and 2000, the Company had received no collateral for securities on loan. The income resulting from this program was $126,000, $48,000 and $37,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements (in 000's):


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

	Year ended December 31,
	2001	2000
Lease contract receivable	$ 68,418	$ 57,623
Less: non-recourse debt	(36,096)	(57,607)
Net Receivable	32,322	16
Estimated value of leased assets	21,420	41,150
Less: unearned and deferred income	(18,231)	(6,718)
Investment in leveraged leases	35,511	34,448
Less: fees	(212)	(88)
Net investment in leveraged leases	$ 35,299	$ 34,360

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations. Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

In 2000, the Company launched a new guaranteed investment contract program. The purpose of the program was to increase market place and interest for these products. Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps. The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the note.

The net increase (decrease) in net investment income related to swaps was ($23,493,000), $166,000, and ($2,513,000) for the years ended December 31, 2001, 2000 and 1999, respectively. The Company did not employ hedge accounting treatment in 2001, 2000 and 1999. As a result, the unrealized gains and losses were realized immediately in those years.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The Company recognized gross realized gains on derivatives of $10,173,000, $3,924,000, and $4,735,000 in 2001, 2000, and 1999, respectively, as well as gross realized losses of $8,912,000, $1,156,000, and $1,789,000 during 2001, 2000, and 1999, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2001 and 2000, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral that is required is determined by agreed upon thresholds with the counterparties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2001, $32,900,000 of fixed maturities was pledged as collateral and is included in other assets. No collateral was pledged at December 31, 2000.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option. The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows (in 000's):

	Outstanding at December 31, 2001
	Notional
	Principal	Unrealized Gain
	Amounts	(Loss)

Interest rate swaps	$1,327,496
$        (73,495)

Currency swaps	697,557	(22,918)
Equity swaps	259,607	(34,008)
Equity index options	1,428,323	81,000

Total	$3,712,983	(49,421)
	Outstanding at December 31, 2000
	Notional Principal Amounts	Unrealized Gain (Loss)

Interest rate swaps	$1,308,496
$        (40,432)

Currency swaps	370,554	1,839
Equity swaps	162,576	(16,883)

Total	$1,841,626	$ (55,476)


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001 and 2000, the unrealized gains (losses) on derivatives are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):
	2001	2000	1999

Fixed maturities	$ 29,694	$ (14,962)	$ 4,846
Mortgage and other loans	(2,557)	2,057	1,981
Real estate	1,150	5,211	(742)
Derivative instruments	1,261	2,768	2,945
Short term investments	196	(22)	4
Write-down of fixed maturities	(6,050)	(14,956)	(6,689)
Total	$ 23,694	$ (19,904)	$ 2,345

5. NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

	2001	2000	1999

Fixed maturities	$ 320,810	$ 265,608	$ 254,390
Equity securities	-	-	(33)
Mortgage and other loans	73,050	77,807	90,638
Real estate	5,961	8,868	6,829
Policy loans	2,967	3,047	3,172
Derivatives	(127,322)	(66,773)	17,671
Other	10,802	4,664	(1,416)
Gross investment income	286,268	293,221	371,251
Less: Investment expenses	3,706	5,510	6,273
Net investment income	$ 282,562	$ 287,711	$ 364,978


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107 "Disclosure about Fair Value of Financial Instruments" excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 (in 000's):

	December 31, 2001		December 31, 2000
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 180,141	$ 180,141	$ 390,049	$ 390,049
Fixed maturities	3,739,277	3,739,277	3,749,567	3,695,679
Short-term investments	103,296	103,296	112,077	112,077
Mortgages	915,730	977,857	846,439	886,384
Derivatives	(49,421)	(49,421)	(55,476)	(55,476)
Policy loans	42,686	42,686	41,459	41,459
Other invested assets	66,771	66,771	74,551	74,551

Financial liabilities:
Guaranteed investment contracts	$ 1,320,278	$ 1,336,594	$ 1,002,865	$ 998,544
Contractholder deposit funds	1,603,391	1,591,474	2,129,758	2,090,197
Fixed annuity contracts	88,400	86,031	102,637	98,337
Interest sensitive life insurance	116,967	117,045	114,198	116,900
Long-term debt	565,000	596,218	565,000	510,962
Partnership Capital Securities	607,826	619,656	607,826	553,938


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company had several agreements with Sun Life Assurance Company of Canada, which provided that Sun Life Assurance Company of Canada would reinsure the mortality risk and certain ancillary benefits under various individual life insurance contracts sold by the Company. Under these agreements, basic death benefits and supplementary benefits were reinsured on a yearly renewable term basis and coinsurance basis, respectively. The effective dates of these agreements were June 1, 1982, November 1, 1986, and January 1, 1987. These agreements were terminated on December 31, 2000.

The Company had an agreement with an unrelated company that provided reinsurance of a small block of individual life insurance contracts on a modified coinsurance basis. This agreement was terminated on December 31, 2000.

The Company has agreements with Sun Life Assurance Company of Canada and with other unrelated companies which provide for reinsurance of certain mortality risks associated with the individual and corporate owned life insurance (COLI) contracts. These amounts are reinsured on a yearly renewable term basis.

GROUP INSURANCE

The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

7. REINSURANCE (CONTINUED):

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.

The effects of reinsurance were as follows (in 000's):
	For the Years Ended December 31,
	2001	2000	1999

Insurance premiums:
Direct	$ 43,980	$ 51,058	$ 54,662
Assumed	-	-	-
Ceded	2,971	6,255	9,595
Net premiums	$ 41,009	$ 44,803	$ 45,067

Insurance and other individual policy benefits and claims:
Direct	$ 314,750	$ 346,411	$ 342,284
Assumed	-	-	-
Ceded	5,063	8,077	7,433
Net policy benefits and claims	$ 309,687	$ 338,334	$ 334,851

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS:

PENSION PLAN

The Company and its subsidiaries participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2001, 2000, and 1999 (in 000's):
	Year ended December 31,
	2001	2000	1999
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 109,675	$ 99,520	$ 110,792

Service cost	5,968	5,242	5,632

Interest cost	8,698	7,399	6,952

Actuarial loss (gain)	20,089	579	(21,480)

Benefits paid	(3,825)	(3,065)	(2,376)
Projected benefit obligation at end of year	$ 140,605	$ 109,675	$ 99,520
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 163,204	$ 158,271	$ 151,575
Actual return on plan assets	17,888	8,218	9,072
Benefits paid	(3,825)	(3,285)	(2,376)
Fair value of plan assets at end of year	$ 177,267	$ 163,204	$ 158,271

Funded status	$ 36,662	$ 53,529	$ 58,752
Unrecognized net actuarial loss	5,341	(12,620)	(20,071)
Unrecognized transition obligation	(18,766)	(20,561)	(22,617)
Unrecognized prior service cost	5,922	6,501	7,081
Prepaid benefit cost	$ 29,159	$ 26,849	$ 23,145


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2001, 2000, and 1999 (in 000's).
	Year Ended December 31,
	2001	2000	1999

Components of net periodic benefit cost:
Service cost	$ 5,968	$ 5,242	$ 5,632

Interest cost	8,698	7,399	6,952

Expected return on plan assets	(14,502)	(13,723)	(12,041)

Amortization of transition obligation asset	(2,093)	(2,056)	(2,056)

Amortization of prior service cost	580	580	580

Recognized net actuarial gain	(492)	(1,146)	(554)
Net periodic benefit cost	$ (1,841)	$ (3,704)	$ (1,487)
The Company's share of net periodic benefit cost	$ 1,006	$ 805	$ 736

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.0% for the year ended December 31, 2001. The assumed weighted average discount rate for 2000 and 1999 was 7.5%. The expected return on plan assets for 2001, 2000 and 1999 was 8.75% and the assumed rate of compensation increase for 2001, 2000 and 1999 was 4.50%.

The Company and certain subsidiaries also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $462,000, $354,000 and $284,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company and certain subsidiaries provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2001, 2000, and 1999 (in 000's).


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):
	Year Ended December 31,
	2001	2000	1999
Change in benefit obligation:
Benefit obligation at beginning of year	$ 17,085	$ 12,217	$ 10,419

Service cost	624	529	413

Interest cost	1,296	1,139	845

Actuarial loss	10,956	3,665	1,048

Benefits paid	(792)	(465)	(508)
Benefit obligation at end of year	$ 29,169	$ 17,085	$ 12,217

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -	$ -
Employer contributions	792	465	508
Benefits paid	(792)	(465)	(508)
Fair value of plan assets at end of year	$ -	$ -	$ -

Funded Status	$ (29,169)	$ (17,085)	$ (12,217)
Unrecognized net actuarial loss	15,738	4,914	1,469
Unrecognized transition obligation	50	95	140
Prepaid (accrued) benefit cost	$ (13,381)	$ (12,076)	$ (10,608)


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2001, 2000, and 1999 (in 000's).

	2001	2000	1999

Components of net periodic benefit cost
Service cost	$ 624	$ 529	$ 413

Interest cost	1,296	1,139	845

Amortization of transition obligation(asset)	45	45	45

Recognized net actuarial loss (gain)	381	219	164
Net periodic benefit cost	$ 2,346	$ 1,932	$ 1,467

The Company's share of net periodic benefit cost	$ 256	$ 219	$ 185

In order to measure the postretirement benefit obligation at December 31, 2001 the Company assumed a 16.0% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). In addition, medical cost inflation is assumed to be 12% in 2002 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $6.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $465,000. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $5.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $369,000. The assumed weighted average discount rate used in determining the postretirement benefit obligation was 7.0% for 2001 and 7.5% for 2000 and 1999.

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31, 2001, 2000 and 1999 was as follows (in 000's):

	2001	2000	1999
Federal income tax expense (benefit):
Current	$(81,820)	$(8,536)	$18,570
Deferred	58,498	(53,145)	10,210

Total	$(23,322)	$(61,681)	$28,780


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:
	2001	2000	1999

Expected federal income tax expense	$(13,435)	$(21,455)	$28,969
Low income housing credit	(6,138)	(5,805)	(6,348)
Additional tax provision	(4,200)	(35,897)	6,851
Other	451	1,476	(692)

Federal income tax expense	$(23,322)	$(61,681)	$28,780

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2001 and 2000 were as follows (in 000's):
	2001	2000

Deferred tax assets:
Actuarial liabilities	$ 92,323	$ 177,709
Other	38,870	845
Total deferred tax assets	$ 131,193	$ 178,554

Deferred tax liabilities:
Deferred policy acquisition costs	(181,647)	(189,447)
Investments, net	(48,710)	(30,513)
Total deferred tax liabilities	$ (230,357)	$ (219,960)

Net deferred tax liabilities	$ (99,164)	$ (41,406)


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):
	2001	2000

Balance at January 1	$ 20,574	$ 17,755
Less reinsurance recoverables	(5,067)	(4,036)
Net balance at January 1	15,507	13,719
Incurred related to:
Current year	11,354	10,670
Prior years	(786)	(14)
Total incurred	10,568	10,656
Paid losses related to:
Current year	(5,446)	(5,473)
Prior years	(3,092)	(3,395)
Total paid	(8,538)	(8,868)

Net balance at December 31	23,615	20,574
Less reinsurance recoverables	(6,078)	(5,067)
Balance at December 31	$ 17,537	$ 15,507

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the deferred policy acquisition costs (in 000's):
	2001	2000
Balance at January 1	$ 761,988	$ 686,278
Acquisition costs deferred	137,879	206,869
Amortized to expense during the year	(120,733)	(123,832)
Adjustment for unrealized investment gains (losses) during the year	(13,418)	(7,327)
Balance at December 31	$ 765,716	$ 761,988

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Net investment income is allocated based on segmented assets by line of business.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering guaranteed investment contracts to unrelated third parties in overseas markets during the second quarter of 2000. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life and long-term disability insurance to small and mid-size employers in the State of New York.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments (in 000's):

      	Year ended December 31, 2001
			Pretax
	Total	Total	Income	Net Operating	Total
	Revenues	Expenditures	(Loss)	Income (Loss)	Assets

Wealth Management	$ 494,231	$ 527,615	$ (30,855)	$ (11,795)	$ 20,281,474
Individual Protection	32,345	28,383	3,962	3,443	1,685,589
Group Protection	19,407	15,930	3,477	2,641	38,105
Corporate	85,322	104,692	(21,899)	(12,170)	304,570
Total	$ 631,305	$ 676,620	$ (45,315)	$ (17,881)	$ 22,309,738

	Year ended December 31, 2000

Wealth Management	$ 533,517	$ 556,864	$ (23,347)	$ (6,911)	$ 22,094,736
Individual Protection	44,206	44,477	(271)	(176)	1,242,549
Group Protection	17,194	15,350	1,844	1,199	30,514
Corporate	15,552	55,025	(39,473)	8,419	689,869
Total	$ 610,469	$ 671,716	$ (61,247)	$ 2,531	$ 24,057,668

	Year ended December 31, 1999

Wealth Management	$ 563,836	$ 460,788	$ 103,048	$ 73,002	$ 20,911,529
Individual Protection	17,625	18,001	(376)	198	302,100
Group Protection	16,415	15,541	874	568	27,286
Corporate	31,996	52,731	(20,735)	(20,036)	243,998
Total	$ 629,872	$ 547,061	$ 82,811	$ 53,732	$ 21,484,913

13. REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently. The statutory financials are not prepared on a consolidated basis.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

13. REGULATORY FINANCIAL INFORMATION (CONTINUED):

The Company's statutory surplus and net income (loss) are as follows (in 000's):

	Year ended December 31,
	2001	2000	1999

Statutory surplus and capital
$     769,520
		$ 940,335	$ 886,342
Statutory net (loss) income	$ (137,139)	$ (236)	$ 90,358

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware. Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Insurance Commissioner of the State of Delaware.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), of $25,924,000 as of January 1, 2001. This adjustment is due to $25,454,000 of net deferred tax assets established as of January 1, 2001 offset by an increase of $470,000 in the valuation of the Company's obligation for postretirement benefits other than pensions ("PBOP") on a NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company and its insurance subsidiary's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and Sun Life Insurance and Annuity Company of New York. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance. Dividends in the amounts of $15,000,000, $10,000,000 and $80,000,000 were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2001, 2000, and 1999, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. No dividends were paid during 2001. Dividends in the amount of $4,700,000 and $6,500,000 were declared and paid during 2000 and 1999, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters beyond the ordinary course of business that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million. There are 14 banks in the syndicate of lenders, which is led by Chase Bank, New York. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements. One line of credit terminates October 2002, the other in October 2003. As of December 31, 2001, no amounts have been borrowed.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2001, minimum future lease payments under such leases are as follows (in 000's):

2002	$ 1,924
2003	294
2004	196
Total	$ 2,414

Total rental expense for the years ended December 31, 2001, 2000 and 1999 was $6,936,000, $5,002,000, and $4,656,000, respectively.

16. DISCONTINUED OPERATIONS

During 1999, the Company discontinued its individual disability segment and its banking and trust segment. These segments were composed of Massachusetts Casualty Insurance Company ("MCIC") and New London Trust, F.S.B. ("NLT"), which were both sold during 1999 to separate, unaffiliated parties. Net proceeds on the sale of MCIC were approximately $33,965,000 and the Company realized a net loss after taxes of $25,465,000. Net proceeds on the sale of NLT were approximately $30,000,000; the Company realized a net gain after taxes of $13,170,000. Immediately before the sale date of NLT, the Company received a $19 million dividend distribution from NLT.

There were no results from discontinued operations in 2001 and 2000. Income from discontinued operations for the year ended December 31, 1999 were as follows (in 000's):
1999
Revenue	$ 22,667
Expenses	21,430
Provision for income taxes	203
Income from discontinued operations	$ 1,034


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, comprehensive income, stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 15, 2002


Appendix A

Glossary of Policy Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the policy date.

Attained Age-With respect to an Insured, the Insured's Issue Age plus the number of completed Policy Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Policy Debt.

Class-The risk and underwriting classification of an Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

Effective Date of Coverage-Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-A percentage charge deducted from each premium payment.

Fixed Account Option-The portion of the Account Value funded by assets invested in our general account.

Fund-A mutual fund portfolio in which a Sub-Account invests.

Initial Premium-The initial premium amount specified in your Policy.

Insured-The persons whose lives are insured under the Policy.

Investment Options-The investment choices consisting of the Sub-Accounts and the Fixed Account Option.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Initial Premium.

Issue Age-With respect to an Insured, the age as of the Insured's birthday nearest the policy date.

Issue Date-The date we produce a Policy from our system as specified in the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the policy date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The monthly amount deducted from the Account Value for the mortality and expense risk we assume by issuing the Policy.

Policy Application-The application for a Policy, a copy of which is attached to and incorporated in the Policy.

Policy Debt-The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month-A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy which is payable at the death of the Surviving Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Policy Year-A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

Principal Office-Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

Processing Date-The first Valuation Date on or next following a Monthly Anniversary Day.

Specified Face Amount-The amount of life insurance coverage you request as specified in your Policy.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an Investment Option available to you.

Surviving Insured-The Insured who is living upon the death of the other Insured. If both Insureds die simultaneously, the term "Surviving Insured" shall mean the younger of the two Insureds.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account I.

Appendix B

Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C
Sample Hypothetical Illustrations
Hypothetical Illustrations of Cash Surrender Values, Account Values and Death Benefits

The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e. investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12% over the periods indicated.

The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts, if the actual rates of return average 0%, 6% or 12%, but the rates for each Fund varied above and below the averages.

The amounts shown for the death benefits and the Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth below. These include the Expense Charge Applied to Premium, the Monthly Mortality and Expense Risk Charge charged against the Variable Account Value for mortality and expense risks, the Monthly Expense Charge and the Monthly Cost of Insurance. The Expense Charge Applied to Premium is equal to 6.00% as a sales load and for our federal, state and local tax obligations and is guaranteed not to exceed 8.00%. The Monthly Mortality and Expense Risk charge is a percentage of the values in the Variable Account Value. The Mortality and Expense Risk Charge percentage is .60% (.05% monthly) annually for Policy Years 1 through 15 and .20% (.01667% monthly) annually thereafter. The Monthly Expense Charge is a monthly charge made in the first 15 Policy Years based on the Specified Face Amount and the classifications of the insured lives.

The amounts shown in the tables also take into account the fund's advisory fees and operating expenses, which are assumed to be at an annual rate of .88% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than .88%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the Fund prospectuses for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -.88%, 5.12% and 11.12%, respectively.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and Cash Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested, after taxes, at 5% per year, compounded annually.

We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming policy charges at their maximum, we will furnish a table assuming current policy charges.

TABLE 1

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

Male, Preferred, Age 55, Nontobacco; and Female, Standard, Age 55, Nontobacco

$1,000,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 10,000.00

DEATH BENEFIT OPTION A

CURRENT POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -0.88%			Net 5.12%			Net 11.12%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	10,500	0	7,587	1,000,000	0	8,093	1,000,000	0	8,600	1,000,000
2	21,525	0	15,037	1,000,000	984	16,524	1,000,000	2,534	18,074	1,000,000
3	33,101	6,798	22,338	1,000,000	9,753	25,293	1,000,000	12,956	28,496	1,000,000
4	45,256	13,937	29,477	1,000,000	18,860	34,400	1,000,000	24,410	39,950	1,000,000
5	58,019	20,896	36,436	1,000,000	28,299	43,839	1,000,000	36,984	52,524	1,000,000
6	71,420	29,218	43,204	1,000,000	39,627	53,613	1,000,000	52,336	66,322	1,000,000
7	85,491	37,353	49,785	1,000,000	51,305	63,737	1,000,000	69,042	81,474	1,000,000
8	100,266	45,304	56,182	1,000,000	63,352	74,230	1,000,000	87,249	98,127	1,000,000
9	115,779	53,098	62,422	1,000,000	75,808	85,132	1,000,000	107,138	116,462	1,000,000
10	132,068	60,747	68,517	1,000,000	88,704	96,474	1,000,000	128,900	136,670	1,000,000
11	149,171	69,934	76,150	1,000,000	103,795	110,011	1,000,000	154,521	160,737	1,000,000
12	167,130	78,899	83,561	1,000,000	119,390	124,052	1,000,000	182,566	187,228	1,000,000
13	185,986	87,629	90,737	1,000,000	135,497	138,605	1,000,000	213,282	216,390	1,000,000
14	205,786	96,083	97,637	1,000,000	152,101	153,655	1,000,000	246,918	248,472	1,000,000
15	226,575	103,493	104,270	1,000,000	168,455	169,232	1,000,000	283,022	283,799	1,000,000
16	248,404	110,793	110,793	1,000,000	185,831	185,831	1,000,000	323,778	323,778	1,000,000
17	271,324	116,953	116,953	1,000,000	202,991	202,991	1,000,000	367,958	367,958	1,000,000
18	295,390	122,709	122,709	1,000,000	220,710	220,710	1,000,000	416,804	416,804	1,000,000
19	320,660	128,012	128,012	1,000,000	238,979	238,979	1,000,000	470,841	470,841	1,000,000
20	347,193	132,802	132,802	1,000,000	257,783	257,783	1,000,000	530,663	530,663	1,000,000
21	375,052	137,006	137,006	1,000,000	277,101	277,101	1,000,000	596,952	596,952	1,000,000
22	404,305	140,451	140,451	1,000,000	296,829	296,829	1,000,000	670,450	670,450	1,000,000
23	435,020	142,996	142,996	1,000,000	316,899	316,899	1,000,000	752,063	752,063	1,000,000
24	467,271	144,476	144,476	1,000,000	337,232	337,232	1,000,000	842,868	842,868	1,000,000
25	501,135	144,700	144,700	1,000,000	357,739	357,739	1,000,000	944,155	944,155	1,000,000
26	536,691	143,450	143,450	1,000,000	378,322	378,322	1,000,000	1,056,935	1,056,935	1,109,782
27	574,026	140,480	140,480	1,000,000	398,885	398,885	1,000,000	1,181,828	1,181,828	1,240,920
28	613,227	135,512	135,512	1,000,000	419,325	419,325	1,000,000	1,320,102	1,320,102	1,386,107
29	654,388	128,228	128,228	1,000,000	439,539	439,539	1,000,000	1,473,150	1,473,150	1,546,807
30	697,608	118,241	118,241	1,000,000	459,408	459,408	1,000,000	1,642,496	1,642,496	1,724,620

(1) Assumes a $10,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates can be achieved for any one year or sustained over any period of time.


TABLE 2

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

Male, Preferred, Age 55, Nontobacco; and Female, Standard, Age 55, Nontobacco

$1,000,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 10,000.00

DEATH BENEFIT OPTION A

GUARANTEED POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -0.88%			Net 5.12%			Net 11.12%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	10,500	0	7,350	1,000,000	0	7,843	1,000,000	0	8,337	1,000,000
2	21,525	0	14,483	1,000,000	386	15,926	1,000,000	1,891	17,431	1,000,000
3	33,101	5,839	21,379	1,000,000	8,697	24,237	1,000,000	11,796	27,336	1,000,000
4	45,256	12,476	28,016	1,000,000	17,220	32,760	1,000,000	22,571	38,111	1,000,000
5	58,019	18,828	34,368	1,000,000	25,934	41,474	1,000,000	34,279	49,819	1,000,000
6	71,420	26,416	40,402	1,000,000	36,364	50,350	1,000,000	48,534	62,520	1,000,000
7	85,491	33,642	46,074	1,000,000	46,920	59,352	1,000,000	63,842	76,274	1,000,000
8	100,266	40,450	51,328	1,000,000	57,542	68,420	1,000,000	80,256	91,134	1,000,000
9	115,779	46,760	56,084	1,000,000	68,155	77,479	1,000,000	97,816	107,140	1,000,000
10	132,068	52,480	60,250	1,000,000	78,660	86,430	1,000,000	116,555	124,325	1,000,000
11	149,171	59,178	65,394	1,000,000	90,674	96,890	1,000,000	138,286	144,502	1,000,000
12	167,130	65,054	69,716	1,000,000	102,435	107,097	1,000,000	161,466	166,128	1,000,000
13	185,986	69,996	73,104	1,000,000	113,822	116,930	1,000,000	186,167	189,275	1,000,000
14	205,786	73,884	75,438	1,000,000	124,702	126,256	1,000,000	212,482	214,036	1,000,000
15	226,575	75,789	76,566	1,000,000	134,134	134,911	1,000,000	239,723	240,500	1,000,000
16	248,404	76,602	76,602	1,000,000	143,256	143,256	1,000,000	269,836	269,836	1,000,000
17	271,324	74,852	74,852	1,000,000	150,390	150,390	1,000,000	301,195	301,195	1,000,000
18	295,390	71,080	71,080	1,000,000	156,051	156,051	1,000,000	334,774	334,774	1,000,000
19	320,660	64,706	64,706	1,000,000	159,650	159,650	1,000,000	370,588	370,588	1,000,000
20	347,193	55,132	55,132	1,000,000	160,568	160,568	1,000,000	408,759	408,759	1,000,000
21	375,052	41,707	41,707	1,000,000	158,113	158,113	1,000,000	449,511	449,511	1,000,000
22	404,305	23,691	23,691	1,000,000	151,491	151,491	1,000,000	493,202	493,202	1,000,000
23	435,020	254	254	1,000,000	139,789	139,789	1,000,000	540,369	540,369	1,000,000
24	467,271	*	*	*	121,928	121,928	1,000,000	591,774	591,774	1,000,000
25	501,135	*	*	*	96,500	96,500	1,000,000	648,425	648,425	1,000,000
26	536,691	*	*	*	61,573	61,573	1,000,000	711,648	711,648	1,000,000
27	574,026	*	*	*	14,521	14,521	1,000,000	783,265	783,265	1,000,000
28	613,227	*	*	*	*	*	*	865,842	865,842	1,000,000
29	654,388	*	*	*	*	*	*	963,064	963,064	1,011,217
30	697,608	*	*	*	*	*	*	1,073,389	1,073,389	1,127,059

*Policy terminates due to insufficient values.

(1) Assumes a $10,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates can be achieved for any one year or sustained over any period of time.


TABLE 3

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

Male, Preferred, Age 55, Nontobacco; and Female, Standard, Age 55, Nontobacco

$1,000,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 12,000.00

DEATH BENEFIT OPTION B

CURRENT POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -0.88%			Net 5.12%			Net 11.12%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	12,600	0	9,439	1,009,439	0	10,057	1,010,057	0	10,677	1,010,677
2	25,830	3,174	18,714	1,018,714	5,001	20,541	1,020,541	6,903	22,443	1,022,443
3	39,722	12,271	27,811	1,027,811	15,913	31,453	1,031,453	19,857	35,397	1,035,397
4	54,308	21,177	36,717	1,036,717	27,255	42,795	1,042,795	34,103	49,643	1,049,643
5	69,623	29,874	45,414	1,045,414	39,027	54,567	1,054,567	49,756	65,296	1,065,296
6	85,704	39,903	53,889	1,053,889	52,785	66,771	1,066,771	68,499	82,485	1,082,485
7	102,589	49,713	62,145	1,062,145	66,992	79,424	1,079,424	88,939	101,371	1,101,371
8	120,319	59,306	70,184	1,070,184	81,671	92,549	1,092,549	111,253	122,131	1,122,131
9	138,935	68,709	78,033	1,078,033	96,865	106,189	1,106,189	135,661	144,985	1,144,985
10	158,481	77,937	85,707	1,085,707	112,610	120,380	1,120,380	162,396	170,166	1,170,166
11	179,006	88,672	94,888	1,094,888	130,664	136,880	1,136,880	193,486	199,702	1,199,702
12	200,556	99,146	103,808	1,103,808	149,330	153,992	1,153,992	227,532	232,194	1,232,194
13	223,184	109,343	112,451	1,112,451	168,614	171,722	1,171,722	264,819	267,927	1,267,927
14	246,943	119,217	120,771	1,120,771	188,494	190,048	1,190,048	305,635	307,189	1,307,189
15	271,890	127,998	128,775	1,128,775	208,219	208,996	1,208,996	349,573	350,350	1,350,350
16	298,084	136,684	136,684	1,136,684	229,170	229,170	1,229,170	399,060	399,060	1,399,060
17	325,589	144,163	144,163	1,144,163	249,978	249,978	1,249,978	452,710	452,710	1,452,710
18	354,468	151,160	151,160	1,151,160	271,394	271,394	1,271,394	511,782	511,782	1,511,782
19	384,791	157,616	157,616	1,157,616	293,381	293,381	1,293,381	576,796	576,796	1,576,796
20	416,631	163,457	163,457	1,163,457	315,885	315,885	1,315,885	648,316	648,316	1,648,316
21	450,063	168,595	168,595	1,168,595	338,833	338,833	1,338,833	726,950	726,950	1,726,950
22	485,166	172,825	172,825	1,172,825	362,029	362,029	1,362,029	813,248	813,248	1,813,248
23	522,024	175,980	175,980	1,175,980	385,302	385,302	1,385,302	907,858	907,858	1,907,858
24	560,725	177,868	177,868	1,177,868	408,444	408,444	1,408,444	1,011,469	1,011,469	2,011,469
25	601,361	178,269	178,269	1,178,269	431,210	431,210	1,431,210	1,124,816	1,124,816	2,124,816
26	644,030	176,940	176,940	1,176,940	453,314	453,314	1,453,314	1,248,686	1,248,686	2,248,686
27	688,831	173,619	173,619	1,173,619	474,433	474,433	1,474,433	1,383,928	1,383,928	2,383,928
28	735,873	168,021	168,021	1,168,021	494,204	494,204	1,494,204	1,531,460	1,531,460	2,531,460
29	785,266	159,841	159,841	1,159,841	512,221	512,221	1,512,221	1,692,273	1,692,273	2,692,273
30	837,129	148,727	148,727	1,148,727	528,008	528,008	1,528,008	1,867,416	1,867,416	2,867,416

*Policy terminates due to insufficient values.

(1) Assumes a $12,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates can be achieved for any one year or sustained over any period of time.


TABLE 4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

Male, Preferred, Age 55, Nontobacco; and Female, Standard, Age 55, Nontobacco

$1,000,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 12,000.00

DEATH BENEFIT OPTION B

GUARANTEED POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -0.88%			Net 5.12%			Net 11.12%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	12,600	0	9,163	1,009,163	0	9,765	1,009,765	0	10,369	1,010,369
2	25,830	2,539	18,079	1,018,079	4,315	19,855	1,019,855	6,165	21,705	1,021,705
3	39,722	11,188	26,728	1,026,728	14,717	30,257	1,030,257	18,540	34,080	1,034,080
4	54,308	19,546	35,086	1,035,086	25,417	40,957	1,040,957	32,035	47,575	1,047,575
5	69,623	27,584	43,124	1,043,124	36,393	51,933	1,051,933	46,731	62,271	1,062,271
6	85,704	36,817	50,803	1,050,803	49,170	63,156	1,063,156	64,262	78,248	1,078,248
7	102,589	45,646	58,078	1,058,078	62,150	74,582	1,074,582	83,154	95,586	1,095,586
8	120,319	54,007	64,885	1,064,885	75,270	86,148	1,086,148	103,475	114,353	1,114,353
9	138,935	61,814	71,138	1,071,138	88,442	97,766	1,097,766	125,275	134,599	1,134,599
10	158,481	68,964	76,734	1,076,734	101,551	109,321	1,109,321	148,590	156,360	1,156,360
11	179,006	77,012	83,228	1,083,228	116,192	122,408	1,122,408	175,224	181,440	1,181,440
12	200,556	84,144	88,806	1,088,806	130,574	135,236	1,135,236	203,608	208,270	1,208,270
13	223,184	90,234	93,342	1,093,342	144,542	147,650	1,147,650	233,776	236,884	1,236,884
14	246,943	95,150	96,704	1,096,704	157,925	159,479	1,159,479	265,759	267,313	1,267,313
15	271,890	97,955	98,732	1,098,732	169,735	170,512	1,170,512	298,779	299,556	1,299,556
16	298,084	99,617	99,617	1,099,617	181,205	181,205	1,181,205	334,900	334,900	1,334,900
17	325,589	98,559	98,559	1,098,559	190,427	190,427	1,190,427	372,040	372,040	1,372,040
18	354,468	95,330	95,330	1,095,330	197,850	197,850	1,197,850	410,907	410,907	1,410,907
19	384,791	89,354	89,354	1,089,354	202,767	202,767	1,202,767	451,054	451,054	1,451,054
20	416,631	80,080	80,080	1,080,080	204,454	204,454	1,204,454	492,002	492,002	1,492,002
21	450,063	66,956	66,956	1,066,956	202,148	202,148	1,202,148	533,215	533,215	1,533,215
22	485,166	49,423	49,423	1,049,423	195,034	195,034	1,195,034	574,086	574,086	1,574,086
23	522,024	26,941	26,941	1,026,941	182,267	182,267	1,182,267	613,953	613,953	1,613,953
24	560,725	*	*	*	162,972	162,972	1,162,972	652,093	652,093	1,652,093
25	601,361	*	*	*	136,121	136,121	1,136,121	687,591	687,591	1,687,591
26	644,030	*	*	*	100,433	100,433	1,100,433	719,225	719,225	1,719,225
27	688,831	*	*	*	54,364	54,364	1,054,364	745,434	745,434	1,745,434
28	735,873	*	*	*	*	*	*	764,248	764,248	1,764,248
29	785,266	*	*	*	*	*	*	773,302	773,302	1,773,302
30	837,129	*	*	*	*	*	*	770,135	770,135	1,770,135

*Policy terminates due to insufficient values.

(1) Assumes a $12,000.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates can be achieved for any one year or sustained over any period of time.

You can review and copy the complete registration statement which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 1-800-SEC-0330. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

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PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION OF REASONABLENESS OF FEES

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

UNDERTAKING ON INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The prospectuses consisting of 132 pages and 131 pages respectively.

The undertaking to file reports.

Representation of reasonableness of fees.

The Rule 484 undertaking.

The signatures.

Written consents of the following persons:

Edward M. Shea, Esq.

Georges C. Rouhart, FSA, MAAA

Deloitte & Touche LLP, Independent Public Accountants

The following exhibits:
1.	Copies of all exhibits required by paragraph A of instructions for Exhibits to Form N-8B-2:

	(1)(a)	Resolutions of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of one or more separate accounts(1)

	(1)(b)	Record of Action, dated December 1, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I(1)

	(1)(c)	Record of Action, dated March 30, 1999, relating to the establishment of Sun Life of Canada (U.S.) Variable Account I(2)

	(2)	Not applicable

	(3)(a)	Form of Marketing Coordination Agreement(12)

	(3)(b)	Specimen Sales and General Agent Agreement(7)

	(3)(c)	Schedule of Sales Commissions(7)

	(3)(d)	Variable Life Insurance Supplement and Commission Schedule(7)

	(3)(e)	Broker-Dealer Administrative Services Supervisory Agreement(7)

	(4)	Not Applicable

	(5)(a)(i)	Futurity Survivorship II Flexible Premium Combination Fixed and Variable Life Insurance Policy(8)

	(5)(a)(ii)	Futurity Survivorship Flexible Premium Combination Fixed and Variable Life Insurance Policy(8)

	(5)(b)	Form of Estate Preservation Rider(2)

	(5)(c)	Form of Maturity Extension with Full Death Benefit Rider(2)

	(5)(d)	Form of Supplemental Insurance Rider(7)

	(6)(a)	Certificate of Incorporation of Sun Life of Canada (U.S.)(3)

	(6)(b)	Bylaws of Sun Life of Canada (U.S.)(3)

	(7)	Not Applicable

	(8)(a)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(2)

	(8)(a)(i)	Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(2)

	(8)(a)(ii)	Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(2)
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	(8)(a)(iii)	Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.
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	(8)(b)	Participation Agreement by and among The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated(2)

	(8)(c)	Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)(2)
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	(8)(c)(1)	Amendment No. 5 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)
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	(8)(d)	Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(2)
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	(8)(d)(i)	Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company
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	(8)(e)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), OCC Accumulation Trust, and OCC Distributors(2)

	(8)(f)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.(2)
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	(8)(f)(i)	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.

	(8)(f)(ii)	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.

	(8)(g)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.

	(8)(h)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation.

	(8)(h)(i)	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation.

	(8)(h)(ii)	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation.

	(8)(i)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

	(8)(i)(i)	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.
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	(9)	Not Applicable.

	(10)(a)	Application for Futurity Protector Flexible Premium Combination Fixed and Variable Life Insurance Policy(8)

	(10)(b)	Application for Futurity Flexible Premium Combination Fixed and Variable Life Insurance Policy(8)

	(11)	Memorandum describing Sun Life of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures(8)
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(12)

Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-59662, filed with the Securities and Exchange Commission on April 19, 2002.

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2.	Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3.	None

4.	Not applicable

5.	Not applicable

6.	Opinion and Consent of Georges C. Rouhart, FSA, MAAA

7.	Consent of Deloitte & Touche LLP, Independent Public Accountants

8.	Powers of Attorney(6)

(1)

Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6 File No. 333-94359, filed with the Securities and Exchange Commission on January 10, 2000.

(2)

Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.

(3)

Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.

(4)

Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.

(5)

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 12, 2001.

(6)

Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to Form N-4 Registration Statement of Sun Life of Canada (U.S.) Variable Account F, File No. 333-30844, filed February 9, 2001.

(7)

Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

(8)

Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 26, 2001.

(9)

Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, file No. 333-94359, filed with the Securities and Exchange Commission on February 26, 2001.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 19th day of April, 2002.
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(Registrant)

By:	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By:	/s/ James A. McNulty, III
James A. McNulty, III, President
Attest:	/s/ Ellen B. King
Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.
/s/ James A. McNulty, III James A. McNulty, III	President and Director (Principal Executive Officer)	April 19, 2002

/s/ Davey Scoon Davey Scoon	Vice President and Chief Administrative and Financial Officer and Treasurer (Principal Financial & Accounting Officer)	April 19, 2002

*/s/ Donald A. Stewart Donald A. Stewart	Chairman and Director

*/s/ C. James Prieur C. James Prieur	Vice Chairman and Director

*/s/ James C. Baillie James C. Baillie	Director

*/s/ David D. Horn David D. Horn	Director

*/s/ Angus MacNaughton Angus MacNaughton	Director

*/s/ S. Caesar Raboy S. Caesar Raboy	Director

*/s/ William W. Stinson William W. Stinson	Director

By: /s/ Edward M. Shea Edward M. Shea, Attorney-In-Fact		April 19, 2002

*By Edward M. Shea pursuant to Powers of Attorney.

EXHIBIT INDEX

1.	Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.

2.	Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.

3.	Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation

4.	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation

5.	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation

6.	Amendment No. 5 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)

7.	Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

8.	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

9.	Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company

10.	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.

11.	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.

12.	Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

13.	Opinion and Consent of Georges C. Rouhart, FSA, MAAA

14.	Consent of Deloitte & Touche LLP, Independent Public Accountants

15.	Representation of Counsel Pursuant to Rule 485(b)

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